UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/15

The following N-CSR relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, series of the Registrant with a fiscal year end of August 31. A separate N-CSR will be filed for that series as appropriate.

Dreyfus AMT-Free Municipal Reserves

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus Opportunistic Emerging Markets Debt Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

 Dreyfus U.S. Treasury Reserves

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus AMT-Free Municipal Reserves

SEMIANNUAL REPORT April 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
34	Information About the Renewal of the Fund’s
Investment Management Agreement

FOR MORE INFORMATION
Back Cover

Dreyfus AMT-Free Municipal Reserves A LETTER FROM THE PRESIDENT	The Fund

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Reserves Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer term U.S.Treasury securities fared relatively well over the reporting period when long-term interest rates fell amid robust demand from investors seeking relatively safe havens in the midst of disappointing global growth, deflationary pressures, and intensifying geopolitical conflicts. Yet, yields of money market instruments remained anchored near zero percent by an unchanged target for overnight interest rates.Yields also experienced downward pressure from robust demand for a relatively limited supply of money market-eligible instruments.

We remain optimistic regarding the outlook for the U.S. economy. The domestic economic recovery has continued, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address persistent global economic weakness. However, we expect short-term interest rates to remain low for some time to come, particularly in light of weaker-than-expected U.S. GDP growth over the first quarter of 2015. Moreover, eventual rate hikes are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014 through April 30, 2015, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus AMT-Free Municipal Reserves’ BASIC shares produced an annualized yield of 0.01% Class B shares yielded 0.01%, Class R shares yielded 0.01%, and Investor shares yielded 0.01%. Taking into consideration the effects of compounding, the fund’s BASIC shares, Class B shares, Class R shares, and Investor shares produced annualized effective yields of 0.01%, 0.01%, 0.01% and 0.01% for the same period.1

Despite weather-related weakness over the first quarter of 2015, the U.S. economic recovery continued to gain traction over the reporting period. Nonetheless, the Federal Reserve Board (the “Fed”) left its target for short-term interest rates unchanged at historically low levels, and yields of tax-exempt money market instruments remained near zero percent.

The Fund’s Investment Approach

The fund seeks a high level of current income, consistent with stability of principal, that is exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal personal income tax and the federal alternative minimum tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper, and municipal leases.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Supply-and-Demand Factors Kept Yields Low

The U.S. economic recovery continued to gather momentum over the reporting period when labor markets strengthened, corporate earnings grew, and plummeting energy prices boosted purchasing power among consumers.The economy’s advance stumbled during the first quarter of 2015 due to unusually harsh winter weather, but evidence of renewed growth emerged in the spring.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Long-term interest rates generally fell in this environment, defying widespread expectations that stronger economic growth would drive bond yields higher. Global investors seeking more competitive yields than were available in Europe and Japan flocked to U.S.Treasury securities, and the resulting supply-and-demand imbalance put downward pressure on yields of longer term U.S. fixed-income securities. This trend showed signs of reversing late in the reporting period when long-term interest rates climbed amid stronger-than-expected employment data and expectations of short-term rate hikes later this year. However, short-term rates remained relatively unaffected by these developments, as the Fed left the federal funds rate unchanged in a range between 0% and 0.25%.

In contrast to increased issuance of longer term municipal bonds during the reporting period, the supply of new municipal money market instruments declined when the need for short-term financing diminished in light of better fiscal conditions and higher tax receipts. Meanwhile, investor demand remained robust. In this environment, one-year municipal notes ended the reporting period with yields of 0.18%, on average, and a weekly, high-grade market index comprised of seven-day tax-exempt variable-rate demand notes (VRDNs) remained steady at 0.02% over the first three months of 2015.

Municipal credit quality generally continued to improve as most states and many local governments recovered gradually from the recession, enabling them to balance their budgets and replenish reserves. In particular, state general funds have shown consecutive quarters of growth in personal income taxes and sales taxes, both important sources of revenue.

Focus on Quality and Liquidity

As we have for some time, we maintained the fund’s focus on instruments with strong liquidity characteristics, including an emphasis on VRDNs on which yields are reset weekly. As part of our risk management strategy, we also maintained broad diversification across both municipal issuers and instruments backed by third parties. For example, we have identified stable credits among state general obligation bonds; essential-service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers.

4

Like most other tax-exempt money market funds, we have continued to maintain a short weighted average maturity compared to historical averages, as narrow yield differences along the market’s maturity range provided little incentive to assume the incremental risks of longer dated instruments.

Fed in No Hurry to Raise Rates

Although the Fed concluded its massive quantitative easing program at the end of October, 2014, public comments following the Federal Open Market Committee’s April 2015 meeting discussed the transitory factors that dampened economic growth during the winter and reiterated that the Fed is likely to raise the target range for the federal funds rate only when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% target. Consequently, in our judgment, the prudent course for management of the fund continues to be an emphasis on preservation of capital and liquidity.

May 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Municipal securities holdings (as applicable), while rated in the highest rating category by one or more National
Recognized Statistical Rating Organizations (NRSROs) (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time.
Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Reserves from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015
	Investor	Class R	BASIC	Class B
	Shares	Shares	Shares	Shares
Expenses paid per $1,000†	$.69	$.69	$.69	$.69
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015
	Investor	Class R	BASIC	Class B
	Shares	Shares	Shares	Shares
Expenses paid per $1,000†	$.70	$.70	$.70	$.70
Ending value (after expenses)	$1,024.10	$1,024.10	$1,024.10	$1,024.10

† Expenses are equal to the fund’s annualized expense ratio of .14% for Investor Shares, .14% for Class R Shares,
.14% for BASIC Shares and .14% for Class B Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—103.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—6.0%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects) (LOC;
National Rural Utilities
Cooperative Finance
Corporation)	0.27	5/7/15	5,000,000	[a]	5,000,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.12	5/1/15	7,000,000	[a]	7,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.10	5/7/15	2,000,000	[a]	2,000,000
Arizona—4.3%
Arizona Health Facilities
Authority, Revenue (Community
Behavioral Health Properties
of Southern Arizona Project)
(LOC; Wells Fargo Bank)	0.22	5/7/15	1,000,000	[a]	1,000,000
Arizona Transportation Board,
Highway Revenue	5.00	7/1/15	525,000		529,208
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/15	500,000		509,730
Phoenix Industrial Development
Authority, Facilities Revenue
(Southwest Human Development
Project) (LOC; Wells Fargo
Bank)	0.22	5/7/15	905,000	[a]	905,000
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc.—
Drake Cement Project) (LOC;
Citibank NA)	0.15	5/7/15	7,000,000	[a]	7,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado—6.0%
Colorado Educational and Cultural
Facilities Authority,
Educational Facilities Revenue
(Trinity School of Durham and
Chapel Hill Project) (LOC;
Branch Banking and Trust Co.)	0.11	5/7/15	930,000	[a]	930,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(Denver Seminary Project)
(LOC; Wells Fargo Bank)	0.22	5/7/15	2,500,000	[a]	2,500,000
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (Boulder Country Day
School Project) (LOC; Wells
Fargo Bank)	0.22	5/7/15	1,585,000	[a]	1,585,000
Colorado Health Facilities
Authority, Revenue (Arapahoe
House Project) (LOC; Wells
Fargo Bank)	0.22	5/7/15	1,000,000	[a]	1,000,000
Colorado Postsecondary Educational
Facilities Authority, Revenue
(Mullen High School Project)
(LOC; Wells Fargo Bank)	0.27	5/7/15	540,000	[a]	540,000
Gateway Regional Metropolitan
District, Limited Tax
Improvement GO Notes,
Refunding (LOC; Wells Fargo
Bank)	0.22	5/7/15	2,565,000	[a]	2,565,000
Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.15	5/7/15	4,865,000	[a]	4,865,000
Connecticut—6.7%
Connecticut,
State Revolving Fund General
Revenue, Refunding	5.00	10/1/15	250,000		254,857
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.14	5/7/15	4,850,000	[a]	4,850,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children’s School Issue)
(LOC; JPMorgan Chase Bank)	0.14	5/7/15	5,270,000	[a]	5,270,000
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; M&T Trust)	0.16	5/7/15	5,275,000	[a]	5,275,000
Florida—4.8%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wells Fargo Bank)	0.27	5/7/15	615,000	[a]	615,000
Collier County Industrial
Development Authority, Revenue
(Redlands Christian Migrant
Association, Inc. Project)
(LOC; Bank of America)	0.20	5/7/15	2,780,000	[a]	2,780,000
Hillsborough County,
IDR (The Museum of Science &
Industry and The Institute for
Business & Home Safety
Project) (LOC; Branch Banking
and Trust Co.)	0.11	5/7/15	1,080,000	[a]	1,080,000
Hillsborough County Industrial
Development Authority, Revenue
(Independent Day School
Project) (LOC; Bank of America)	0.20	5/7/15	1,100,000	[a]	1,100,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.22	5/7/15	700,000	[a]	700,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.22	5/7/15	3,300,000	[a]	3,300,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wells Fargo
Bank)	0.22	5/7/15	1,655,000	[a]	1,655,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia—5.6%
Cobb County Development Authority,
Revenue (American Heart
Association, Inc. Project)
(LOC; Wells Fargo Bank)	0.22	5/7/15	735,000	[a]	735,000
Cobb County Development Authority,
Revenue (Dominion Christian
High School, Inc. Project)
(LOC; Branch Banking and Trust
Co.)	0.12	5/7/15	2,760,000	[a]	2,760,000
DeKalb Private Hospital Authority,
RAC (Children’s Healthcare of
Atlanta, Inc. Project)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.17	5/7/15	6,780,000	[a]	6,780,000
Douglas County Development
Authority, Revenue (Colonial
Hills School Property, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.11	5/7/15	1,895,000	[a]	1,895,000
Macon-Bibb County Industrial
Authority, IDR (I-75 Business
Park and Airport South
Industrial Park Projects)
(LOC; Wells Fargo Bank)	0.22	5/7/15	895,000	[a]	895,000
Illinois—3.3%
Chicago Heights,
Revenue (Chicago Heights
Fitness, L.L.C. Project) (LOC;
JPMorgan Chase Bank)	0.22	5/7/15	500,000	[a]	500,000
Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society) (LOC;
Citibank NA)	0.14	5/7/15	2,700,000	[a]	2,700,000
Illinois Finance Authority,
Revenue (Cristo Rey Jesuit
High School Project) (LOC;
JPMorgan Chase Bank)	0.20	5/7/15	1,765,000	[a]	1,765,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Illinois Finance Authority,
Revenue (Gift of Hope Organ
and Tissue Donor Network
Project) (LOC; JPMorgan Chase
Bank)	0.14	5/7/15	100,000	[a]	100,000
Illinois Finance Authority,
Revenue (Holy Family Ministries
Center) (LOC; PNC Bank NA)	0.16	5/7/15	2,565,000	[a]	2,565,000
Indiana—.3%
Huntington,
EDR, Refunding (Huntington
University Project) (LOC;
Wells Fargo Bank)	0.22	5/7/15	800,000	[a]	800,000
Iowa—1.1%
Iowa Board of Regents,
Academic Building Revenue,
Refunding (The State
University of Iowa)	3.00	7/1/15	675,000		678,008
Iowa Higher Education Loan
Authority, Private College
Facility Revenue, Refunding
(Grinnell College Project)	5.00	12/1/15	650,000		667,676
Woodbury County,
Educational Facility Revenue
(Siouxland Medical Education
Foundation, Inc. Project)
(LOC; U.S. Bank NA)	0.22	5/7/15	1,250,000	[a]	1,250,000
Kansas—1.7%
Olathe,
Senior Living Facilities
Revenue (Cedar Lake Village,
Inc. Project) (LOC; Bank of
America)	0.15	5/7/15	4,000,000	[a]	4,000,000
Kentucky—1.4%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	8/1/15	1,700,000		1,703,344

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky (continued)
Lexington-Fayette Urban County
Government, Industrial
Building Revenue (Community
Action Council Project) (LOC;
PNC Bank NA)	0.17	5/7/15	1,485,000	[a]	1,485,000
Maryland—3.7%
Baltimore County,
GO Notes (Consolidated Public
Improvement)	5.00	9/1/15	500,000		507,929
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.13	5/7/15	2,725,000	[a]	2,725,000
Maryland Economic Development
Corporation, EDR (Blind
Industries and Services of
Maryland Project) (LOC; Bank
of America)	0.20	5/7/15	5,510,000	[a]	5,510,000
Massachusetts—1.6%
Massachusetts,
Special Obligation Revenue,
Refunding (Senior Federal
Highway Grant Anticipation
Note Program)	5.00	6/15/15	3,305,000		3,324,433
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Revenue,
Refunding	5.00	8/1/15	350,000		354,283
Minnesota—2.7%
Minneapolis,
MFHR (Seven Corners Apartments
Project) (LOC; Wells Fargo
Bank)	0.22	5/7/15	1,395,000	[a]	1,395,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	12/1/15	3,250,000		3,264,261
Saint Paul Housing and
Redevelopment Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.22	5/7/15	1,600,000	[a]	1,600,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Mississippi—4.0%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.11	5/1/15	9,350,000	[a]	9,350,000
Missouri—4.9%
Columbia School District,
GO Notes, Refunding	2.00	3/1/16	2,250,000		2,281,821
Kirkwood Industrial Development
Authority, Revenue (Concordia
Lutheran Church Community
Recreational Facilities
Project) (LOC; Bank of America)	0.20	5/7/15	1,640,000	[a]	1,640,000
Saint Louis Industrial Development
Authority, MFHR (Hamilton
Place Apartments) (LOC; FHLMC)	0.13	5/7/15	4,635,000	[a]	4,635,000
Saint Louis Parking Commission
Finance Corporation, Parking
Revenue (Cupples Garage
Project) (LOC; Bank of America)	0.21	5/7/15	1,595,000	[a]	1,595,000
Springfield Industrial Development
Authority, Revenue (DMP
Properties, LLC Project) (LOC;
FHLB)	0.15	5/7/15	1,260,000	[a]	1,260,000
Nevada—1.5%
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.29	5/7/15	3,400,000	[a,b,c]	3,400,000
New Jersey—11.4%
Bergen County,
GO Notes, Refunding (County
College Bonds, General
Improvement Bonds, Special
Services/Vocational School
Bonds and State Aid County
College Bonds)	1.00	10/15/15	470,000		471,497
Brigantine,
GO Notes, BAN	1.00	12/9/15	3,000,000		3,008,343

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Hamilton Township,
GO Notes, BAN	1.00	6/3/15	6,621,000		6,624,289
Little Egg Harbor Township,
GO Notes, BAN	1.00	2/3/16	4,264,306		4,277,200
Northfield Board of Education,
Temporary Notes	1.00	8/20/15	3,500,000		3,504,245
Ringwood Borough,
GO Notes, BAN	1.00	4/14/16	2,630,425		2,645,399
Stafford Township,
GO Notes, BAN (General
Improvement and Water/Sewer
Utility)	1.00	5/18/15	1,140,000		1,140,349
Wood-Ridge Borough,
GO Notes, BAN	1.00	5/1/15	2,000,000		2,000,000
Wood-Ridge Borough,
GO Notes, BAN	1.00	2/11/16	3,000,000		3,013,331
New York—6.6%
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.16	5/7/15	7,535,000	[a]	7,535,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the
Upper West Side, Inc. Project)
(LOC; M&T Trust)	0.16	5/7/15	4,000,000	[a]	4,000,000
South Jefferson Central School
District, GO Notes, BAN	1.00	6/19/15	3,875,000		3,878,106
Ohio—2.1%
Hamilton County,
EDR (Boys/Girls Clubs of
Greater Cincinnati, Inc.
Project) (LOC; PNC Bank NA)	0.15	5/7/15	1,775,000	[a]	1,775,000
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	3,050,000		3,055,993

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania—3.1%
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates Project)
(LOC; Wells Fargo Bank)	0.29	5/7/15	360,000	[a]	360,000
Northampton County Industrial
Development Authority, Revenue
(Moravian Academy) (LOC; Wells
Fargo Bank)	0.22	5/7/15	600,000	[a]	600,000
Pennsylvania Economic Development
Financing Authority, Recovery
Zone Facility Revenue (Hawley
Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.22	5/7/15	900,000	[a]	900,000
Pennsylvania Economic Development
Financing Authority, Unemployment
Compensation Revenue	5.00	7/1/15	1,000,000		1,007,866
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.17	5/7/15	1,700,000	[a]	1,700,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.18	5/7/15	2,595,000	[a]	2,595,000
South Carolina—3.2%
South Carolina Jobs-Economic
Development Authority, EDR
(Anderson Area YMCA, Inc.
Project) (LOC; Branch Banking
and Trust Co.)	0.13	5/7/15	4,585,000	[a]	4,585,000
South Carolina Jobs-Economic
Development Authority, EDR
(Carolina Children’s Home Project)
(LOC; Branch Banking and Trust Co.)	0.11	5/7/15	2,805,000	[a]	2,805,000
Tennessee—.7%
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.10	5/7/15	1,700,000	[a]	1,700,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas—12.6%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.13	5/7/15	9,000,000	[a]	9,000,000
Austin Independent School
District, CP (Liquidity
Facility; Sumitomo Mitsui
Banking Corporation)	0.06	5/15/15	5,000,000		5,000,000
Brazos County Health Facilities
Development Corporation,
Revenue, Refunding (Burleson
Saint Joseph Manor) (LOC;
Wells Fargo Bank)	0.22	5/7/15	6,500,000	[a]	6,500,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-482) (Red River
Education Financing
Corporation, Higher Education
Revenue (Texas Christian
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche
Bank	0.26	5/7/15	4,000,000 [a,b,c]		4,000,000
Harris County,
Permanent Improvement GO
Notes, Refunding	4.00	10/1/15	300,000		304,621
Kerrville Independent School
District, GO Notes, Refunding
(LOC; Permanent School Fund
Guarantee Program)	5.00	8/15/15	500,000		506,767
Manor Independent School District,
GO Notes (LOC; Permanent
School Fund Guarantee Program)	2.00	8/1/15	100,000		100,420
Mission Economic Development
Corporation, SWDR (IESI TX
Corporation Project) (LOC;
Bank of America)	0.14	5/7/15	1,500,000	[a]	1,500,000

16

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Splendora Higher Education
Facilities Corporation, Revenue
(Fellowship Christian Academy
Project) (LOC; Bank of America)	0.20	5/7/15	2,500,000	[a]	2,500,000
Utah—.7%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC;
Wells Fargo Bank)	0.22	5/7/15	575,000	[a]	575,000
Salt Lake County,
Sales Tax Revenue	5.00	8/1/15	610,000		617,290
Utah,
GO Notes	3.00	7/1/15	350,000		351,600
Virginia—.8%
Fairfax County,
GO Notes, Refunding (Public
Improvement Bonds)	3.00	10/1/15	575,000		581,285
Virginia,
GO Notes	5.00	6/1/15	300,000		301,207
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/16	550,000		569,452
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/15	505,000		511,009
Washington—.9%
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.16	5/7/15	620,000	[a]	620,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Nikkei Manor Project)
(LOC; Bank of America)	0.21	5/7/15	700,000	[a]	700,000
Washington Housing Finance
Commission, Nonprofit Revenue
(The Evergreen School Project)
(LOC; Wells Fargo Bank)	0.22	5/7/15	745,000	[a]	745,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Wisconsin—1.7%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Madison Family Medicine
Residency Corporation, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.22	5/7/15	2,315,000	[a]	2,315,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Sinsinawa Nursing, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.22	5/7/15	1,025,000	[a]	1,025,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Valley Packaging Industries, Inc.)
(LOC; JPMorgan Chase Bank)	0.12	5/7/15	655,000	[a]	655,000

Total Investments (cost $241,090,819)			103.4%		241,090,819

Liabilities, Less Cash and Receivables			(3.4%)		(8,027,893)

Net Assets			100.0%		233,062,926

a Variable rate demand note—rate shown is the interest rate in effect at April 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, these securities amounted to $7,400,000 or 3.2% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	24.3	Utility-Water and Sewer	2.5
Industrial	19.0	County	2.1
Health Care	12.2	State/Territory	1.8
City	10.7	Transportation Services	1.6
Housing	9.0	Resource Recovery	.6
Utility-Electric	6.9	Other	10.2
Special Tax	2.5		103.4

† Based on net assets.

18

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option
Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			241,090,819	241,090,819
Cash				5,361,029
Interest receivable				355,343
				246,807,191
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)				13,146
Payable for investment securities purchased				13,708,055
Payable for shares of Capital Stock redeemed				23,064
				13,744,265
Net Assets ($)				233,062,926
Composition of Net Assets ($):
Paid-in capital				233,026,850
Accumulated net realized gain (loss) on investments				36,076
Net Assets ($)				233,062,926

Net Asset Value Per Share
	Investor	Class R	BASIC	Class B
	Shares	Shares	Shares	Shares
Investors Shares	19,237,602	34,803,913	9,546,387	169,475,024
Paid-in capital	19,234,378	34,799,280	9,544,830	169,450,075
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

20

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Interest Income	173,701
Expenses:
Management fee—Note 2(a)	616,797
Distribution Plan fees (Investor Shares and Class B Shares)—Note 2(b)	240,284
Shareholder servicing costs (Class B Shares)—Note 2(c)	220,560
Directors’ fees—Note 2(a,d)	6,958
Total Expenses	1,084,599
Less—reduction in expenses due to undertaking—Note 2(a)	(903,981)
Less—Directors’ fees reimbursed by Dreyfus—Note 2(a)	(6,958)
Net Expenses	173,660
Investment Income—Net	41
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	18,737
Net Increase in Net Assets Resulting from Operations	18,778

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	41	92
Net realized gain (loss) on investments	18,737	17,339
Net Increase (Decrease) in Net Assets
Resulting from Operations	18,778	17,431
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(1)	(2,384)
Class R Shares	(1)	(6,464)
BASIC Shares	(1)	(1,660)
Class B Shares	(38)	(19,798)
Total Dividends	(41)	(30,306)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Investor Shares	12,832,551	70,503,067
Class R Shares	124,758,955	232,479,657
BASIC Shares	3,540,642	10,021,816
Class B Shares	237,652,519	482,346,837
Dividends reinvested:
Investor Shares	1	2,367
Class R Shares	1	442
BASIC Shares	1	1,653
Class B Shares	38	19,661
Cost of shares redeemed:
Investor Shares	(11,255,286)	(76,637,703)
Class R Shares	(120,699,575)	(256,882,931)
BASIC Shares	(5,590,953)	(13,146,714)
Class B Shares	(249,377,744)	(482,958,878)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(8,138,850)	(34,250,726)
Total Increase (Decrease) in Net Assets	(8,120,113)	(34,263,601)
Net Assets ($):
Beginning of Period	241,183,039	275,446,640
End of Period	233,062,926	241,183,039
See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015				Year Ended October 31,
Investor Shares	(Unaudited)		2014	2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000		.000		.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)	(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00	1.00		1.00		1.00		1.00
Total Return (%)	.02	[b]	.01	.00	[c]	.00	[c]	.00	[c]	.00	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	[b]	.71	.71		.71		.71		.71
Ratio of net expenses
to average net assets	.14	[b]	.16	.23		.28		.38		.45
Ratio of net investment income
to average net assets[c]	.00	[b]	.00	.00		.00		.00		.00
Net Assets, end of period
($ x 1,000)	19,238		17,659	23,792		27,625		30,764		40,202

a Amount represents less than $.001 per share.
b Annualized.
c Amount represents less than .01%.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2015					Year Ended October 31,
Class R Shares	(Unaudited)		2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000		.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.02	[b]	.01		.00	[c]	.00	[c]	.00	[c]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	[b]	.51		.51		.51		.51		.51
Ratio of net expenses
to average net assets	.14	[b]	.16		.24		.29		.38		.45
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.00	[c]	.01
Net Assets,
end of period ($ x 1,000)	34,804		30,742		55,149		77,098		48,390		97,824
a Amount represents less than $.001 per share.
b Annualized.
c Amount represents less than .01%.
See notes to financial statements.

24

Six Months Ended
April 30, 2015					Year Ended October 31,
BASIC Shares	(Unaudited)		2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000		.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.02	[b]	.01		.00	[c]	.00	[c]	.00	[c]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	[b]	.51		.51		.51		.51		.51
Ratio of net expenses
to average net assets	.14	[b]	.17		.23		.28		.38		.45
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.00	[c]	.01
Net Assets, end of period
($ x 1,000)	9,546		11,596		14,720		14,017		26,003		32,297
a Amount represents less than $.001 per share.
b Annualized.
c Amount represents less than .01%.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2015				Year Ended October 31,
Class B Shares	(Unaudited)		2014	2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000		.000		.000		.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)	(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00	1.00		1.00		1.00		1.00
Total Return (%)	.02	[b]	.01	.00	[c]	.00	[c]	.00	[c]	.00	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01	[b]	1.01	1.01		1.01		1.01		1.01
Ratio of net expenses
to average net assets	.14	[b]	.16	.23		.29		.37		.45
Ratio of net investment income
to average net assets[c]	.00	[b]	.00	.00		.00		.00		.00
Net Assets, end of period
($ x 1,000)	169,475		181,187	181,787		248,951		229,126		227,987
a Amount represents less than $.001 per share.
b Annualized.
c Amount represents less than .01%.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Reserves (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is to seek a high level of current income, consistent with stability of principal, that is exempt from federal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 1 billion shares of $.001 par value Capital Stock in each of the following classes of shares: Investor, Class R, BASIC and Class B. Investor shares and Class B shares are sold primarily to clients of financial institutions that have entered into selling agreements with the Distributor, and bear a Distribution Plan fee. Class B shares also bear a Shareholder Services Plan fee. BASIC shares are sold to any investor and bear no Distribution Plan or Shareholder Services Plan fees. Class R shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

28

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	241,090,819
Level 3—Significant Unobservable Inputs	—
Total	241,090,819
† See Statement of Investments for additional detailed categorizations.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

30

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: tax-exempt income $92 and ordinary income $30,214.The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, Shareholder Services Plan fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2015, fees reimbursed by Dreyfus amounted to $6,958.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $903,981 during the period ended April 30, 2015.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares and Class B shares may pay annually up to .25% of the value of their average daily net assets (Investor shares are currently limited by the Board to .20%) attributable to Investor shares and Class B shares to compensate the Distributor for shareholder servicing activities and activities primarily intended to result in the sale of Investor shares and Class B shares. During the period ended April 30, 2015, Investor shares and Class B shares were charged $19,724 and $220,560, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan subject to Rule 12b-1 under the Act, pursuant to which the fund pays the Distributor for the provision of certain services to the holders of its Class B shares a fee at an annual rate of .25% of the value of the fund’s average daily net assets attributable to Class B shares.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may enter into Shareholder Services Agreements (the “Agreements”) with Service Agents and make payments to Service Agents with respect to these services. During the period ended April 30, 2015, Class B shares were charged $220,560, pursuant to the Shareholder Services Plan.

The Company and the Distributor may suspend or reduce payments under the Shareholder Services Plan at any time, and payments are subject to the continuation of the Shareholder Services Plan and the Agreements described above. From time to time, the Service Agents, the Distributor and the Company may agree to voluntarily reduce the maximum fees payable under the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or

32

indirect financial interest in the operation of or in any agreement related to the Distribution Plan and Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $81,792, Distribution Plan fees $38,644 and Shareholder Services Plan fees $35,362, which are offset against an expense reimbursement currently in effect in the amount of $142,652.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended April 30, 2015, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $47,470,000 and $64,055,000, respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the Agreement). The Board members, none of whom are interested persons (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

34

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (Lipper), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the Performance Group) and with a broader group of funds (the Performance Universe), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the Expense Group) and with a broader group of funds (the Expense Universe), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below (by only one or two basis points in the majority of periods) the Performance Group median and within one basis point of the Performance Universe median for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s unitary fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group median and above the Expense Universe median.The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the Similar Funds), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s unitary fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved

36

a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative perfor- mance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

38

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

BASIC S&P 500

Stock Index Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
41	Information About the Renewal of the Fund’s
Investment Management Agreement

FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
S&P 500 Stock Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC S&P 500 Stock Index Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting modest gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, stock prices were driven broadly higher over the final months of 2014 as U.S. corporate fundamentals benefited from a sustained economic recovery, which was fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. However, gains moderated over the first four months of 2015, when investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. In the meantime, expectations of the timing of short-term interest rate hikes from monetary policymakers have been pushed back, and eventual rate increases are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2014, through April 30, 2015, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus BASIC S&P 500 Stock Index Fund produced a total return of 4.30%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 4.39% for the same period.2,3

Despite high levels of volatility, domestic stock prices advanced moderately amid continued U.S. economic growth and aggressive stimulus programs in overseas markets. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 500 Index.

Financial Markets Buffeted by Volatility

Although the U.S. economy continued to recover during the reporting period, the expansion proved uneven. Relatively robust economic growth over the final months of 2014 was followed by weak data during the first quarter of 2015 stemming from harsh winter weather, but economic activity appeared to rebound in the spring.

Persistently sluggish growth and deflationary pressures in international markets further increased investor uneasiness. A steep decline in oil prices generated challenges

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

for energy producers, while consumers and certain industries benefited from lower gasoline and energy prices.

U.S. economic activity also was influenced over the reporting period by changes in currency exchange rates.Aggressively accommodative monetary policies adopted by major central banks in Europe, Japan, and China sent sovereign bond yields to historical lows, including negative yields at times in Europe. Global investors instead flocked to higher yielding U.S.Treasury securities, and the resulting influx of capital to domestic investments caused the U.S. dollar to appreciate sharply against the euro, yen, and most other currencies. This development made U.S. manufactured goods more expensive for overseas customers, hampering revenues for U.S. exporters.

Most Industry Groups Posted Mild Gains

Equity markets proved choppy in this environment. During the first four months of the reporting period, the S&P 500 Index repeatedly vacillated between gains and losses. By mid-March 2015, however, the market regained its footing, remaining in positive territory through the rest of the reporting period.

Most industry groups posted gains for the reporting period overall, led by the consumer discretionary, information technology, and health care sectors. Conversely, the energy and utilities sectors lost a degree of value.

In the consumer discretionary sector, gains were particularly strong for specialty retailers such as home improvement centers, automobile repair shops, and car deal-erships. Internet and catalog retailers also advanced amid positive online shopping trends as employment strengthened and lower fuel prices boosted consumers’ spending power. Meanwhile, media companies benefited from intensifying mergers-and-acquisitions activity and rising revenues from movies and theme parks.

The information technology sector was driven higher by consumer electronics giant Apple, where smartphone sales remained strong and consumers responded positively to the launch of the new iWatch. Software companies encountered greater demand from businesses seeking to upgrade their systems, and companies providing cloud computing services continued to benefit from trends toward decentralized application management and data storage. Among health care companies, pharmaceutical companies cut costs and launched new products, more than offsetting the drag of

4

adverse currency fluctuation on overseas revenues. Meanwhile, medical service providers benefited from expanded insurance coverage, favorable reimbursement rates, and long-term demographic trends.

Weakness in the energy sector was especially pronounced among smaller exploration-and-production companies and drilling equipment providers, which saw reduced demand for their services as crude oil prices declined. U.S. energy companies with joint ventures in Russia also were hurt by sanctions imposed over the conflict in Ukraine. In contrast, refiners generally held up well as input costs fell and profit margins improved. In the utilities sector, coal-based power producers were hurt by rising costs related to more stringent environmental regulations.The materials sector struggled with lower commodity prices for metals-and-mining firms, but some chemicals producers benefited from lower costs for raw materials.

Replicating the Performance of the S&P 500 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC.—Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,”“Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of
Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC S&P 500 Stock Index Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

Expenses paid per $1,000†	$1.01
Ending value (after expenses)	$1,043.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

Expenses paid per $1,000†	$1.00
Ending value (after expenses)	$1,023.80

† Expenses are equal to the fund’s annualized expense ratio of .20%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—99.4%	Shares	Value ($)
Automobiles & Components—1.1%
BorgWarner	27,252	1,613,318
Delphi Automotive	36,319	3,014,477
Ford Motor	482,744	7,627,355
General Motors	165,172	5,790,930
Goodyear Tire & Rubber	33,432	948,299
Harley-Davidson	26,561	1,492,994
Johnson Controls	80,392	4,050,149
		24,537,522
Banks—5.9%
Bank of America	1,282,110	20,424,012
BB&T	87,800	3,361,862
Citigroup	370,522	19,756,233
Comerica	22,099	1,047,714
Fifth Third Bancorp	101,333	2,026,660
Hudson City Bancorp	53,417	496,778
Huntington Bancshares	103,212	1,120,882
JPMorgan Chase & Co	456,308	28,866,044
KeyCorp	106,051	1,532,437
M&T Bank	16,212	1,940,090
People’s United Financial	40,131	606,379
PNC Financial Services Group	64,271	5,895,579
Regions Financial	169,971	1,670,815
SunTrust Banks	64,986	2,696,919
U.S. Bancorp	218,653	9,373,654
Wells Fargo & Co	573,076	31,576,488
Zions Bancorporation	24,573	696,276
		133,088,822
Capital Goods—7.4%
3M	77,597	12,135,395
Allegion	10,953	669,776
AMETEK	29,091	1,524,950
Boeing	80,101	11,481,677
Caterpillar	73,965	6,426,079
Cummins	20,790	2,874,425
Danaher	74,964	6,138,052
Deere & Co	41,659	3,770,973

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Dover	20,584		1,558,620
Eaton	57,810		3,973,281
Emerson Electric	84,671		4,981,195
Fastenal	32,494		1,384,894
Flowserve	17,246		1,009,408
Fluor	18,186		1,093,706
General Dynamics	38,549		5,293,549
General Electric	1,229,297		33,289,363
Honeywell International	95,430		9,630,796
Illinois Tool Works	42,795		4,004,756
Ingersoll-Rand	31,294		2,060,397
Jacobs Engineering Group	15,373	[a]	658,887
Joy Global	12,224		521,231
L-3 Communications Holdings	10,145		1,165,762
Lockheed Martin	32,618		6,086,519
Masco	43,031		1,139,891
Northrop Grumman	24,680		3,801,707
PACCAR	43,162		2,820,637
Pall	12,991		1,264,284
Parker Hannifin	17,860		2,131,770
Pentair	22,896		1,422,986
Precision Castparts	17,549		3,627,203
Quanta Services	25,343	[a]	732,666
Raytheon	38,050		3,957,200
Rockwell Automation	16,704		1,981,094
Rockwell Collins	16,282		1,584,727
Roper Technologies	12,244		2,059,073
Snap-on	6,722		1,005,275
Stanley Black & Decker	19,245		1,899,482
Textron	32,729		1,439,421
United Rentals	12,166	[a]	1,174,992
United Technologies	101,150		11,505,813
W.W. Grainger	7,300		1,813,539
Xylem	21,418		792,894
			167,888,345

8

Common Stocks (continued)	Shares		Value ($)
Commercial & Professional
Services—.6%
ADT	21,371	[b]	803,550
Cintas	11,770		941,012
Dun & Bradstreet	4,590		586,005
Equifax	14,088		1,365,550
Nielsen	39,473		1,773,917
Pitney Bowes	24,555		549,295
Republic Services	30,784		1,250,754
Robert Half International	17,622		977,140
Stericycle	9,996	[a]	1,333,766
Tyco International	51,327		2,021,257
Waste Management	52,451		2,597,898
			14,200,144
Consumer Durables & Apparel—1.4%
Coach	33,821		1,292,300
D.R. Horton	40,164		1,020,166
Fossil Group	5,532	[a]	464,577
Garmin	14,769		667,411
Hanesbrands	48,969		1,521,957
Harman International Industries	8,479		1,105,492
Hasbro	13,923		985,609
Leggett & Platt	17,128		727,426
Lennar, Cl. A	21,236		972,609
Mattel	41,422		1,166,444
Michael Kors Holdings	24,778	[a]	1,532,767
Mohawk Industries	7,271	[a]	1,261,519
Newell Rubbermaid	33,215		1,266,488
NIKE, Cl. B	85,473		8,448,151
PulteGroup	41,185		794,870
PVH	9,729		1,005,492
Ralph Lauren	7,131		951,347
Under Armour, Cl. A	20,345	[a]	1,577,755
VF	41,897		3,034,600
Whirlpool	9,243		1,623,071
			31,420,051

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services—1.7%
Carnival	54,609		2,401,158
Chipotle Mexican Grill	3,747	[a]	2,328,161
Darden Restaurants	16,147		1,029,694
H&R Block	34,476		1,042,554
Marriott International, Cl. A	26,030		2,083,701
McDonald’s	117,528		11,347,328
Royal Caribbean Cruises	20,222		1,376,309
Starbucks	183,112		9,078,693
Starwood Hotels & Resorts Worldwide	21,058	[c]	1,809,935
Wyndham Worldwide	15,107		1,290,138
Wynn Resorts	9,579		1,063,940
Yum! Brands	53,465		4,595,851
			39,447,462
Diversified Financials—5.1%
Affiliated Managers Group	6,701	[a]	1,515,297
American Express	107,263		8,307,519
Ameriprise Financial	22,732		2,847,865
Bank of New York Mellon	136,271		5,769,714
Berkshire Hathaway, Cl. B	222,760	[a]	31,455,940
BlackRock	15,528		5,651,260
Capital One Financial	68,150		5,509,927
Charles Schwab	139,230		4,246,515
CME Group	38,703		3,518,490
Discover Financial Services	54,763		3,174,611
E*TRADE Financial	34,768	[a]	1,000,971
Franklin Resources	47,860		2,467,662
Goldman Sachs Group	49,730		9,767,967
Intercontinental Exchange	13,799		3,098,289
Invesco	53,428		2,212,988
Legg Mason	12,775		672,604
Leucadia National	37,672		895,463
McGraw-Hill Financial	32,856		3,426,881
Moody’s	21,785		2,342,323
Morgan Stanley	188,227		7,022,749
NASDAQ OMX Group	15,557		756,537
Navient	51,679		1,009,808

10

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Northern Trust	26,397		1,930,941
State Street	51,012		3,934,045
T. Rowe Price Group	31,856		2,586,070
			115,122,436
Energy—8.4%
Anadarko Petroleum	61,737		5,809,452
Apache	46,837		3,203,651
Baker Hughes	52,879		3,620,096
Cabot Oil & Gas	50,779		1,717,346
Cameron International	24,889	[a]	1,364,415
Chesapeake Energy	62,807		990,466
Chevron	229,770		25,518,256
Cimarex Energy	10,456		1,300,726
ConocoPhillips	150,060		10,192,075
CONSOL Energy	27,874		905,348
Devon Energy	46,503		3,171,970
Diamond Offshore Drilling	8,557	[b]	286,403
Ensco, Cl. A	27,671		754,865
EOG Resources	66,292		6,559,593
EQT	18,053		1,623,687
Exxon Mobil	512,774		44,801,064
FMC Technologies	27,867	[a]	1,228,935
Halliburton	102,796		5,031,864
Helmerich & Payne	12,784		996,768
Hess	29,805		2,292,004
Kinder Morgan	208,062		8,936,263
Marathon Oil	82,168		2,555,425
Marathon Petroleum	33,436		3,295,787
Murphy Oil	20,875		993,859
National Oilwell Varco	50,267		2,735,027
Newfield Exploration	19,493	[a]	764,905
Noble	30,677		531,019
Noble Energy	47,086		2,388,202
Occidental Petroleum	94,596		7,577,140
ONEOK	25,019		1,203,414
Phillips 66	66,522		5,275,860

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Pioneer Natural Resources	18,144		3,134,920
QEP Resources	21,191		476,797
Range Resources	20,454		1,300,056
Schlumberger	155,923		14,751,875
Southwestern Energy	46,768	[a]	1,310,907
Spectra Energy	80,307		2,991,436
Tesoro	15,951		1,369,074
Transocean	40,278	[b]	758,032
Valero Energy	63,034		3,586,635
Williams	81,886		4,191,744
			191,497,361
Food & Staples Retailing—2.4%
Costco Wholesale	53,721		7,684,789
CVS Health	137,674		13,669,651
Kroger	59,436		4,095,735
Sysco	71,191		2,636,203
Wal-Mart Stores	192,547		15,028,293
Walgreens Boots Alliance	106,491		8,831,299
Whole Foods Market	44,697		2,134,729
			54,080,699
Food, Beverage & Tobacco—5.2%
Altria Group	240,620		12,043,031
Archer-Daniels-Midland	78,534		3,838,742
Brown-Forman, Cl. B	19,500		1,759,485
Campbell Soup	20,524		917,628
Coca-Cola	480,615		19,493,744
Coca-Cola Enterprises	27,464		1,219,676
ConAgra Foods	51,078		1,846,470
Constellation Brands, Cl. A	20,536		2,380,944
Dr. Pepper Snapple Group	23,950		1,786,191
General Mills	74,656		4,131,463
Hershey	17,775		1,633,878
Hormel Foods	16,232		882,209
J.M. Smucker	12,599		1,460,476
Kellogg	30,912		1,957,657
Keurig Green Mountain	14,802		1,722,509

12

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Kraft Foods Group	72,024		6,104,034
Lorillard	43,878		3,065,317
McCormick & Co	15,815		1,190,869
Mead Johnson Nutrition	24,353		2,335,940
Molson Coors Brewing, Cl. B	18,726		1,376,548
Mondelez International, Cl. A	201,890		7,746,519
Monster Beverage	17,427	[a]	2,389,416
PepsiCo	181,240		17,239,549
Philip Morris International	189,526		15,819,735
Reynolds American	37,706		2,763,850
Tyson Foods, Cl. A	35,501		1,402,290
			118,508,170
Health Care Equipment & Services—4.9%
Abbott Laboratories	184,260		8,553,349
Aetna	43,403		4,638,479
AmerisourceBergen	25,905		2,960,942
Anthem	32,654		4,928,468
Baxter International	65,474		4,500,683
Becton Dickinson & Co	25,485		3,590,072
Boston Scientific	162,384	[a]	2,893,683
C.R. Bard	9,355		1,558,356
Cardinal Health	40,972		3,455,578
Cerner	36,801	[a]	2,642,680
Cigna	32,048		3,994,463
DaVita HealthCare Partners	21,528	[a]	1,745,921
DENTSPLY International	17,260		880,260
Edwards Lifesciences	13,016	[a]	1,648,476
Express Scripts Holding	89,572	[a]	7,739,021
HCA Holdings	36,053	[a]	2,668,283
Henry Schein	9,312	[a]	1,276,675
Humana	18,671		3,091,918
Intuitive Surgical	4,369	[a]	2,166,937
Laboratory Corporation of America Holdings	12,146	[a]	1,452,176
McKesson	28,425		6,350,145
Medtronic	174,030		12,956,534
Patterson	10,464		491,337

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Quest Diagnostics	17,509		1,250,493
St. Jude Medical	35,089		2,457,984
Stryker	36,429		3,360,211
Tenet Healthcare	12,475	[a]	597,054
UnitedHealth Group	117,094		13,044,272
Universal Health Services, Cl. B	10,959		1,281,655
Varian Medical Systems	12,262	[a]	1,089,479
Zimmer Holdings	20,706		2,274,347
			111,539,931
Household & Personal Products—1.8%
Clorox	15,783		1,674,576
Colgate-Palmolive	104,183		7,009,432
Estee Lauder, Cl. A	27,419		2,228,891
Kimberly-Clark	44,745		4,908,079
Procter & Gamble	329,432		26,193,138
			42,014,116
Insurance—2.7%
ACE	40,000		4,279,600
Aflac	53,755		3,388,715
Allstate	51,269		3,571,399
American International Group	167,946		9,453,680
Aon	34,328		3,303,383
Assurant	9,375		576,188
Chubb	28,834		2,835,824
Cincinnati Financial	17,634		892,986
Genworth Financial, Cl. A	59,202	[a]	520,386
Hartford Financial Services Group	52,780		2,151,841
Lincoln National	32,538		1,838,072
Loews	37,481		1,560,709
Marsh & McLennan	66,624		3,741,604
MetLife	136,684		7,010,522
Principal Financial Group	32,756		1,674,487
Progressive	67,340		1,795,284
Prudential Financial	55,578		4,535,165
Torchmark	16,146		905,952

14

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Travelers	39,367		3,980,397
Unum Group	31,681		1,082,223
XL Group	33,088		1,226,903
			60,325,320
Materials—3.2%
Air Products & Chemicals	23,350		3,349,091
Airgas	7,982		808,417
Alcoa	149,015		1,999,781
Allegheny Technologies	12,767		433,950
Avery Dennison	11,790		655,406
Ball	17,053		1,251,861
CF Industries Holdings	6,039		1,736,031
Dow Chemical	133,262		6,796,362
E.I. du Pont de Nemours & Co	110,571		8,093,797
Eastman Chemical	18,600		1,417,692
Ecolab	32,598		3,650,324
FMC	16,815		997,298
Freeport-McMoRan	124,271		2,891,786
International Flavors & Fragrances	9,527		1,093,223
International Paper	51,852		2,785,489
LyondellBasell Industries, Cl. A	48,592		5,030,244
Martin Marietta Materials	7,367		1,050,903
MeadWestvaco	20,837		1,016,846
Monsanto	58,749		6,695,036
Mosaic	39,342		1,731,048
Newmont Mining	59,655		1,580,261
Nucor	38,012		1,857,266
Owens-Illinois	19,833	[a]	474,207
PPG Industries	16,764		3,714,232
Praxair	35,523		4,331,319
Sealed Air	25,691		1,171,510
Sherwin-Williams	9,985		2,775,830
Sigma-Aldrich	14,155		1,966,413
Vulcan Materials	15,491		1,324,790
			72,680,413

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Media—3.5%
Cablevision Systems (NY Group), Cl. A	25,592	[b]	511,328
CBS, Cl. B	56,099		3,485,431
Comcast, Cl. A	310,770		17,950,075
DIRECTV	60,884	[a]	5,522,483
Discovery Communications, Cl. A	18,294	[a,b]	591,994
Discovery Communications, Cl. C	33,089	[a]	1,000,280
Gannett	26,939		924,546
Interpublic Group of Companies	49,883		1,039,562
News Corp., Cl. A	59,846	[a]	944,370
Omnicom Group	30,341		2,298,634
Scripps Networks Interactive, Cl. A	12,010		839,019
Time Warner	101,537		8,570,738
Time Warner Cable	34,298		5,334,025
Twenty-First Century Fox, Cl. A	223,626		7,621,174
Viacom, Cl. B	45,137		3,134,765
Walt Disney	190,977		20,763,019
			80,531,443
Pharmaceuticals, Biotech &
Life Sciences—9.6%
AbbVie	194,236		12,559,300
Actavis	47,607	[a]	13,466,116
Agilent Technologies	39,790		1,646,112
Alexion Pharmaceuticals	24,661	[a]	4,173,381
Amgen	92,734		14,643,626
Biogen Idec	28,768	[a]	10,757,218
Bristol-Myers Squibb	202,222		12,887,608
Celgene	97,778	[a]	10,565,891
Eli Lilly & Co	119,601		8,595,724
Endo International	21,564	[a]	1,812,778
Gilead Sciences	182,080	[a]	18,300,861
Hospira	20,615	[a]	1,799,483
Johnson & Johnson	339,812		33,709,350
Mallinckrodt	14,209	[a]	1,608,175
Merck & Co	347,790		20,714,372

16

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Mylan	49,707	[a]	3,591,828
PerkinElmer	13,646		699,494
Perrigo Company	17,151		3,143,435
Pfizer	750,546		25,466,026
Regeneron Pharmaceuticals	8,978	[a]	4,107,076
Thermo Fisher Scientific	48,393		6,082,032
Vertex Pharmaceuticals	29,314	[a]	3,613,830
Waters	10,685	[a]	1,337,655
Zoetis	60,099		2,669,598
			217,950,969
Real Estate—2.5%
American Tower	51,154	[c]	4,835,588
Apartment Investment & Management, Cl. A	17,567	[c]	662,803
AvalonBay Communities	15,901	[c]	2,613,170
Boston Properties	18,661	[c]	2,469,037
CBRE Group, Cl. A	33,376	[a]	1,279,636
Crown Castle International	40,483		3,381,545
Equity Residential	43,842	[c]	3,238,170
Essex Property Trust	7,791	[c]	1,729,212
General Growth Properties	75,989	[c]	2,082,099
HCP	55,977	[c]	2,255,313
Health Care	42,571	[c]	3,065,963
Host Hotels & Resorts	92,303	[c]	1,858,982
Iron Mountain	21,833		753,020
Kimco Realty	50,132	[c]	1,208,181
Macerich	17,166	[c]	1,403,492
Plum Creek Timber	21,257	[c]	897,045
Prologis	62,449	[c]	2,510,450
Public Storage	17,579	[c]	3,303,270
Realty Income	27,501	[c]	1,291,722
Simon Property Group	37,952	[c]	6,887,908
SL Green Realty	12,052	[c]	1,474,683
Ventas	40,354	[c]	2,780,391

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
Vornado Realty Trust	21,042	[c]	2,177,637
Weyerhaeuser	64,120	[c]	2,020,421
			56,179,738
Retailing—4.7%
Amazon.com	46,508	[a]	19,616,144
AutoNation	9,467	[a]	582,694
AutoZone	3,959	[a]	2,663,061
Bed Bath & Beyond	22,759	[a]	1,603,599
Best Buy	35,168		1,218,571
CarMax	26,534	[a]	1,807,231
Dollar General	37,032		2,692,597
Dollar Tree	25,034	[a]	1,912,848
Expedia	12,067		1,137,073
Family Dollar Stores	11,698		914,082
GameStop, Cl. A	14,049		541,448
Gap	31,726		1,257,619
Genuine Parts	18,469		1,659,440
Home Depot	160,881		17,211,049
Kohl’s	24,562		1,759,867
L Brands	29,437		2,630,490
Lowe’s	118,709		8,174,302
Macy’s	42,237		2,729,777
Netflix	7,385	[a]	4,109,753
Nordstrom	17,358		1,311,570
O’Reilly Automotive	12,408	[a]	2,702,835
Priceline Group	6,360	[a]	7,872,472
Ross Stores	25,351		2,506,707
Staples	78,326		1,278,280
Target	77,640		6,120,361
The TJX Companies	84,079		5,426,459
Tiffany & Co	13,256		1,159,635
Tractor Supply	16,780		1,444,087
TripAdvisor	13,172	[a]	1,060,214
Urban Outfitters	12,367	[a]	495,175
			105,599,440

18

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment—2.4%
Altera	38,593		1,608,556
Analog Devices	37,409		2,313,373
Applied Materials	149,943		2,967,372
Avago Technologies	31,323		3,661,032
Broadcom, Cl. A	66,022		2,918,503
First Solar	9,104	[a]	543,236
Intel	579,613		18,866,403
KLA-Tencor	19,366		1,138,721
Lam Research	19,552		1,477,740
Linear Technology	27,997		1,291,502
Microchip Technology	23,667		1,127,851
Micron Technology	129,813	[a]	3,651,640
NVIDIA	62,638		1,390,250
Skyworks Solutions	23,219		2,141,953
Texas Instruments	128,063		6,942,295
Xilinx	32,265		1,399,010
			53,439,437
Software & Services—10.6%
Accenture, Cl. A	76,458		7,083,834
Adobe Systems	58,100	[a]	4,419,086
Akamai Technologies	22,015	[a]	1,624,267
Alliance Data Systems	7,785	[a]	2,314,558
Autodesk	27,055	[a]	1,537,536
Automatic Data Processing	58,428		4,939,503
CA	38,715		1,229,976
Citrix Systems	20,083	[a]	1,348,774
Cognizant Technology Solutions, Cl. A	74,426	[a]	4,356,898
Computer Sciences	17,665		1,138,509
eBay	134,746	[a]	7,850,302
Electronic Arts	38,320	[a]	2,226,009
Equinix	6,895		1,764,637
Facebook, Cl. A	256,378	[a]	20,194,895
Fidelity National Information Services	34,780		2,173,402
Fiserv	29,834	[a]	2,315,118

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Google, Cl. A	34,879	[a]	19,140,549
Google, Cl. C	35,042	[a]	18,829,430
International Business Machines	112,643		19,294,619
Intuit	34,291		3,440,416
MasterCard, Cl. A	119,485		10,778,742
Microsoft	1,002,408		48,757,125
Oracle	391,937		17,096,292
Paychex	39,128		1,893,404
Red Hat	23,348	[a]	1,757,170
salesforce.com	73,816	[a]	5,375,281
Symantec	83,587		2,083,406
Teradata	18,798	[a]	826,924
Total System Services	19,941		788,866
VeriSign	13,748	[a]	873,135
Visa, Cl. A	237,166		15,664,814
Western Union	64,071		1,299,360
Xerox	133,020		1,529,730
Yahoo!	107,904	[a]	4,592,934
			240,539,501
Technology Hardware & Equipment—6.9%
Amphenol, Cl. A	38,352		2,123,550
Apple	711,939		89,099,166
Cisco Systems	623,410		17,972,910
Corning	157,964		3,306,187
EMC	243,349		6,548,522
F5 Networks	8,872	[a]	1,082,561
FLIR Systems	17,621		544,313
Harris	13,665		1,096,480
Hewlett-Packard	222,496		7,335,693
Juniper Networks	44,681		1,180,919
Motorola Solutions	23,513		1,404,902
NetApp	38,171		1,383,699
QUALCOMM	201,671		13,713,628
SanDisk	26,124		1,748,741
Seagate Technology	39,701		2,331,243
TE Connectivity	49,534		3,296,488

20

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Western Digital	26,670		2,606,726
			156,775,728
Telecommunication Services—2.3%
AT&T	632,366		21,905,158
CenturyLink	69,971		2,516,157
Frontier Communications	115,968		795,540
Level 3 Communications	34,980	[a]	1,956,781
Verizon Communications	507,547		25,600,671
			52,774,307
Transportation—2.2%
American Airlines Group	87,616		4,230,539
C.H. Robinson Worldwide	17,893		1,152,130
CSX	121,333		4,378,908
Delta Air Lines	101,524		4,532,031
Expeditors International of Washington	24,568		1,125,951
FedEx	32,246		5,467,954
Kansas City Southern	13,183		1,351,126
Norfolk Southern	37,175		3,749,099
Ryder System	6,231		594,188
Southwest Airlines	82,719		3,355,083
Union Pacific	107,766		11,447,982
United Parcel Service, Cl. B	85,061		8,551,182
			49,936,173
Utilities—2.9%
AES	76,426		1,012,645
AGL Resources	13,521		679,701
Ameren	29,580		1,211,005
American Electric Power	59,635		3,391,442
CenterPoint Energy	51,907		1,088,490
CMS Energy	31,921		1,083,080
Consolidated Edison	35,697		2,197,150
Dominion Resources	71,171		5,101,537
DTE Energy	21,569		1,717,539
Duke Energy	85,781		6,654,032
Edison International	39,043		2,379,280
Entergy	21,755		1,679,051

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Utitilies (continued)
Eversource Energy	38,317		1,868,337
Exelon	103,594		3,524,268
FirstEnergy	50,355		1,808,248
Integrys Energy Group	9,257		676,687
NextEra Energy	54,496		5,500,281
NiSource	38,568		1,674,623
NRG Energy	40,890		1,032,064
Pepco Holdings	30,430		790,571
PG&E	57,906		3,064,386
Pinnacle West Capital	12,703		777,424
PPL	80,540		2,740,776
Public Service Enterprise Group	60,601		2,517,366
SCANA	16,748		887,309
Sempra Energy	28,026		2,975,520
Southern	111,090		4,921,287
TECO Energy	25,977		492,264
Wisconsin Energy	27,497		1,350,653
Xcel Energy	60,883		2,064,543
			66,861,559
Total Common Stocks
(cost $1,268,812,022)			2,256,939,087
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.06%, 9/17/15
(cost $714,821)	715,000	[d]	714,951

Other Investment—.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,247,014)	10,247,014	[e]	10,247,014

22

Investment of Cash Collateral
for Securities Loaned—.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,201,308)	2,201,308 [e]	2,201,308

Total Investments (cost $1,281,975,165)	100.0%	2,270,102,360

Liabilities, Less Cash and Receivables	(.0%)	(785,337)

Net Assets	100.0%	2,269,317,023

a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2015, the value of the fund’s securities on loan was $2,212,737 and the value of the collateral held by the fund was $2,201,308.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Software & Services	10.6	Insurance	2.7
Pharmaceuticals,		Real Estate	2.5
Biotech & Life Sciences	9.6	Food & Staples Retailing	2.4
Energy	8.4	Semiconductors &
Capital Goods	7.4	Semiconductor Equipment	2.4
Technology Hardware & Equipment	6.9	Telecommunication Services	2.3
Banks	5.9	Transportation	2.2
Food, Beverage & Tobacco	5.2	Household & Personal Products	1.8
Diversified Financials	5.1	Consumer Services	1.7
Health Care Equipment & Services	4.9	Consumer Durables & Apparel	1.4
Retailing	4.7	Automobiles & Components	1.1
Media	3.5	Commercial & Professional Services	.6
Materials	3.2	Short-Term/Money Market Investments	.6
Utilities	2.9		100.0

† Based on net assets.
See notes to financial statements.

The Fund 23

STATEMENT OF FINANCIAL FUTURES

April 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2015	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	123	12,785,235	June 2015	72,335

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,212,737)—Note 1(b):
Unaffiliated issuers	1,269,526,843	2,257,654,038
Affiliated issuers	12,448,322	12,448,322
Cash		1,179,689
Dividends and securities lending income receivable		2,077,845
Receivable for shares of Capital Stock subscribed		803,195
Other receivable		21,051
		2,274,184,140
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)		363,553
Liability for securities on loan—Note 1(b)		2,201,308
Payable for shares of Capital Stock redeemed		2,174,036
Payable for futures variation margin—Note 4		125,720
Accrued expenses		2,500
		4,867,117
Net Assets ($)		2,269,317,023
Composition of Net Assets ($):
Paid-in capital		1,287,225,984
Accumulated undistributed investment income—net		12,867,376
Accumulated net realized gain (loss) on investments		(18,975,867)
Accumulated net unrealized appreciation (depreciation) on
investments (including $72,335 net unrealized appreciation on
financial futures)		988,199,530
Net Assets ($)		2,269,317,023
Shares Outstanding
(150 millon shares of $.001 par value Capital Stock authorized)		52,809,063
Net Asset Value, offering and redemption price per share ($)		42.97

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,840 foreign taxes withheld at source):
Unaffiliated issuers	23,060,596
Affiliated issuers	20,596
Income from securities lending—Note 1(b)	57,029
Interest	306
Total Income	23,138,527
Expenses:
Management fee—Note 3(a)	2,242,856
Directors’ fees—Note 3(a,b)	75,574
Loan commitment fees—Note 2	9,695
Total Expenses	2,328,125
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(75,574)
Net Expenses	2,252,551
Investment Income—Net	20,885,976
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,308,263
Net realized gain (loss) on financial futures	3,798,420
Net Realized Gain (Loss)	7,106,683
Net unrealized appreciation (depreciation) on investments	67,901,155
Net unrealized appreciation (depreciation) on financial futures	(1,436,139)
Net Unrealized Appreciation (Depreciation)	66,465,016
Net Realized and Unrealized Gain (Loss) on Investments	73,571,699
Net Increase in Net Assets Resulting from Operations	94,457,675
See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	20,885,976	36,598,588
Net realized gain (loss) on investments	7,106,683	(2,486,317)
Net unrealized appreciation (depreciation) on
investments	66,465,016	284,231,556
Net Increase (Decrease) in Net Assets Resulting
from Operations	94,457,675	318,343,827
Dividends to Shareholders from ($):
Investment income—net	(19,359,329)	(35,006,286)
Net realized gain on investments	—	(1,397,376)
Total Dividends	(19,359,329)	(36,403,662)
Capital Stock Transactions ($):
Net proceeds from shares sold	258,184,037	453,083,463
Dividends reinvested	14,631,812	28,442,126
Cost of shares redeemed	(252,440,061)	(458,453,852)
Increase (Decrease) in Net Assets from Capital
Stock Transactions	20,375,788	23,071,737
Total Increase (Decrease) in Net Assets	95,474,134	305,011,902
Net Assets ($):
Beginning of Period	2,173,842,889	1,868,830,987
End of Period	2,269,317,023	2,173,842,889
Undistributed investment income—net	12,867,376	11,340,729
Capital Share Transactions (Shares):
Shares sold	6,104,053	11,780,839
Shares issued for dividends reinvested	347,945	747,402
Shares redeemed	(5,943,007)	(11,890,511)
Net Increase (Decrease) in Shares Outstanding	508,991	637,730
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

		Six Months Ended
		April 30, 2015			Year Ended October 31,
		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		41.56		36.17	29.06	25.75	24.29	21.26
Investment Operations:
Investment income—net[a]		.39		.70	.65	.55	.48	.43
Net realized and
unrealized gain
(loss) on investments		1.39		5.39	7.08	3.27	1.45	3.02
Total from
Investment Operations		1.78		6.09	7.73	3.82	1.93	3.45
Distributions:
Dividends from
investment income—net		(.37)		(.67)	(.62)	(.51)	(.47)	(.42)
Dividends from net realized
gain on investments		—		(.03)	—	—	—	—
Total Distributions		(.37)		(.70)	(.62)	(.51)	(.47)	(.42)
Net asset value,
end of period		42.97		41.56	36.17	29.06	25.75	24.29
Total Return (%)		4.30	[b]	17.03	26.96	15.00	7.94	16.39
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets		.21	[c]	.21	.21	.21	.21	.21
Ratio of net expenses
to average net assets		.20	[c]	.20	.20	.20	.20	.20
Ratio of net investment
income to average
net assets		1.86	[c]	1.81	2.01	1.97	1.84	1.85
Portfolio Turnover Rate		2.65	[b]	5.41	3.45	3.28	2.12	7.64
Net Assets,
end of period
($ x 1,000)		2,269,317		2,173,843	1,868,831	1,369,234	1,115,441	923,496

a	Based on average shares outstanding.
b	Not annualized.
c Annualized.
See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC S&P 500 Stock Index Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series including the fund.The fund’s investment objective seeks to match the total return of the Standard & Poor’s 500® Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System

30

for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	2,250,459,404	—	—	2,250,459,404
Equity Securities—
Foreign
Common Stocks†	6,479,683	—	—	6,479,683
Mutual Funds	12,448,322	—	—	12,448,322
U.S. Treasury	—	714,951	—	714,951
Other Financial
Instruments:
Financial Futures††	72,335	—	—	72,335

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

32

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At April 30, 2015, the value of the collateral was 99% of the market value of the securities on loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securi-ties.Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2015,The Bank of NewYork Mellon earned $15,269 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	73,331,726	144,552,340	207,637,052	10,247,014.5
Dreyfus
Institutional
Cash
Advantage
Fund	11,208,670	34,647,173	43,654,535	2,201,308.1
Total	84,540,396	179,199,513	251,291,587	12,448,322.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as

34

income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $944,781 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. These long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $35,009,329 and long-term capital gains $1,394,333.The tax character of current year distributions, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Management Fee And Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .20% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2015, fees reimbursed by Dreyfus amounted to $75,574.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $375,755, which are offset against an expense reimbursement currently in effect in the amount of $12,202.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2015, amounted to $153,462,565 and $58,512,524, respectively.

36

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Equity financial futures	46,519,847

At April 30, 2015, accumulated net unrealized appreciation on investments was $988,127,195, consisting of $1,012,588,510 gross unrealized appreciation and $24,461,315 gross unrealized depreciation.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share. The LBO was closed in a two-step transaction with shares being repurchased by Tribune in a tender offer in June 2007 and in a go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11.Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del.Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”).The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee

38

sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL.The fund was a defendant in at least one of the dismissed cases.The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. Briefing on the appeal and cross appeal was completed in April 2014. Oral argument before the Second Circuit took place on November 5, 2014.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Pursuant to Master Case Order No. 4, the parties – through their executive committees and liaison counsel – attempted to negotiate a protocol for motions to dismiss and other procedural issues, and submitted rival proposals to the Court. On April 24, 2014 the Court entered an order setting a schedule for the first motions to dismiss in the FitzSimons case. Pursuant to that schedule, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014. Plaintiffs’ response brief was filed on June 23, 2014, and the reply brief was filed on July 3, 2014. No date for oral argument has been scheduled. The Court also preserved Shareholder Defendants’ rights to file nineteen motions to dismiss enumerated in their proposal and motions pursuant to Rules 12(b)(2)-(5) of the Federal Rules of Civil Procedure. If these various motions are necessary after the Court decides the global motion to dismiss, the Court will set further guidelines and briefing schedules.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

40

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.The

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was slightly above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

42

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

44

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 45

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Bond Market

Index Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
75	TBA Sale Commitments
76	Statement of Assets and Liabilities
77	Statement of Operations
78	Statement of Changes in Net Assets
80	Financial Highlights
82	Notes to Financial Statements
92	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus

Bond Market Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Bond Market Index Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bonds gained a modest degree of value over the reporting period despite a sustained domestic economic recovery. Developments in overseas markets—including plummeting oil prices and ongoing economic concerns in Europe, Japan, and China—sparked a flight to quality among global investors, who turned away from foreign sovereign bonds in favor of U.S.Treasury securities. In addition, aggressively accommodative monetary policies in Europe and Japan made yields of U.S.Treasury securities relatively attractive. Consequently, intensifying demand put downward pressure on U.S. bond yields over much of the reporting period.This trend reversed in early 2015 when investors began to anticipate higher short-term interest rates in the United States, but long-term bond yields soon moderated amid reports of weaker-than-expected U.S. GDP growth for the first quarter of the year.

We remain optimistic regarding the long-term outlook for the U.S. economy as labor markets continue to strengthen, oil prices stabilize, and foreign currency exchange rates become less volatile. We believe U.S. monetary policy is likely to become less accommodative under these conditions, suggesting that selectivity may become a more important determinant of success in fixed-income markets. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Nancy G. Rogers, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Bond Market Index Fund’s Investor shares produced a total return of 1.88%, and its BASIC shares produced a total return of 2.01%.1 In comparison, the Barclays U.S. Aggregate Bond Index (the “Index”) achieved a total return of 2.06% for the same period.2

Fixed-income securities generally gained value after global investors flocked to U.S. Treasury securities when several major central banks implemented more aggressively accommodative monetary policies.The difference in returns between the fund and the Index was primarily the result of transaction costs and other operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the Index.To pursue this goal, the fund normally invests at least 80% of its assets in bonds that are included in the Index (or other instruments with similar characteristics). To maintain liquidity, the fund may invest up to 20% of its assets in various short-term, fixed-income securities and money market instruments.

While the fund seeks to mirror the returns of the Index, it does not hold the same number of bonds. Instead, the fund holds approximately 1800 securities as compared to approximately 9400 securities in the Index.The fund’s average duration—a measure of sensitivity to changing interest rates—generally remains neutral to the Index. As of April 30, 2015, the average duration of the fund was approximately 5.4 years.

U.S. Economy Produced Mixed Results

In the wake of particularly strong economic growth during the second and third quarters of 2014, the Federal Reserve Board (the “Fed”) ended its massive quantitative easing program at the end of October. Economic activity moderated somewhat during the final months of the year, but a falling unemployment rate, robust job gains, and improved consumer and business confidence continued to support the ongoing economic recovery.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

In early 2015, additional releases of strong employment data convinced many analysts that the Fed might tighten monetary policy further by raising short-term interest rates during the first half of the year. This forecast briefly sent long-term bond yields sharply higher, but subdued inflation and weaker-than-expected data in other areas of the economy soon dashed expectations of imminent rate hikes. In fact, U.S. GDP for the first quarter of 2015 was dampened by a West Coast port strike and a stronger U.S. dollar relative to most other major currencies, which undermined export activity. Severe winter weather throughout most of the country also weighed on economic activity, but the Fed commented that it regarded the weather-related slowdown as temporary. Indeed, key economic indicators bounced back in April, and long-term bond yields began to rise.

Long-Term U.S. Treasuries Led the Market Rally

In addition to the impact of U.S. economic trends, bond prices generally climbed during the reporting period when plummeting oil prices stoked deflation fears in overseas markets and several foreign central banks implemented new monetary policies designed to stimulate greater growth in a persistently sluggish global economy. The European Central Bank announced a larger-than-expected quantitative easing program in January 2015, Japan unexpectedly ramped up its bond buying program, and China twice cut short-term interest rates.

These measures drove foreign sovereign bond yields sharply lower over the first half of the reporting period. In response, global fixed-income investors flocked to higher yielding U.S.Treasury securities, sending prices of longer-maturity Treasuries higher. Meanwhile, short-term bond yields remained anchored near zero percent by an unchanged federal funds rate, and yield differences narrowed along the market’s maturity range.

To a lesser degree, mortgage-backed securities issued by U.S. government agencies also fared well.Although the Fed ended its massive monthly purchases of mortgage-backed securities as part of its quantitative easing program, it continued to reinvest interest payments in the mortgage market, and prepayment rates remained manageable, helping to support bond prices. Corporate-backed bonds produced positive nominal returns supported by healthy balance sheets, improved credit fundamentals, and robust investor demand, but they generally lagged long-term U.S. government

4

securities.Within the corporate bond market, securities issued by energy and materials companies were hurt by falling commodity prices, while those backed by financial institutions fared relatively well as stock and bond markets rallied.

Replicating the Index’s Composition

As an index fund, we attempt to match closely the returns of the Index by approximating its composition.As of April 30, 2015, approximately 28% of the fund’s assets was invested in mortgage-backed securities, 2% in commercial mortgage-backed securities, 30% in corporate bonds and asset-backed securities, and 39% in U.S. Treasury and Agency securities. Moreover, all of the fund’s corporate securities were rated at least BBB- or better, and the fund has maintained an overall credit quality and duration posture that is closely aligned with that of the Index.

May 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance.The correlation between fund and index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of fund shares.
1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC.—Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Bond Market Index Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015
	Investor Shares	BASIC Shares
Expenses paid per $1,000†	$2.00	$.75
Ending value (after expenses)	$1,018.80	$1,020.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015
	Investor Shares	BASIC Shares
Expenses paid per $1,000†	$2.01	$.75
Ending value (after expenses)	$1,022.81	$1,024.05

† Expenses are equal to the fund’s annualized expense ratio of .40% for Investor shares and .15% for BASIC shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—100.0%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—.3%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-5, Cl. A3	0.90	9/10/18	1,000,000		1,000,819
AmeriCredit Automobile Receivables
Trust, Ser. 2014-2, Cl. A3	0.94	2/8/19	1,170,000		1,167,069
AmeriCredit Automobile Receivables
Trust, Ser. 2014-4, Cl. A3	1.27	7/8/19	1,000,000		1,002,359
Carmax Auto Owner Trust,
Ser. 2013-2, Cl. A4	0.84	11/15/18	650,000		647,795
Fifth Third Auto Trust,
Ser. 2014-3, Cl. A4	1.47	5/17/21	800,000		802,082
Ford Credit Auto Owner Trust,
Ser. 2012-B, Cl. A4	1.00	9/15/17	400,000		400,924
Santander Drive Auto Receivables
Trust, Ser. 2014-3, Cl. A3	0.81	7/16/18	1,370,000		1,369,338
World Omni Auto Receivables Trust,
Ser. 2013-B, Cl. A3	0.83	8/15/18	1,000,000		1,000,557
					7,390,943
Asset-Backed Ctfs./Credit Cards—.3%
American Express Credit Account
Master Trust, Ser. 2014-3, Cl. A	1.49	4/15/20	1,050,000		1,058,333
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		624,854
Chase Issuance Trust,
Ser. 2013-A8, Cl. A8	1.01	10/15/18	1,000,000		1,003,096
Citibank Credit Card Issuance
Trust, Ser. 2013-A3, Cl. A3	1.11	7/23/18	1,000,000		1,005,107
Citibank Credit Card Issuance
Trust, Ser. 2004-A8, Cl. A8	1.73	4/9/20	1,500,000		1,516,377
Citibank Credit Card Issuance
Trust, Ser. 2007-A8, Cl. A8	5.65	9/20/19	1,500,000		1,657,039
					6,864,806
Commercial Mortgage
Pass-Through Ctfs.—1.7%
Banc of America Commercial
Mortgage Trust, Ser. 2007-1, Cl. A4	5.45	1/15/49	930,593		987,407
Banc of America Commercial
Mortgage Trust, Ser. 2007-4, Cl. A4	5.74	2/10/51	213,383	[a]	230,868

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR9, Cl. A4A	4.87	9/11/42	165,736		166,183
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW14, Cl. A4	5.20	12/11/38	1,000,000		1,048,756
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PW10, Cl. A4	5.41	12/11/40	141,905	[a]	143,695
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW12, Cl. A4	5.70	9/11/38	810,185	[a]	840,013
Citigroup Commercial Mortgage
Trust, Ser. 2014-GC19, Cl. A2	2.79	3/10/47	1,250,000		1,295,319
Citigroup Commercial Mortgage
Trust, Ser. 2014-GC23, Cl. A4	3.62	7/10/47	1,000,000		1,064,269
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.96	3/15/49	194,820	[a]	200,871
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.14	12/10/49	1,012,467	[a]	1,104,539
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Ser. 2006-CD2, Cl. A4	5.48	1/15/46	81,669	[a]	82,962
COBALT CMBS Commercial Mortgage
Trust, Ser. 2007-C3, Cl. A4	5.96	5/15/46	879,521	[a]	945,235
Commercial Mortgage Trust,
Ser. 2014-LC15, Cl. A2	2.84	4/10/47	2,000,000		2,074,044
Commercial Mortgage Trust,
Ser. 2012-CR4, Cl. A3	2.85	10/15/45	1,000,000		1,023,306
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. A4	3.18	2/10/48	2,025,000		2,083,785
Commercial Mortgage Trust,
Ser. 2014-CR16, Cl. A4	4.05	4/10/47	1,200,000		1,316,396
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.16	10/10/46	750,000	[a]	855,222
GS Mortgage Securities Trust,
Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000		538,545
GS Mortgage Securities Trust,
Ser. 2007-GG10, Cl. A4	5.79	8/10/45	898,486	[a]	967,911

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
J.P. Morgan Chase Commercial
Mortgage Securities Corp.,
Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000		1,018,823
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	67,032	[a]	67,155
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	59,597		63,071
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	334,660		354,449
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	281,302	[a]	286,495
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	998,514	[a]	1,076,142
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C24, Cl. A5	3.64	11/15/47	1,725,000		1,837,382
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000		552,616
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	979,061		1,035,118
Merrill Lynch Mortgage Trust,
Ser. 2006-C2, Cl. A4	5.74	8/12/43	875,027	[a]	913,401
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	6.03	6/12/50	1,000,000	[a]	1,069,448
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-7, Cl. A4	5.81	6/12/50	1,186,013	[a]	1,275,543
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.87	6/12/46	38,029	[a]	39,282
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C9, Cl. A1	0.83	5/15/46	678,103		677,089

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C10, Cl. A1	1.39	7/15/46	55,438		55,761
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C8, Cl. A4	3.13	12/15/48	1,000,000		1,037,810
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2015-C20, Cl. A4	3.25	2/15/48	1,175,000		1,209,579
Morgan Stanley Capital I Trust,
Ser. 2007-T25, Cl. A3	5.51	11/12/49	972,766	[a]	1,030,323
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	[a]	1,387,857
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	500,000		527,989
UBS-Barclays Commercial Mortgage
Trust, Ser. 2012-C4, Cl. A5	2.85	12/10/45	500,000		509,645
UBS-Barclays Commercial Mortgage
Trust, Ser. 2012-C3, Cl. A4	3.09	8/10/49	500,000		518,468
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,469,507
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	2,886,256	[a]	2,989,159
WF-RBS Commercial Mortgage Trust,
Ser. 2012-C7, Cl. A1	2.30	6/15/45	1,011,295		1,022,990
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C14, Cl. ASB	2.98	6/15/46	1,500,000		1,559,169
WF-RBS Commercial Mortgage Trust,
Ser. 2014-C20, Cl. A2	3.04	5/15/47	1,000,000		1,045,603
					41,599,200
Consumer Discretionary—2.6%
21st Century Fox America,
Gtd. Notes	3.70	9/15/24	750,000		789,083
21st Century Fox America,
Gtd. Notes	6.20	12/15/34	250,000		311,892
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	360,000		470,361
21st Century Fox America,
Gtd. Debs.	7.75	12/1/45	100,000		145,851

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary (continued)
21st Century Fox America,
Gtd. Debs.	8.25	8/10/18	150,000		179,780
Alibaba Group Holding,
Gtd. Notes	3.60	11/28/24	750,000	[b]	748,131
Amazon.com,
Sr. Unscd. Notes	2.60	12/5/19	1,000,000		1,020,598
Autonation,
Gtd. Notes	6.75	4/15/18	300,000		337,164
Autozone,
Sr. Unscd. Notes	1.30	1/13/17	1,000,000		1,003,617
Bed Bath & Beyond,
Sr. Unscd. Notes	3.75	8/1/24	1,000,000		1,033,029
BorgWarner,
Sr. Unscd. Notes	3.38	3/15/25	1,000,000		1,017,630
Carnival,
Gtd. Notes	3.95	10/15/20	300,000		319,293
CBS,
Gtd. Notes	3.50	1/15/25	500,000		501,172
CBS,
Gtd. Notes	4.90	8/15/44	950,000		968,301
CBS,
Gtd. Notes	5.50	5/15/33	250,000		275,397
CBS,
Gtd. Debs.	7.88	7/30/30	300,000		412,950
CDK Global,
Sr. Unscd. Notes	3.30	10/15/19	1,000,000	[b]	1,001,314
Colgate-Palmolive,
Sr. Unscd. Notes	2.45	11/15/21	1,500,000		1,533,001
Comcast,
Gtd. Notes	2.85	1/15/23	300,000		303,083
Comcast,
Gtd. Notes	4.25	1/15/33	500,000		519,870
Comcast,
Gtd. Bonds	4.75	3/1/44	500,000		549,179
Comcast,
Gtd. Notes	5.70	7/1/19	1,000,000		1,152,519
Comcast,
Gtd. Notes	6.45	3/15/37	1,150,000		1,517,540
Comcast,
Gtd. Bonds	6.50	1/15/17	1,000,000		1,094,067

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Consumer Discretionary (continued)
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000	439,277
Costco Wholesale,
Sr. Unscd. Notes	2.25	2/15/22	500,000	495,772
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000	543,583
CVS Health,
Sr. Unscd. Notes	2.25	8/12/19	1,000,000	1,014,512
CVS Health,
Sr. Unscd. Notes	5.75	6/1/17	30,000	32,858
CVS Health,
Sr. Unscd. Notes	6.13	9/15/39	1,000,000	1,298,007
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000	310,199
DirecTV Holdings/Financing,
Gtd. Notes	6.00	8/15/40	800,000	895,523
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000	838,058
Dollar General,
Sr. Unscd. Notes	1.88	4/15/18	1,000,000	994,205
Ford Motor,
Sr. Unscd. Notes	4.75	1/15/43	1,000,000	1,048,952
Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/45	750,000	767,845
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	750,000	765,427
Home Depot,
Sr. Unscd. Notes	4.88	2/15/44	500,000	580,135
Home Depot,
Sr. Unscd. Notes	5.40	9/15/40	437,000	532,662
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	650,000	838,455
Interpublic Group,
Sr. Unscd. Notes	4.20	4/15/24	500,000	526,638
Kohl’s,
Sr. Unscd. Notes	4.75	12/15/23	500,000	544,558
Kroger,
Sr. Unscd. Notes	3.30	1/15/21	300,000	310,711
Lowe’s Cos.,
Sr. Unscd. Notes	3.13	9/15/24	1,500,000	1,537,644

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Consumer Discretionary (continued)
Lowe’s Cos.,
Sr. Unscd. Notes	3.88	9/15/23	500,000	544,027
Macy’s Retail Holdings,
Gtd. Notes	5.90	12/1/16	500,000	537,277
Marriott International,
Sr. Unscd. Notes, Ser. N	3.13	10/15/21	1,000,000	1,025,125
Mattel,
Sr. Unscd. Notes	2.35	5/6/19	500,000	499,190
McDonald’s,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000	1,168,258
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	1,500,000	1,716,444
Newell Rubbermaid,
Sr. Unscd. Notes	2.88	12/1/19	500,000	510,742
Nike,
Sr. Unscd. Notes	2.25	5/1/23	300,000	296,297
Nike,
Sr. Unscd. Notes	3.63	5/1/43	300,000	295,804
Nordstrom,
Sr. Unscd. Bonds	4.75	5/1/20	500,000	561,497
Omnicom Group,
Gtd. Notes	3.63	5/1/22	500,000	524,532
Philip Morris International,
Sr. Unscd. Notes	2.50	8/22/22	1,100,000	1,089,756
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	388,417
QVC,
Sr. Scd. Notes	5.45	8/15/34	500,000	483,986
Signet UK Finance,
Gtd. Notes	4.70	6/15/24	500,000	520,562
Stanley Black & Decker,
Gtd. Notes	3.40	12/1/21	400,000	420,295
Staples,
Sr. Unscd. Notes	4.38	1/12/23	250,000	250,377
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000	837,032
Sysco,
Gtd. Notes	2.35	10/2/19	1,250,000	1,274,154
Target,
Sr. Unscd. Notes	2.30	6/26/19	1,000,000	1,021,159

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Consumer Discretionary (continued)
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000	435,430
Target,
Sr. Unscd. Notes	7.00	1/15/38	228,000	323,950
Thomson Reuters,
Sr. Unscd. Notes	3.95	9/30/21	300,000	321,586
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000	912,205
Time Warner,
Sr. Unscd. Notes	4.75	3/29/21	1,500,000	1,672,038
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000	1,508,697
Time Warner Cable,
Gtd. Debs.	4.50	9/15/42	500,000	426,796
Time Warner Cable,
Gtd. Notes	6.55	5/1/37	350,000	363,493
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000	549,923
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	1,000,000	1,169,244
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000	417,583
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/20	500,000	505,121
Viacom,
Sr. Unscd. Notes	2.75	12/15/19	655,000	665,125
Viacom,
Sr. Unscd. Notes	4.38	3/15/43	1,250,000	1,116,653
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	280,340
Walgreens Boots Alliance,
Sr. Unscd. Notes	1.75	11/17/17	300,000	302,656
Walgreens Boots Alliance,
Sr. Unscd. Notes	3.30	11/18/21	400,000	409,305
Walgreens Boots Alliance,
Sr. Unscd. Notes	4.50	11/18/34	400,000	412,920
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	1,600,000	1,741,354
Wal-Mart Stores,
Sr. Unscd. Bonds	4.30	4/22/44	1,000,000	1,079,987

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Consumer Discretionary (continued)
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000	728,545
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000	870,978
Walt Disney,
Sr. Unscd. Notes	3.75	6/1/21	500,000	546,270
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	213,671
WPP Finance 2010,
Gtd. Notes	3.75	9/19/24	750,000	779,093
Wyndham Worldwide,
Sr. Unscd. Notes	2.50	3/1/18	500,000	502,984
Wyndham Worldwide,
Sr. Unscd. Notes	3.90	3/1/23	500,000	498,115
Xerox,
Sr. Unscd. Notes	3.80	5/15/24	500,000	496,001
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000	817,814
Yale University,
Sr. Unscd. Notes	2.09	4/15/19	300,000	305,648
Yum! Brands,
Sr. Unscd. Notes	3.88	11/1/20	250,000	264,923
Yum! Brands,
Sr. Unscd. Notes	6.88	11/15/37	168,000	214,971
				66,338,193
Consumer Staples—1.1%
Altria Group,
Gtd. Notes	2.85	8/9/22	500,000	498,333
Altria Group,
Gtd. Notes	4.00	1/31/24	230,000	243,722
Altria Group,
Gtd. Notes	4.25	8/9/42	1,000,000	975,375
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000	161,076
Anheuser-Busch Inbev Finance,
Gtd. Notes	1.13	1/27/17	1,000,000	1,006,629
Anheuser-Busch Inbev Finance,
Gtd. Notes	2.63	1/17/23	500,000	492,061
Anheuser-Busch Inbev Finance,
Gtd. Notes	3.70	2/1/24	1,000,000	1,054,935

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples (continued)
Anheuser-Busch Inbev Finance,
Gtd. Notes	4.00	1/17/43	700,000		698,140
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	1,000,000		1,146,725
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	130,000		145,068
Campbell Soup,
Sr. Unscd. Notes	3.30	3/19/25	750,000		756,736
Clorox,
Sr. Unscd. Notes	3.80	11/15/21	200,000		215,473
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	2,000,000		2,131,868
Coca-Cola Femsa,
Gtd. Bonds	2.38	11/26/18	400,000		408,888
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000		500,011
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	210,000		206,309
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	198,000		194,482
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000		436,503
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000		798,771
Diageo Investment,
Gtd. Notes	4.25	5/11/42	500,000		521,313
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	200,000		229,884
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000		1,404,463
JM Smucker,
Gtd. Notes	1.75	3/15/18	400,000	[b]	401,795
JM Smucker,
Gtd. Notes	2.50	3/15/20	500,000	[b]	503,933
Kellogg,
Sr. Unscd. Notes	4.15	11/15/19	400,000		432,762
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000		456,743
Kimberly-Clark,
Sr. Unscd. Notes	3.70	6/1/43	500,000		489,231

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Consumer Staples (continued)
Kraft Foods Group,
Sr. Unscd. Notes	2.25	6/5/17	490,000	498,743
Kraft Foods Group,
Sr. Unscd. Notes	3.50	6/6/22	490,000	501,720
Kraft Foods Group,
Sr. Unscd. Notes	5.00	6/4/42	400,000	429,103
Kroger,
Gtd. Notes	7.50	4/1/31	800,000	1,081,440
Mondelez International,
Sr. Unscd. Notes	4.00	2/1/24	1,000,000	1,072,827
Mondelez International,
Sr. Unscd. Notes	6.50	2/9/40	253,000	339,370
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000	1,126,268
PepsiCo,
Sr. Unscd. Notes	4.88	11/1/40	500,000	565,996
PepsiCo,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000	1,205,050
Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000	680,595
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000	856,022
Reynolds American,
Gtd. Notes	4.85	9/15/23	650,000	715,540
Sysco,
Gtd. Notes	5.38	9/21/35	350,000	410,919
Tyson Foods,
Gtd. Bonds	5.15	8/15/44	500,000	560,774
				26,555,596
Energy—2.7%
Anadarko Petroleum,
Sr. Unscd. Notes	3.45	7/15/24	1,000,000	1,016,899
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	372,308
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	185,935
Apache,
Sr. Unscd. Notes	4.75	4/15/43	1,000,000	1,023,901
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	445,238

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Energy (continued)
BP Capital Markets,
Gtd. Notes	1.85	5/5/17	1,250,000	1,269,069
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	800,000	782,221
BP Capital Markets,
Gtd. Notes	3.25	5/6/22	1,200,000	1,241,796
Buckeye Partners,
Sr. Unscd. Notes	2.65	11/15/18	250,000	249,926
Cameron International,
Sr. Unscd. Notes	1.40	6/15/17	500,000	496,047
Cameron International,
Sr. Unscd. Notes	5.13	12/15/43	175,000	172,901
Canadian Natural Resources,
Sr. Unscd. Notes	3.90	2/1/25	500,000	507,099
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	430,000	515,224
Cenovus Energy,
Sr. Unscd. Notes	3.80	9/15/23	1,000,000	1,005,495
Chevron,
Sr. Unscd. Notes	0.89	6/24/16	500,000	502,041
Chevron,
Sr. Unscd. Notes	1.72	6/24/18	1,000,000	1,013,109
Chevron,
Sr. Unscd. Notes	3.19	6/24/23	400,000	414,274
CNOOC Finance 2013,
Gtd. Notes	1.13	5/9/16	500,000	499,575
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000	485,020
ConocoPhillips,
Gtd. Notes	2.40	12/15/22	1,000,000	985,518
ConocoPhillips,
Gtd. Notes	4.15	11/15/34	750,000	780,589
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000	1,325,063
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000	168,437
Continental Resources,
Gtd. Notes	3.80	6/1/24	500,000	481,339
Continental Resources,
Gtd. Notes	4.50	4/15/23	500,000	504,191

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy (continued)
Devon Energy,
Sr. Unscd. Notes	5.60	7/15/41	650,000		753,208
Devon Financing,
Gtd. Notes	7.88	9/30/31	275,000		375,753
Enable Midstream Partners,
Gtd. Notes	5.00	5/15/44	500,000	[b]	454,828
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	720,000		743,412
Encana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000		738,031
Energy Transfer Partners,
Sr. Unscd. Notes	3.60	2/1/23	1,000,000		994,644
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	500,000		535,800
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	500,000		490,855
Enterprise Products Operating,
Gtd. Notes	3.35	3/15/23	600,000		604,789
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	750,000		738,694
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	1,000,000		1,112,327
EOG Resources,
Sr. Unscd. Notes	3.90	4/1/35	750,000		757,033
Halliburton,
Sr. Unscd. Bonds	6.15	9/15/19	1,200,000		1,401,614
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000		229,390
Hess,
Sr. Unscd. Bonds	8.13	2/15/19	1,200,000		1,437,130
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000		753,375
Kinder Morgan,
Gtd. Notes	5.30	12/1/34	1,000,000		995,651
Kinder Morgan Energy Partners,
Gtd. Notes	3.50	9/1/23	500,000		485,507
Kinder Morgan Energy Partners,
Gtd. Notes	4.15	3/1/22	1,000,000		1,025,301
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/43	300,000		281,134

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Energy (continued)
Kinder Morgan Energy Partners,
Gtd. Notes	7.40	3/15/31	350,000	408,099
Marathon Oil,
Sr. Unscd. Notes	5.90	3/15/18	500,000	554,796
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	550,000	670,667
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/44	500,000	502,268
Nabors Industries,
Gtd. Notes	2.35	9/15/16	450,000	451,478
Nexen Energy,
Gtd. Notes	5.88	3/10/35	125,000	144,241
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	1,000,000	1,025,822
Noble Energy,
Sr. Unscd. Notes	4.15	12/15/21	539,000	573,322
Noble Holding International,
Gtd. Notes	3.95	3/15/22	1,000,000	915,524
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000	1,864,290
ONEOK Partners,
Gtd. Notes	5.00	9/15/23	500,000	527,751
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000	577,724
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	66,355
Petrobras Global Finance,
Gtd. Notes	2.00	5/20/16	550,000	540,375
Petrobras Global Finance,
Gtd. Notes	3.00	1/15/19	500,000	468,250
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	2,500,000	2,412,000
Petrobras Global Finance,
Gtd. Notes	5.63	5/20/43	500,000	415,500
Petrobras Global Finance,
Gtd. Notes	5.88	3/1/18	625,000	640,563
Petrobras Global Finance,
Gtd. Notes	7.25	3/17/44	500,000	493,625
Phillips 66,
Gtd. Notes	2.95	5/1/17	590,000	610,314

20

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Energy (continued)
Phillips 66,
Gtd. Notes	4.88	11/15/44	202,000	212,998
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	1,000,000	1,037,571
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/23	750,000	769,872
Plains All American Pipeline,
Sr. Unscd. Notes	6.13	1/15/17	525,000	565,132
Pride International,
Gtd. Notes	6.88	8/15/20	1,000,000	1,147,391
Shell International Finance,
Gtd. Notes	4.30	9/22/19	1,600,000	1,771,467
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	681,661
Southwestern Energy,
Sr. Unscd. Notes	4.95	1/23/25	500,000	520,275
Spectra Energy Capital,
Gtd. Notes	8.00	10/1/19	225,000	271,945
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/43	400,000	480,731
Statoil,
Gtd. Notes	2.65	1/15/24	1,000,000	984,607
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,812,349
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,217,049
Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	200,000	196,265
Sunoco Logistics Partners
Operations, Gtd. Notes	4.95	1/15/43	200,000	192,245
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	212,165
Tennessee Gas Pipeline,
Gtd. Debs.	7.00	10/15/28	390,000	472,061
Tennessee Gas Pipeline,
Gtd. Debs.	7.63	4/1/37	70,000	86,371
Total Capital,
Gtd. Notes	2.13	8/10/18	1,500,000	1,535,109
Total Capital,
Gtd. Notes	4.45	6/24/20	1,400,000	1,561,791

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Energy (continued)
Total Capital International,
Gtd. Notes	2.75	6/19/21	500,000	511,379
Total Capital International,
Gtd. Notes	3.75	4/10/24	340,000	361,464
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	500,000	523,712
TransCanada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	235,803
TransCanada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	92,704
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	935,778
Valero Energy,
Gtd. Notes	6.63	6/15/37	615,000	755,731
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	217,140
Weatherford International,
Gtd. Notes	6.75	9/15/40	1,000,000	943,821
Williams Companies,
Sr. Unscd. Notes	4.55	6/24/24	500,000	492,418
Williams Partners,
Sr. Unscd. Notes	4.00	9/15/25	100,000	98,817
Williams Partners,
Sr. Unscd. Notes	4.13	11/15/20	1,000,000	1,055,678
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	882,130
XTO Energy,
Gtd. Notes	6.75	8/1/37	625,000	930,023
				68,980,308
Financial—8.2%
Abbey National Treasury Service,
Gtd. Notes	2.38	3/16/20	750,000	755,748
Abbey National Treasury Service,
Gtd. Notes	3.05	8/23/18	800,000	833,882
Ace INA Holdings,
Gtd. Notes	3.35	5/15/24	250,000	260,072
AEP Texas Central Transition
Funding, Sr. Scd. Bonds, Ser. A-4	5.17	1/1/20	250,000	264,957
Affiliated Managers Group,
Sr. Unscd. Notes	3.50	8/1/25	500,000	495,277

22

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Aflac,
Sr. Unscd. Notes	3.63	6/15/23	600,000		634,304
Air Lease,
Sr. Unscd. Notes	2.13	1/15/18	500,000		498,750
Air Lease,
Sr. Unscd. Notes	3.38	1/15/19	350,000		361,375
Air Lease,
Sr. Unscd. Notes	3.75	2/1/22	100,000		101,333
Alexandria Real Estate Equities,
Gtd. Notes	2.75	1/15/20	1,000,000		1,001,210
Allstate,
Sub. Notes	5.75	8/15/53	300,000	[a]	327,562
American Express,
Sr. Unscd. Notes	1.55	5/22/18	1,750,000		1,750,061
American Express,
Sub. Notes	3.63	12/5/24	1,000,000		1,014,806
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000		775,884
American Express,
Sr. Unscd. Notes	7.00	3/19/18	500,000		574,897
American Express Credit,
Sr. Unscd. Notes	1.55	9/22/17	500,000		502,766
American Express Credit,
Sr. Unscd. Notes	2.25	8/15/19	750,000		759,871
American Honda Finance,
Sr. Unscd. Notes, Ser. A	2.15	3/13/20	750,000		755,601
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	1,400,000		1,580,314
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000		639,975
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000		1,114,858
American International Group,
Sr. Unscd. Notes	6.25	5/1/36	750,000		967,308
American Tower,
Sr. Unscd. Notes	3.40	2/15/19	580,000		601,502
Aon,
Gtd. Notes	4.60	6/14/44	1,000,000		1,055,165
Australia & New Zealand Banking
Group of New York, Sr. Unscd. Bonds	1.25	6/13/17	1,000,000		1,003,672

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
AvalonBay Communities,
Sr. Unscd. Notes	4.20	12/15/23	750,000	809,449
AXA,
Sub. Bonds	8.60	12/15/30	165,000	231,327
Bank of America,
Sr. Unscd. Notes	1.13	11/14/16	250,000	250,725
Bank of America,
Sr. Unscd. Notes	1.25	2/14/17	1,500,000	1,504,648
Bank of America,
Sr. Unscd. Notes, Ser. L	1.35	11/21/16	250,000	250,656
Bank of America,
Sr. Unscd. Notes, Ser. L	2.25	4/21/20	240,000	238,406
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	400,000	406,529
Bank of America,
Sr. Unscd. Notes	3.30	1/11/23	1,000,000	1,003,964
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	900,000	888,251
Bank of America,
Sr. Unscd. Notes	4.13	1/22/24	1,000,000	1,058,819
Bank of America,
Sub. Notes	4.20	8/26/24	800,000	809,757
Bank of America,
Sub. Notes, Ser. L	4.75	4/21/45	500,000	495,200
Bank of America,
Sr. Unscd. Notes	5.00	1/21/44	500,000	554,218
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000	610,288
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	800,000	916,958
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	965,000	1,067,918
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000	1,840,045
Bank of America,
Sub. Notes	7.80	9/15/16	235,000	254,706
Bank of Montreal,
Sr. Unscd. Notes	2.50	1/11/17	1,000,000	1,027,971
Bank of Nova Scotia,
Sr. Unscd. Notes	1.10	12/13/16	750,000	752,520

24

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Bank of Nova Scotia,
Sr. Unscd. Notes	1.30	7/21/17	1,000,000	1,004,505
Bank of Nova Scotia,
Sr. Unscd. Notes	1.38	7/15/16	1,000,000	1,008,334
Barclays,
Sr. Unscd. Notes	3.65	3/16/25	750,000	741,680
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000	1,533,207
BB&T,
Sr. Unscd. Notes	2.45	1/15/20	1,000,000	1,011,868
BB&T,
Sub. Notes	4.90	6/30/17	150,000	160,663
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	534,539
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	1,770,000	2,030,257
Berkshire Hathaway,
Sr. Unscd. Notes	2.10	8/14/19	1,000,000	1,017,757
Berkshire Hathaway Finance,
Gtd. Notes	5.75	1/15/40	675,000	862,247
BlackRock,
Sr. Unscd. Notes	3.50	3/18/24	500,000	523,467
BlackRock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	568,089
BNP Paribas,
Gtd. Notes	5.00	1/15/21	1,400,000	1,578,095
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,000,000	1,162,091
BPCE,
Gtd. Notes	2.50	7/15/19	1,000,000	1,015,801
BPCE,
Gtd. Notes	4.00	4/15/24	200,000	210,533
Branch Banking & Trust,
Sr. Unscd. Notes	1.35	10/1/17	500,000	501,678
Branch Banking & Trust,
Sr. Unscd. Notes	1.45	10/3/16	750,000	756,274
Brookfield Asset Management,
Sr. Unscd. Notes	4.00	1/15/25	500,000	501,140
Capital One Bank USA,
Sr. Unscd. Notes	1.15	11/21/16	500,000	499,518

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Capital One Bank USA,
Sr. Unscd. Notes	1.20	2/13/17	750,000	747,993
Capital One Financial,
Sr. Unscd. Notes	2.45	4/24/19	1,000,000	1,010,473
Capital One Financial,
Sr. Unscd. Notes	4.75	7/15/21	730,000	814,031
CBL & Associates,
Gtd. Notes	5.25	12/1/23	200,000	212,519
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	700,788
Citigroup,
Sr. Unscd. Bonds	1.30	11/15/16	400,000	400,344
Citigroup,
Sr. Unscd. Notes	3.75	6/16/24	1,000,000	1,035,077
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	400,000	416,850
Citigroup,
Sub. Notes	4.05	7/30/22	1,750,000	1,825,680
Citigroup,
Sr. Unscd. Notes	4.95	11/7/43	1,000,000	1,112,253
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	300,000	341,980
Citigroup,
Sub. Notes	5.50	9/13/25	500,000	560,761
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,135,000	2,369,092
Citigroup,
Sub. Notes	6.13	8/25/36	575,000	680,547
Citigroup,
Sr. Unscd. Notes	6.63	1/15/28	100,000	126,257
Citigroup,
Sr. Unscd. Notes	8.50	5/22/19	760,000	941,168
Citizens Bank,
Sr. Unscd. Notes	2.45	12/4/19	1,000,000	1,010,320
CME Group,
Sr. Unscd. Notes	3.00	3/15/25	500,000	503,083
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	106,774
Comerica,
Sub. Notes	3.80	7/22/26	1,000,000	999,879

26

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Commonwealth Bank of Australia,
Sr. Unscd. Bonds	1.40	9/8/17	500,000	502,554
Commonwealth Bank of Australia,
Sr. Unscd. Notes	2.50	9/20/18	650,000	669,817
Credit Suisse,
Sr. Unscd. Notes	3.63	9/9/24	500,000	512,520
Credit Suisse,
Sr. Unscd. Notes	4.38	8/5/20	1,000,000	1,102,156
Credit Suisse,
Sub. Notes	6.00	2/15/18	1,000,000	1,108,705
DDR,
Sr. Unscd. Notes	3.38	5/15/23	1,000,000	994,713
Deutsche Bank London,
Sr. Unscd. Notes	2.50	2/13/19	750,000	761,150
Deutsche Bank London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	927,712
Discover Bank,
Sr. Unscd. Bonds	2.00	2/21/18	500,000	501,094
Discover Bank,
Sr. Unscd. Notes	4.25	3/13/26	800,000	829,160
Duke Realty,
Sr. Unscd. Notes	3.75	12/1/24	750,000	768,964
ERP Operating,
Sr. Unscd. Notes	2.38	7/1/19	1,000,000	1,012,330
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000	100,196
Federal Realty Investment Trust,
Sr. Unscd. Notes	4.50	12/1/44	750,000	788,102
Fidelity National Information
Services, Gtd. Notes	2.00	4/15/18	500,000	502,871
Fifth Third Bancorp,
Sr. Unscd. Notes	3.50	3/15/22	1,000,000	1,043,092
First American Financial,
Sr. Unscd. Notes	4.60	11/15/24	500,000	517,518
First Republic Bank,
Sr. Unscd. Notes	2.38	6/17/19	500,000	505,141
First Tennessee Bank,
Sr. Unscd. Notes	2.95	12/1/19	500,000	505,405
Fiserv,
Gtd. Notes	4.63	10/1/20	400,000	439,160

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Ford Motor Credit,
Sr. Unscd. Notes	2.38	1/16/18	500,000	507,943
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	1,250,000	1,342,980
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	971,000	1,210,108
General Electric Capital,
Gtd. Notes	1.25	5/15/17	1,225,000	1,234,097
General Electric Capital,
Gtd. Bonds	2.20	1/9/20	500,000	507,060
General Electric Capital,
Gtd. Notes	2.30	4/27/17	1,000,000	1,026,526
General Electric Capital,
Gtd. Notes	3.10	1/9/23	1,000,000	1,036,633
General Electric Capital,
Gtd. Notes	4.65	10/17/21	1,400,000	1,591,138
General Electric Capital,
Gtd. Notes	5.55	5/4/20	500,000	582,650
General Electric Capital,
Gtd. Bonds	5.63	9/15/17	1,000,000	1,103,853
General Electric Capital,
Gtd. Notes	5.63	5/1/18	1,335,000	1,501,265
General Electric Capital,
Gtd. Notes	5.88	1/14/38	1,000,000	1,301,693
General Electric Capital,
Gtd. Notes	6.75	3/15/32	2,000,000	2,755,188
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	1,000,000	1,012,350
Goldman Sachs Group,
Sr. Unscd. Notes	2.60	4/23/20	500,000	502,685
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	1,000,000	1,028,754
Goldman Sachs Group,
Sr. Unscd. Notes	5.38	3/15/20	1,000,000	1,132,871
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	1,000,000	1,109,566
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	594,463
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	761,946

28

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	210,019
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	2/1/41	1,000,000	1,266,770
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	1,500,000	1,890,148
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,187,564
HCP,
Sr. Unscd. Notes	4.20	3/1/24	750,000	778,955
HCP,
Sr. Unscd. Notes	4.25	11/15/23	400,000	417,872
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	750,000	760,440
Health Care REIT,
Sr. Unscd. Notes	4.95	1/15/21	600,000	667,186
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000	575,627
HSBC Holdings,
Sub. Notes	4.25	3/14/24	500,000	522,481
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,704,597
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,700,217
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	699,862
Industrial & Commercial Bank of
China, Sr. Unscd. Notes	2.35	11/13/17	500,000	504,909
Intercontinental Exchange,
Gtd. Notes	4.00	10/15/23	350,000	376,452
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/24	400,000	445,650
Invesco Finance,
Gtd. Notes	4.00	1/30/24	250,000	264,524
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	500,000	519,277
Jefferies Group,
Sr. Unscd. Notes	6.45	6/8/27	35,000	37,544
John Deere Capital,
Sr. Unscd. Notes	1.35	1/16/18	400,000	401,758

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000	1,988,342
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.13	1/23/25	1,500,000	1,481,868
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.15	7/5/16	1,500,000	1,538,839
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000	1,006,390
JPMorgan Chase & Co.,
Sub. Notes	3.88	9/10/24	1,000,000	1,012,038
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.85	2/1/44	1,150,000	1,279,007
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	500,000	557,304
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,733,133
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	845,907
JPMorgan Chase Bank,
Sub. Notes	6.00	10/1/17	150,000	165,838
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	133,120
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000	247,427
Kimco Realty,
Sr. Unscd. Notes	3.20	5/1/21	250,000	255,304
Lazard Group,
Sr. Unscd. Notes	4.25	11/14/20	250,000	266,224
Legg Mason,
Sr. Unscd. Notes	5.63	1/15/44	400,000	460,317
Leucadia National,
Sr. Unscd. Notes	6.63	10/23/43	400,000	391,684
Lexington Realty Trust,
Gtd. Notes	4.40	6/15/24	500,000	514,015
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	575,000	703,983
Lloyds Bank,
Gtd. Notes	1.75	3/16/18	500,000	502,385
Lloyds Bank,
Gtd. Notes	2.35	9/5/19	500,000	505,816

30

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Lloyds Bank,
Gtd. Notes	2.40	3/17/20	500,000		505,332
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000		244,916
Manufacturers & Traders Trust Co.,
Sr. Unscd. Notes	2.10	2/6/20	500,000		499,371
Marsh & McLennan Cos.,
Sr. Unscd. Notes	2.35	3/6/20	500,000		503,190
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000		334,635
MasterCard,
Sr. Unscd. Notes	2.00	4/1/19	500,000		508,727
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	2,640,000		3,012,955
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000		174,238
MetLife,
Sr. Unscd. Notes	1.90	12/15/17	1,000,000	[a]	1,007,395
MetLife,
Sr. Unscd. Notes	3.60	4/10/24	250,000		261,255
MetLife,
Sr. Unscd. Notes	4.05	3/1/45	750,000		744,738
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	700,000		928,948
Mid-America Apartments,
Sr. Unscd. Notes	4.30	10/15/23	400,000		424,072
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000		518,464
Morgan Stanley,
Sub. Notes	4.10	5/22/23	1,000,000		1,027,545
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000		1,173,538
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	1,000,000		1,133,941
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	875,000		932,778
Morgan Stanley,
Sr. Unscd. Notes	6.38	7/24/42	700,000		907,952
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	1,200,000		1,360,291

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000		409,249
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000		1,545,167
MUFG Americas Holdings,
Sr. Unscd. Notes	1.63	2/9/18	500,000		500,472
MUFG Union Bank,
Sr. Unscd. Notes	2.63	9/26/18	500,000		514,186
Nasdaq OMX Group,
Sr. Unscd. Notes	4.25	6/1/24	500,000		522,044
National City,
Sub. Notes	6.88	5/15/19	600,000		703,433
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	500,000		515,478
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000		1,221,156
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	700,000		835,671
Northern Trust,
Sub. Notes	3.95	10/30/25	846,000		900,135
Omega Healthcare Investors,
Gtd. Notes	4.50	1/15/25	300,000	[b]	305,208
PartnerRe Finance,
Gtd. Notes	5.50	6/1/20	159,000		180,431
PNC Bank,
Sr. Unscd. Notes	1.30	10/3/16	1,250,000		1,258,354
PNC Bank,
Sub. Notes	3.80	7/25/23	1,000,000		1,051,402
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000		275,450
ProAssurance,
Sr. Unscd. Notes	5.30	11/15/23	350,000		382,047
Progressive,
Sr. Unscd. Notes	4.35	4/25/44	500,000		535,612
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000		131,282
ProLogis,
Gtd. Notes	6.88	3/15/20	505,000		599,805

32

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Prudential Financial,
Sr. Unscd. Notes	4.60	5/15/44	1,250,000	1,274,070
Rabobank Nederland,
Gtd. Notes	3.38	1/19/17	2,250,000	2,340,394
Rabobank Nederland,
Gtd. Notes	3.95	11/9/22	1,000,000	1,027,439
Realty Income,
Sr. Unscd. Notes	2.00	1/31/18	200,000	202,023
Realty Income,
Sr. Unscd. Notes	3.88	7/15/24	500,000	515,420
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000	106,580
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000	218,012
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/23	350,000	382,304
Royal Bank of Canada,
Sr. Unscd. Notes	1.20	1/23/17	110,000	110,611
Royal Bank of Canada,
Sr. Unscd. Bonds	1.25	6/16/17	500,000	501,530
Royal Bank of Canada,
Sr. Unscd. Notes	1.40	10/13/17	1,000,000	1,003,637
Royal Bank of Canada,
Sr. Unscd. Bonds	2.15	3/6/20	750,000	754,643
Ryder System,
Sr. Unscd.
Notes	2.35	2/26/19	500,000	503,332
Santander Bank,
Sr. Unscd. Notes	2.00	1/12/18	500,000	501,319
Simon Property Group,
Sr. Unscd. Notes	2.20	2/1/19	500,000	508,133
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	1,000,000	1,379,223
State Street,
Sr. Unscd. Notes	3.70	11/20/23	250,000	265,406
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	222,781
Sumitomo Mitsui Banking,
Gtd. Bonds	1.35	7/11/17	500,000	499,965

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Sumitomo Mitsui Banking,
Gtd. Notes	1.50	1/18/18	390,000	389,393
Sumitomo Mitsui Banking,
Gtd. Bonds	3.00	1/18/23	290,000	290,380
Sumitomo Mitsui Banking,
Gtd. Bonds	3.40	7/11/24	500,000	512,665
SunTrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000	493,600
SunTrust Banks,
Sr. Unscd. Notes	2.35	11/1/18	500,000	508,405
Svenska Handelsbanken,
Gtd. Notes	2.25	6/17/19	1,000,000	1,011,104
Synchrony Financial,
Sr. Unscd. Notes	4.25	8/15/24	1,000,000	1,036,362
Tanger Properties,
Sr. Unscd. Notes	3.75	12/1/24	500,000	508,643
TD Ameritrade Holding,
Sr. Unscd. Notes	2.95	4/1/22	500,000	505,933
Toronto-Dominion Bank,
Sr. Unscd. Notes	1.63	3/13/18	1,000,000	1,007,708
Toronto-Dominion Bank,
Sr. Unscd. Bonds	2.63	9/10/18	750,000	774,422
Toyota Motor Credit,
Sr. Unscd. Notes	1.13	5/16/17	500,000	501,273
Toyota Motor Credit,
Sr. Unscd. Notes	1.45	1/12/18	500,000	503,441
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	1,000,000	1,004,428
Travelers Cos.,
Sr. Unscd. Notes	3.90	11/1/20	1,000,000	1,086,490
Travelers Cos.,
Sr. Unscd. Notes	5.90	6/2/19	1,000,000	1,157,709
U.S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	1,400,000	1,436,984
U.S. Bank,
Sr. Unscd. Notes	1.10	1/30/17	1,000,000	1,003,715
UBS AG/Stamford,
Sr. Unscd. Notes	1.38	8/14/17	500,000	499,908
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	293,000	330,273

34

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
UBS AG/Stamford,
Sr. Unscd. Notes	5.75	4/25/18	320,000	358,260
UBS AG/Stamford,
Sub. Notes	5.88	7/15/16	75,000	79,151
UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	442,000	489,976
Unilever Capital,
Gtd. Notes	2.20	3/6/19	500,000	509,438
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000	342,641
Ventas Realty,
Gtd. Notes	2.70	4/1/20	1,000,000	1,011,926
Voya Financial,
Gtd. Notes	5.50	7/15/22	750,000	863,632
Wachovia,
Sr. Unscd. Notes	5.75	6/15/17	1,850,000	2,028,677
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000	1,227,203
Weingarten Realty Investors,
Sr. Unscd. Notes	3.38	10/15/22	250,000	248,599
Wells Fargo & Co.,
Sr. Unscd. Notes	1.15	6/2/17	950,000	951,106
Wells Fargo & Co.,
Sr. Unscd. Notes	1.50	1/16/18	500,000	502,126
Wells Fargo & Co.,
Sr. Unscd. Notes	2.15	1/15/19	1,250,000	1,266,109
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000	510,051
Wells Fargo & Co.,
Sub. Notes	4.10	6/3/26	500,000	518,913
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	1,000,000	1,023,421
Wells Fargo & Co.,
Sub. Notes	5.38	11/2/43	500,000	567,612
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	840,000	929,995
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000	537,539
Westpac Banking,
Sr. Unscd. Notes	4.88	11/19/19	700,000	786,330

The Fund 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financial (continued)
Weyerhaeuser,
Sr. Unscd. Notes	7.38	3/15/32	500,000	659,684
XLIT,
Gtd. Notes	6.38	11/15/24	1,400,000	1,714,682
				205,795,631
Foreign/Governmental—4.9%
African Development Bank,
Sr. Unscd. Notes	0.75	10/18/16	330,000	330,961
African Development Bank,
Sr. Unscd. Notes	1.38	2/12/20	500,000	496,324
African Development Bank,
Sr. Unscd. Notes	2.38	9/23/21	1,000,000	1,033,833
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000	1,790,987
Asian Development Bank,
Sr. Unscd. Notes	2.00	1/22/25	1,000,000	990,854
Asian Development Bank,
Sr. Unscd. Bonds	2.13	3/19/25	500,000	500,020
Brazilian Government,
Sr. Unscd. Notes	4.25	1/7/25	1,000,000	987,355
Brazilian Government,
Sr. Unscd. Bonds	4.88	1/22/21	500,000	536,750
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	650,000	672,750
Brazilian Government,
Sr. Unscd. Notes	5.88	1/15/19	1,000,000	1,117,500
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	770,000	830,445
Brazilian Government,
Sr. Unscd. Bonds	8.88	4/15/24	250,000	338,750
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	500,000	763,750
Canadian Government,
Sr. Unscd. Bonds	1.63	2/27/19	1,000,000	1,014,872
Chilean Government,
Sr. Unscd. Notes	3.13	3/27/25	1,000,000	1,045,000
Colombian Government,
Sr. Unscd. Bonds	4.00	2/26/24	1,000,000	1,030,000
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	500,000	588,750

36

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental (continued)
Colombian Government,
Sr. Unscd. Notes	7.38	3/18/19	1,500,000	1,779,750
Colombian Government,
Sr. Unscd. Bonds	8.13	5/21/24	500,000	665,625
Corporacion Andina de Fomento,
Sr. Unscd. Notes	8.13	6/4/19	1,000,000	1,237,989
Council of Europe,
Sr. Unscd. Notes	1.50	6/19/17	1,000,000	1,014,317
Council of Europe,
Sr. Unscd. Notes	1.75	11/14/19	500,000	505,948
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/43	1,000,000	1,126,690
European Bank for Reconstruction
and Development, Sr. Unscd.
Notes	1.00	2/16/17	2,000,000	2,015,238
European Bank for Reconstruction
and Development, Sr. Unscd.
Notes	1.75	6/14/19	500,000	506,672
European Investment Bank,
Sr. Unscd. Bonds	1.00	8/17/17	2,000,000	2,009,032
European Investment Bank,
Sr. Unscd. Notes	1.00	12/15/17	1,000,000	1,001,379
European Investment Bank,
Sr. Unscd. Notes	1.25	5/15/18	750,000	754,453
European Investment Bank,
Sr. Unscd. Notes	1.75	3/15/17	1,250,000	1,275,026
European Investment Bank,
Sr. Unscd. Notes	1.75	6/17/19	1,500,000	1,524,544
European Investment Bank,
Sr. Unscd. Notes	1.88	3/15/19	1,000,000	1,022,529
European Investment Bank,
Sr. Unscd. Notes	2.88	9/15/20	2,000,000	2,130,278
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000	4,029,522
Export Development Canada,
Sr. Unscd. Notes	0.63	12/15/16	500,000	500,133
Export Development Canada,
Gtd. Bonds	1.75	8/19/19	400,000	405,398
Export-Import Bank of Korea,
Sr. Unscd. Bonds	2.88	9/17/18	1,000,000	1,038,046

The Fund 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental (continued)
Export-Import Bank of Korea,
Sr. Unscd. Bonds	4.00	1/14/24	1,500,000	1,645,711
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000	34,143
FMS Wertmanagement,
Gtd. Notes	1.13	10/14/16	1,000,000	1,007,980
FMS Wertmanagement,
Gtd. Notes	1.75	3/17/20	750,000	756,798
Inter-American Development Bank,
Notes	0.88	11/15/16	1,000,000	1,003,597
Inter-American Development Bank,
Sr. Unscd. Notes	1.75	10/15/19	1,000,000	1,015,063
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	2,000,000	2,205,996
Inter-American Development Bank,
Unscd. Notes	4.25	9/10/18	540,000	593,947
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	1/24/44	500,000	618,245
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000	159,272
International Bank for
Reconstruction and
Development, Unscd. Notes	0.50	5/16/16	500,000	500,576
International Bank for
Reconstruction and
Development, Unscd. Bonds	0.63	5/2/17	1,500,000	1,497,240
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.13	7/18/17	500,000	504,825
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.38	4/10/18	500,000	509,536
International Bank for
Reconstruction and
Development, Sr. Unscd. Bonds	1.88	3/15/19	500,000	511,452
International Bank for
Reconstruction and
Development, Sr. Unscd. Bonds	7.63	1/19/23	700,000	978,346
International Finance,
Sr. Unscd. Notes	0.63	11/15/16	500,000	499,811

38

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental (continued)
International Finance,
Sr. Unscd. Notes	2.13	11/17/17	2,100,000	2,154,596
Italian Government,
Sr. Unscd. Notes	5.25	9/20/16	155,000	163,821
Italian Government,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000	1,571,891
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	610,000	784,458
Japan Bank for International
Cooperation, Gov’t Gtd.
Notes	2.50	5/18/16	2,800,000	2,856,504
KFW,
Gov’t Gtd. Notes	0.50	7/15/16	1,000,000	1,000,376
KFW,
Gov’t Gtd. Notes	0.75	3/17/17	1,500,000	1,502,265
KFW,
Gov’t Gtd. Notes	1.00	1/26/18	500,000	500,533
KFW,
Gov’t Gtd. Notes	1.75	10/15/19	1,000,000	1,013,125
KFW,
Gov’t Gtd. Notes	2.00	5/2/25	1,100,000	1,086,400
KFW,
Gov’t Gtd. Bonds	2.50	11/20/24	500,000	516,184
KFW,
Gov’t Gtd. Bonds	4.00	1/27/20	2,500,000	2,787,537
KFW,
Gov’t Gtd. Bonds	4.50	7/16/18	3,600,000	3,981,841
KFW,
Gov’t Gtd. Notes	4.88	1/17/17	1,240,000	1,328,902
KFW,
Gov’t Gtd. Notes	4.88	6/17/19	1,000,000	1,141,521
Korea Development Bank,
Sr. Unscd. Notes	3.88	5/4/17	1,250,000	1,309,512
Korea Finance,
Sr. Unscd. Notes	2.88	8/22/18	500,000	518,380
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	1.88	9/17/18	1,000,000	1,023,421
Landwirtschaftliche Rentenbank,
Govt. Gtd. Bonds	5.13	2/1/17	950,000	1,023,161

The Fund 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Mexican Government,
Sr. Unscd. Notes	3.63	3/15/22	500,000		517,500
Mexican Government,
Sr. Unscd. Notes	4.00	10/2/23	750,000		789,188
Mexican Government,
Sr. Unscd. Notes	4.60	1/23/46	1,000,000		1,001,250
Mexican Government,
Sr. Unscd. Notes	5.55	1/21/45	850,000		973,250
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	1,950,000		2,230,800
Mexican Government,
Sr. Unscd. Notes	6.75	9/27/34	1,340,000		1,782,200
Nordic Investment Bank,
Sr. Unscd. Notes	1.13	3/19/18	750,000		752,973
OeKB,
Govt. Gtd. Notes	1.63	3/12/19	500,000		505,990
Panamanian Government,
Sr. Unscd. Bonds	3.75	3/16/25	500,000		508,750
Panamanian Government,
Sr. Unscd. Bonds	5.20	1/30/20	200,000		224,500
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000		908,250
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	870,000		1,156,013
Peruvian Government,
Sr. Unscd. Bonds	7.35	7/21/25	1,000,000		1,357,500
Petroleos Mexicanos,
Gtd. Notes	4.88	1/18/24	1,000,000		1,057,300
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	500,000		495,750
Petroleos Mexicanos,
Gtd. Notes	5.50	6/27/44	1,000,000	[b]	991,500
Petroleos Mexicanos,
Gtd. Notes	5.63	1/23/46	750,000	[b]	753,450
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/20	500,000		569,500
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	1,000,000		1,132,000
Philippine Government,
Sr. Unscd. Bonds	5.00	1/13/37	500,000		611,250

40

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental (continued)
Philippine Government,
Sr. Unscd. Bonds	6.50	1/20/20	400,000	480,500
Philippine Government,
Sr. Unscd. Bonds	9.38	1/18/17	400,000	457,000
Philippine Government,
Sr. Unscd. Bonds	9.50	2/2/30	800,000	1,346,000
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000	1,306,000
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	1,400,000	1,600,550
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000	1,705,925
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000	1,247,141
Province of Manitoba Canada,
Unscd. Debs., Ser. CB	8.80	1/15/20	10,000	12,913
Province of Manitoba Canada,
Unscd. Debs	8.88	9/15/21	450,000	616,057
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000	2,533,816
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000	1,066,172
Province of Quebec Canada,
Unscd. Notes	5.13	11/14/16	725,000	773,829
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000	272,158
Province of Quebec Canada,
Sr. Unscd. Notes,
Ser. PD	7.50	9/15/29	550,000	827,402
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000	1,205,500
South African Government,
Sr. Unscd. Notes	4.67	1/17/24	1,000,000	1,053,540
South African Government,
Sr. Unscd. Notes	6.88	5/27/19	1,100,000	1,267,200
Swedish Export Credit,
Sr. Unscd. Notes	0.63	5/31/16	600,000	600,718
Swedish Export Credit,
Sr. Unscd. Notes	1.88	6/17/19	400,000	407,081

The Fund 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental (continued)
Turkish Government,
Sr. Unscd. Notes	3.25	3/23/23	800,000	755,680
Turkish Government,
Sr. Unscd. Bonds	4.25	4/14/26	1,450,000	1,411,271
Turkish Government,
Sr. Unscd. Notes	4.88	4/16/43	1,000,000	968,750
Turkish Government,
Unscd. Notes	6.63	2/17/45	900,000	1,092,375
Turkish Government,
Sr. Unscd. Notes	7.00	9/26/16	200,000	215,500
Turkish Government,
Sr. Unscd. Notes	7.00	3/11/19	500,000	567,025
Turkish Government,
Sr. Unscd. Notes	8.00	2/14/34	600,000	810,120
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	750,000	808,125
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000	420,000
				123,065,698
Health Care—2.3%
AbbVie,
Gtd. Notes	2.90	11/6/22	1,500,000	1,485,425
AbbVie,
Sr. Unscd. Notes	4.40	11/6/42	1,000,000	988,873
Actavis Funding,
Gtd. Notes	3.00	3/12/20	795,000	810,526
Actavis Funding,
Gtd. Notes	3.45	3/15/22	750,000	763,188
Actavis Funding,
Gtd. Notes	4.75	3/15/45	750,000	761,213
Actavis Funding Services,
Gtd. Notes	1.85	3/1/17	750,000	755,602
Actavis Funding Services,
Gtd. Notes	4.85	6/15/44	500,000	510,860
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	1,000,000	1,081,264
Aetna,
Sr. Unscd. Notes	4.75	3/15/44	500,000	566,395
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000	399,863

42

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Health Care (continued)
AmerisourceBergen,
Sr. Unscd. Notes	1.15	5/15/17	650,000	649,571
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	2,000,000	2,161,828
Amgen,
Sr. Unscd. Notes	5.15	11/15/41	600,000	651,139
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000	437,191
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	750,000	762,782
Anthem,
Sr. Unscd. Notes	3.13	5/15/22	1,700,000	1,718,656
Anthem,
Sr. Unscd. Notes	5.88	6/15/17	65,000	71,010
AstraZeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000	699,074
Baxter International,
Sr. Unscd. Notes	3.20	6/15/23	400,000	400,251
Baxter International,
Sr. Unscd. Notes	6.25	12/1/37	200,000	258,521
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,000,000	1,025,952
Becton Dickinson,
Sr. Unscd. Notes	3.88	5/15/24	650,000	677,246
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	950,000	1,092,393
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000	545,731
Cardinal Health,
Sr. Unscd. Notes	1.70	3/15/18	600,000	604,123
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/23	500,000	504,467
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000	312,738
Celgene,
Sr. Unscd. Notes	2.25	5/15/19	500,000	505,439
Celgene,
Sr. Unscd. Notes	4.00	8/15/23	750,000	803,118
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,900,000	2,125,104

The Fund 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care (continued)
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000		658,121
Dignity Health,
Unscd. Bonds	2.64	11/1/19	1,000,000		1,014,393
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000		923,227
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000		269,576
Gilead Sciences,
Sr. Unscd. Notes	3.05	12/1/16	1,500,000		1,550,157
Gilead Sciences,
Sr. Unscd. Notes	4.50	4/1/21	1,000,000		1,127,432
Gilead Sciences,
Sr. Unscd. Notes	4.80	4/1/44	500,000		550,739
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000		834,588
Johnson & Johnson,
Sr. Unscd. Debs.	4.95	5/15/33	170,000		204,381
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000		632,462
Keysight Technologies,
Gtd. Notes	3.30	10/30/19	1,000,000	[b]	1,009,512
McKesson,
Sr. Unscd. Notes	4.75	3/1/21	500,000		557,212
McKesson,
Sr. Unscd. Notes	4.88	3/15/44	500,000		556,653
Medco Health Solutions,
Gtd. Notes	7.13	3/15/18	1,500,000		1,721,331
Medtronic,
Gtd. Notes	3.50	3/15/25	550,000	[b]	569,462
Medtronic,
Sr. Unscd. Notes	4.63	3/15/44	1,000,000		1,081,211
Medtronic,
Gtd. Notes	4.63	3/15/45	1,000,000	[b]	1,079,815
Memorial Sloan-Kettering,
Sr. Unscd. Notes	4.20	7/1/55	500,000		488,068
Merck & Co.,
Sr. Unscd. Notes	0.70	5/18/16	1,000,000		1,002,325
Merck & Co.,
Sr. Unscd. Notes	1.30	5/18/18	914,000		916,206

44

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care (continued)
Merck & Co.,
Sr. Unscd. Notes	2.75	2/10/25	500,000		495,927
Merck & Co.,
Sr. Unscd. Notes	3.70	2/10/45	350,000		339,180
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000	[a]	916,882
Merck Sharp & Dohme,
Gtd. Debs.	6.40	3/1/28	150,000		202,782
Mylan,
Gtd. Notes	1.35	11/29/16	300,000		299,291
Mylan,
Gtd. Notes	5.40	11/29/43	300,000		340,403
Novartis Capital,
Gtd. Notes	4.40	5/6/44	940,000		1,048,232
Perrigo,
Gtd. Notes	1.30	11/8/16	1,000,000		998,616
Perrigo,
Sr. Unscd. Notes	2.30	11/8/18	1,000,000		1,007,786
Pfizer,
Sr. Unscd. Notes	2.10	5/15/19	1,000,000		1,016,184
Pfizer,
Sr. Unscd. Notes	4.40	5/15/44	500,000		528,767
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	1,650,000		1,921,080
Quest Diagnostics,
Sr. Unscd. Notes	3.50	3/30/25	500,000		496,629
Quest Diagnostics,
Sr. Unscd. Notes	4.25	4/1/24	300,000		317,348
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	1,400,000		1,535,031
St. Jude Medical,
Sr. Unscd. Notes	3.25	4/15/23	500,000		510,235
Stryker,
Sr. Unscd. Bonds	4.38	5/15/44	500,000		508,963
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	5,000		6,131
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	500,000		501,542
Thermo Fisher Scientific,
Sr. Unscd. Notes	1.30	2/1/17	500,000		500,594

The Fund 45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Health Care (continued)
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/44	500,000	582,568
UnitedHealth Group,
Sr. Unscd. Notes	2.88	12/15/21	350,000	357,996
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000	1,133,765
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000	250,604
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000	265,451
Zimmer Holdings,
Sr. Unscd. Notes	2.00	4/1/18	500,000	504,674
Zimmer Holdings,
Sr. Unscd. Notes	3.55	4/1/25	500,000	501,585
Zimmer Holdings,
Sr. Unscd. Notes	4.25	8/15/35	500,000	502,282
Zoetis,
Sr. Unscd. Notes	1.88	2/1/18	500,000	500,610
				58,967,552
Industrial—1.5%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	963,465
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000	2,320,216
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	4.55	9/1/44	750,000	791,564
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000	852,480
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000	132,567
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000	146,412
Canadian National Railway,
Sr. Unscd. Notes	6.71	7/15/36	950,000	1,333,541
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000	138,241
Canadian Pacific Railway,
Sr. Unscd. Notes	4.50	1/15/22	1,000,000	1,098,544
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	2,300,000	2,307,105

46

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Industrial (continued)
Caterpillar,
Sr. Unscd. Notes	4.30	5/15/44	500,000	529,278
Caterpillar,
Sr. Unscd. Notes	6.05	8/15/36	237,000	299,988
CSX,
Sr. Unscd. Notes	3.70	11/1/23	500,000	532,126
CSX,
Sr. Unscd. Notes	4.50	8/1/54	500,000	522,080
CSX,
Sr. Unscd. Notes	4.75	5/30/42	250,000	275,899
Eaton,
Gtd. Notes	1.50	11/2/17	500,000	503,265
Eaton,
Gtd. Notes	4.15	11/2/42	400,000	407,551
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/23	260,000	258,981
FedEx,
Gtd. Notes	2.30	2/1/20	500,000	502,953
FedEx,
Gtd. Notes	4.00	1/15/24	750,000	801,612
FedEx,
Gtd. Notes	4.50	2/1/65	500,000	480,258
General Electric,
Sr. Unscd. Notes	4.50	3/11/44	500,000	550,213
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000	1,102,194
Honeywell International,
Sr. Unscd. Notes	5.30	3/15/17	1,000,000	1,082,831
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	1,000,000	999,005
Ingersoll-Rand Global Holding,
Gtd. Notes	2.88	1/15/19	225,000	230,859
John Deere Capital,
Sr. Unscd. Notes	1.13	6/12/17	115,000	115,530
John Deere Capital,
Sr. Unscd. Notes	1.55	12/15/17	750,000	758,114
Koninklijke Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	500,000	556,258
L-3 Communications,
Gtd. Notes	1.50	5/28/17	750,000	743,157

The Fund 47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrial (continued)
L-3 Communications,
Gtd. Notes	3.95	11/15/16	1,000,000		1,036,047
Lockheed Martin,
Sr. Unscd. Notes	3.60	3/1/35	500,000		491,910
Lockheed Martin,
Sr. Unscd. Notes	4.07	12/15/42	1,000,000		1,019,064
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000		587,808
Norfolk Southern,
Sr. Unscd. Notes	3.85	1/15/24	300,000		318,646
Norfolk Southern,
Sr. Unscd. Bonds, Ser. WI	4.84	10/1/41	1,200,000		1,340,614
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	2,000		2,388
Northrop Grumman Systems,
Gtd. Debs.	7.75	2/15/31	500,000		694,662
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000		204,571
Republic Services,
Gtd. Notes	3.80	5/15/18	1,000,000		1,061,145
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000		963,938
Rockwell Automation,
Sr. Unscd. Notes	2.05	3/1/20	500,000		503,205
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000		404,978
Union Pacific,
Sr. Unscd. Notes	4.75	12/15/43	140,000		160,318
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/44	325,000		377,438
United Airlines 2013-1 PTT,
Pass Thru Certs., Ser.A	4.30	8/15/25	976,901		1,052,611
United Airlines 2014-2 PTT,
Pass Thru Certs., Ser.A	3.75	9/3/26	300,000		313,500
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,698,376
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		566,974
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	[a]	14,693

48

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	2,100,000	2,174,857
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000	814,342
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	67,591
United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000	67,196
Waste Management,
Sr. Unscd. Notes	3.50	5/15/24	500,000	517,189
				37,790,348
Information Technology—1.0%
Apple,
Sr. Unscd. Notes	0.45	5/3/16	500,000	500,375
Apple,
Sr. Unscd. Notes	1.00	5/3/18	500,000	497,597
Apple,
Sr. Unscd. Notes	1.05	5/5/17	500,000	503,041
Apple,
Sr. Unscd. Notes	2.40	5/3/23	500,000	487,487
Apple,
Sr. Unscd. Notes	2.85	5/6/21	800,000	828,742
Apple,
Sr. Unscd. Notes	3.45	5/6/24	500,000	525,263
Apple,
Sr. Unscd. Notes	4.45	5/6/44	500,000	530,787
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	500,000	513,436
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/23	500,000	520,139
Baidu,
Sr. Unscd. Notes	2.75	6/9/19	750,000	759,310
eBay,
Sr. Unscd. Notes	4.00	7/15/42	700,000	611,976
EMC,
Sr. Unscd. Notes	1.88	6/1/18	1,000,000	1,010,951
FISERV,
Gtd. Notes	3.13	6/15/16	200,000	204,811
Google,
Sr. Unscd.
Notes	3.63	5/19/21	300,000	326,375

The Fund 49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Information Technology (continued)
Hewlett-Packard,
Sr. Unscd. Notes	3.00	9/15/16	1,000,000	1,026,510
Hewlett-Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000	620,694
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	750,000	829,100
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000	2,223,829
International Business Machines,
Sr. Unscd. Notes	1.25	2/6/17	1,000,000	1,009,772
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000	730,265
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000	664,693
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	425,000	566,072
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000	384,878
Lender Processing Services,
Gtd. Notes	5.75	4/15/23	500,000	533,750
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	1,000,000	949,878
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	1,000,000	1,105,318
Microsoft,
Sr. Unscd. Debs.	5.20	6/1/39	688,000	815,336
Moody’s,
Sr. Unscd. Notes	2.75	7/15/19	1,000,000	1,022,779
Oracle,
Sr. Unscd. Notes	2.80	7/8/21	600,000	615,629
Oracle,
Sr. Unscd. Notes	3.40	7/8/24	1,250,000	1,293,766
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000	1,348,720
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000	168,901
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000	658,040
Seagate HDD,
Gtd. Bonds	4.75	6/1/23	800,000	840,692

50

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology (continued)
Texas Instruments,
Sr. Unscd. Notes	2.75	3/12/21	400,000		410,922
Xilinx,
Sr. Unscd. Notes	3.00	3/15/21	500,000		515,261
					26,155,095
Materials—1.2%
Agrium,
Sr. Unscd. Debs.	5.25	1/15/45	500,000		551,363
Airgas,
Sr. Unscd. Notes	2.38	2/15/20	500,000		501,264
Avery Dennison,
Sr. Unscd. Notes	3.35	4/15/23	1,000,000		1,005,698
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	1,300,000		1,297,336
BHP Billiton Finance USA,
Gtd. Notes	4.13	2/24/42	500,000		489,585
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000		2,000,162
CF Industries,
Gtd. Notes	3.45	6/1/23	500,000		502,767
CF Industries,
Gtd. Notes	4.95	6/1/43	500,000		517,318
Cytec Industries,
Sr. Unscd. Notes	3.95	5/1/25	100,000		101,860
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	1,250,000		1,368,180
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000		2,112,585
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	500,000		500,653
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000		302,175
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	560,000		638,701
Eastman Chemical,
Sr. Unscd. Notes	3.80	3/15/25	500,000		516,659
Freeport-McMoRan,
Gtd. Notes	3.10	3/15/20	1,500,000	[c]	1,484,086
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	600,000		526,585

The Fund 51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials (continued)
Glencore Canada,
Gtd. Notes	5.50	6/15/17	165,000		176,546
Goldcorp,
Sr. Unscd. Notes	3.63	6/9/21	500,000		507,796
International Paper,
Sr. Unscd. Notes	4.80	6/15/44	600,000		605,042
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,200,000		1,272,152
Methanex,
Sr. Unscd. Notes	3.25	12/15/19	465,000		474,435
Methanex,
Sr. Unscd. Notes	4.25	12/1/24	500,000		510,789
Monsanto,
Sr. Unscd. Notes	2.13	7/15/19	1,000,000		1,009,516
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	300,000		319,925
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000		1,004,207
Owens Corning,
Gtd. Notes	7.00	12/1/36	235,000	[a]	281,687
Potash Corp of Saskatchewan,
Sr. Unscd. Notes	3.63	3/15/24	500,000		523,914
Praxair,
Sr. Unscd. Notes	2.45	2/15/22	1,000,000		996,210
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000		454,255
Rio Tinto Finance USA,
Gtd. Notes	3.50	11/2/20	600,000		631,944
Rio Tinto Finance USA,
Gtd. Notes	5.20	11/2/40	1,000,000		1,087,820
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	20,000		22,963
Rockwood Specialties Group,
Gtd. Notes	4.63	10/15/20	500,000		522,500
Sigma-Aldrich,
Sr. Unscd. Notes	3.38	11/1/20	500,000		524,072
Southern Copper,
Sr. Unscd. Notes	5.25	11/8/42	1,000,000		924,320
Teck Resources,
Gtd. Notes	3.15	1/15/17	1,095,000		1,108,477

52

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Materials (continued)
Teck Resources,
Gtd. Notes	4.75	1/15/22	500,000	492,625
Vale Canada,
Sr. Unscd.
Bonds	7.20	9/15/32	100,000	100,820
Vale Overseas,
Gtd. Notes	4.38	1/11/22	1,200,000	1,164,792
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000	543,452
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	913,050
				30,590,286
Municipal Bonds—.8%
American Municipal Power, Inc.,
Combined Hydroelectic Projects
Revenue (Build America
Bonds)	8.08	2/15/50	100,000	157,594
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Build America
Bonds)	6.26	4/1/49	1,000,000	1,399,010
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America
Bonds)	6.79	4/1/30	695,000	893,999
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000	1,474,770
California,
GO (Various Purpose)	7.55	4/1/39	1,600,000	2,460,928
Florida Hurricane Catastrophe Fund
Finance Corporation,
Revenue	2.11	7/1/18	500,000	509,225
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	2,130,000	2,114,238
Los Angeles Unified School
District, GO (Build America
Bonds)	5.75	7/1/34	1,600,000	1,994,752
Metropolitan Transportation
Authority, Dedicated Tax Funds
Bonds	7.34	11/15/39	650,000	975,137

The Fund 53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Municipal Bonds (continued)
Municipal Electric Authority of
Georgia, GO (Plant Vogtle
Units 3 and 4 Project J Bonds)
(Build America Bonds)	6.64	4/1/57	1,000,000	1,294,910
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.41	1/1/40	780,000	1,163,378
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	5.95	6/15/42	545,000	724,043
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Build America Bonds)	5.29	3/15/33	1,000,000	1,171,220
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	680,000	847,722
Public Utilities Commission of the
City and County of San
Francisco, San Francisco Water
Revenue (Build America Bonds)	6.00	11/1/40	550,000	702,796
University of California Regents,
General Revenue	1.80	7/1/19	480,000	483,000
University of California Regents,
General Revenue	4.77	5/15/44	500,000	528,155
				18,894,877
Telecommunications—1.7%
America Movil SAB de CV,
Gtd. Notes	2.38	9/8/16	1,000,000	1,017,180
America Movil SAB de CV,
Gtd. Notes	6.13	3/30/40	1,200,000	1,481,160
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000	124,076
American Tower,
Sr. Unscd. Notes	4.50	1/15/18	500,000	535,357
AT&T,
Sr. Unscd. Notes	1.70	6/1/17	1,500,000	1,508,756
AT&T,
Sr. Unscd. Notes	2.30	3/11/19	1,000,000	1,008,358

54

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications (continued)
AT&T,
Sr. Unscd. Notes	2.45	6/30/20	500,000		500,041
AT&T,
Sr. Unscd. Notes	3.00	2/15/22	495,000		495,755
AT&T,
Sr. Unscd. Notes	3.00	6/30/22	500,000		497,542
AT&T,
Sr. Unscd. Notes	3.40	5/15/25	1,000,000		991,523
AT&T,
Sr. Unscd. Notes	4.35	6/15/45	600,000		556,695
AT&T,
Sr. Unscd. Notes	4.50	5/15/35	1,000,000		982,401
AT&T,
Sr. Unscd. Notes	4.75	5/15/46	1,000,000		981,552
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	1,500,000		1,582,450
AT&T,
Sr. Unscd. Bonds	5.50	2/1/18	950,000		1,047,022
AT&T,
Gtd. Notes	8.00	11/15/31	470,000	[a]	688,042
British Telecommunications,
Sr. Unscd. Notes	1.25	2/14/17	250,000		250,336
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		647,178
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000	[a]	283,970
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	2,000,000		2,232,002
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	400,000		474,558
Corning,
Sr. Unscd. Notes	3.70	11/15/23	400,000		422,175
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	[a]	1,346,708
GTE,
Gtd. Notes	6.94	4/15/28	100,000		126,902
Harris,
Sr. Unscd. Notes	3.83	4/28/25	500,000		503,293
Harris,
Sr. Unscd. Notes	5.05	4/27/45	1,000,000		1,005,851

The Fund 55

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications (continued)
Juniper Networks,
Sr. Unscd. Notes	4.35	6/15/25	200,000		204,669
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		357,473
Motorola Solutions,
Sr. Unscd. Notes	3.50	9/1/21	1,000,000		1,013,142
Orange,
Sr. Unscd. Notes	9.00	3/1/31	945,000	[a]	1,430,172
Pacific-Bell Telephone,
Gtd. Debs.	7.13	3/15/26	310,000		390,551
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000		334,330
Rogers Communications,
Gtd. Notes	7.50	8/15/38	125,000		176,096
Telefonica Emisiones,
Gtd. Notes	3.19	4/27/18	1,000,000		1,040,366
Verizon Communications,
Sr. Unscd. Notes	1.35	6/9/17	500,000		499,967
Verizon Communications,
Sr. Unscd. Notes	2.00	11/1/16	600,000		608,907
Verizon Communications,
Sr. Unscd. Notes	2.63	2/21/20	2,395,000		2,424,909
Verizon Communications,
Sr. Unscd. Notes	3.45	3/15/21	750,000		782,454
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	900,000		938,356
Verizon Communications,
Sr. Unscd. Notes	3.85	11/1/42	1,000,000		897,226
Verizon Communications,
Sr. Unscd. Notes	4.86	8/21/46	1,000,000		1,012,245
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	1,650,000		1,865,485
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000		652,614
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	2,700,000		3,390,466
Verizon Communications,
Sr. Unscd. Notes	7.75	12/1/30	690,000		956,143
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000		597,993

56

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications (continued)
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	250,000		301,977
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		170,811
Vodefone Group,
Sr. Unscd. Notes	1.50	2/19/18	500,000		500,559
					41,837,794
U.S. Government Agencies—3.4%
Federal Farm Credit Bank,
Bonds	0.54	11/7/16	500,000		499,508
Federal Farm Credit Bank,
Bonds	5.13	8/25/16	1,200,000		1,273,246
Federal Home Loan Bank,
Bonds	0.38	6/24/16	1,500,000		1,500,295
Federal Home Loan Bank,
Bonds	0.63	11/23/16	1,700,000		1,702,217
Federal Home Loan Bank,
Bonds	1.00	6/21/17	1,400,000		1,407,815
Federal Home Loan Bank,
Bonds	1.50	2/28/17	1,500,000		1,505,147
Federal Home Loan Bank,
Bonds	1.75	12/14/18	1,000,000		1,021,214
Federal Home Loan Bank,
Bonds	4.13	3/13/20	1,000,000		1,122,666
Federal Home Loan Bank,
Bonds	4.75	12/16/16	1,000,000		1,067,460
Federal Home Loan Bank,
Bonds, Ser. 1	4.88	5/17/17	2,000,000		2,169,760
Federal Home Loan Bank,
Bonds	5.00	11/17/17	2,600,000		2,869,292
Federal Home Loan Bank,
Bonds, Ser. 656	5.38	5/18/16	320,000		336,860
Federal Home Loan Bank,
Bonds	5.50	7/15/36	480,000		655,153
Federal Home Loan Bank,
Bonds	5.63	6/11/21	1,200,000		1,465,224
Federal Home Loan Mortgage Corp	4.50	10/1/40	4,431,472	[d]	4,834,885
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	[d]	1,439,025

The Fund 57

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	[d]	596,719
Federal Home Loan Mortgage Corp.,
Notes, Ser.1	0.75	1/12/18	2,400,000	[d]	2,399,532
Federal Home Loan Mortgage Corp.,
Notes	0.88	2/22/17	4,500,000	[d]	4,523,665
Federal Home Loan Mortgage Corp.,
Notes	0.88	3/7/18	1,000,000	[d]	998,295
Federal Home Loan Mortgage Corp.,
Notes	1.00	9/29/17	1,000,000	[d]	1,007,111
Federal Home Loan Mortgage Corp.,
Notes	1.02	4/30/18	1,050,000	[d]	1,044,166
Federal Home Loan Mortgage Corp.,
Unscd. Notes	1.03	11/28/17	500,000	[d]	499,799
Federal Home Loan Mortgage Corp.,
Notes	1.20	6/12/18	785,000	[d]	783,574
Federal Home Loan Mortgage Corp.,
Unscd. Notes	1.25	12/5/17	2,200,000	[d]	2,197,061
Federal Home Loan Mortgage Corp.,
Notes	1.25	10/2/19	2,500,000	[d]	2,474,802
Federal Home Loan Mortgage Corp.,
Notes	2.00	8/25/16	2,000,000	[d]	2,040,338
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	[d]	2,658,370
Federal Home Loan Mortgage Corp.,
Notes	3.06	6/14/28	135,000	[d]	134,285
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	[d]	1,747,982
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	[d]	1,398,132
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	[d]	889,066
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	[d]	800,998
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	[d]	719,252
Federal National Mortgage
Association	0.88	10/26/17	1,600,000	[d]	1,603,533
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000	[d]	1,899,040

58

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies (continued)
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	[d,e]	2,364,444
Federal National Mortgage
Association, Sub. Debs	0.00	10/9/19	2,000,000	[d,e]	1,837,706
Federal National Mortgage
Association, Notes	0.50	10/22/15	500,000	[d]	500,837
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,300,000	[d]	2,298,712
Federal National Mortgage
Association, Notes	0.88	12/27/17	700,000	[d]	699,498
Federal National Mortgage
Association, Notes	0.88	2/8/18	1,500,000	[d]	1,495,509
Federal National Mortgage
Association, Notes	1.00	12/28/17	750,000	[d]	748,051
Federal National Mortgage
Association, Notes	1.00	2/15/18	700,000	[d]	697,629
Federal National Mortgage
Association, Notes, Ser. 1	1.00	4/30/18	1,000,000	[d]	993,741
Federal National Mortgage
Association, Notes	1.07	7/28/17	925,000	[d]	929,373
Federal National Mortgage
Association, Notes	1.13	3/28/18	415,000	[d]	414,810
Federal National Mortgage
Association, Notes	1.25	1/30/17	2,000,000	[d]	2,021,412
Federal National Mortgage
Association, Notes	1.75	11/26/19	1,500,000	[d]	1,516,609
Federal National Mortgage
Association, Notes	1.88	9/18/18	2,000,000	[d]	2,051,084
Federal National Mortgage
Association, Notes	1.88	2/19/19	2,000,000	[d]	2,043,222
Federal National Mortgage
Association, Notes	2.63	9/6/24	1,100,000	[d]	1,134,659
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000	[d]	1,303,447
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000	[d]	1,304,843
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000	[d]	1,365,343
Federal National Mortgage
Association, Notes	6.63	11/15/30	1,000,000	[d]	1,484,466

The Fund 59

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies (continued)
Financing Corp. (FICO),
Scd. Bonds	8.60	9/26/19	40,000		51,912
Financing Corp. (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000		656,409
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000		1,536,281
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000		886,841
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000		232,937
					85,855,262
U.S. Government Agencies/
Mortgage-Backed—29.3%
Federal Home Loan Mortgage Corp.:
2.50%			900,000	[d,f]	922,711
3.00%			6,700,000	[d,f]	6,867,399
3.50%			15,025,000	[d,f]	15,727,960
4.00%			13,300,000	[d,f]	14,193,385
4.50%			500,000	[d,f]	543,703
5.00%			1,600,000	[d,f]	1,777,568
2.00%, 8/1/28—8/1/29			1,725,764	[d]	1,726,859
2.14%, 8/1/43			1,242,685	[a,d]	1,268,369
2.44%, 7/1/43—10/1/43			962,029	[a,d]	986,783
2.50%, 10/1/27—11/1/42			11,883,680	[d]	12,193,000
3.00%, 12/1/25—10/1/43			33,707,489	[d]	34,623,838
3.50%, 3/1/26—7/1/44			26,417,874	[d]	27,760,405
4.00%, 5/1/18—12/1/44			22,934,669	[d]	24,533,733
4.50%, 2/1/18—9/1/44			15,020,150	[d]	16,323,294
5.00%, 11/1/18—1/1/40			12,916,624	[d]	14,293,453
5.50%, 8/1/16—1/1/40			7,637,729	[d]	8,612,416
6.00%, 5/1/16—7/1/39			3,871,213	[d]	4,408,777
6.50%, 4/1/16—3/1/39			2,185,347	[d]	2,520,985
7.00%, 9/1/15—7/1/37			160,519	[d]	185,625
7.50%, 2/1/23—11/1/33			32,836	[d]	37,004
8.00%, 2/1/17—10/1/31			34,653	[d]	40,441
8.50%, 10/1/18—6/1/30			1,211	[d]	1,477
Ser. K714, Cl. A1 2.08%, 12/25/19			722,207	[d]	734,805
Ser. K017, Cl. A2 2.87%, 12/25/21			750,000	[d]	782,166
Ser. K032, Cl. A1 3.02%, 2/25/23			550,895	[d]	579,117
Ser. K033, Cl. A2 3.06%, 7/25/23			1,000,000	[a,d]	1,048,988
Ser. L032, Cl. A2 3.31%, 5/25/23			1,250,000	[a,d]	1,335,788

60

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal Home Loan Mortgage Corp. (continued):
Ser. K014, Cl. A2 3.87%, 4/25/21	1,800,000	[d]	1,979,752
Ser. K012, Cl. A2 4.19%, 12/25/20	1,284,000	[a,d]	1,425,863
Federal National Mortgage Association:
2.00%	1,100,000	[d,f]	1,101,117
2.50%	10,500,000	[d,f]	10,765,164
3.00%	11,075,000	[d,f]	11,350,879
3.50%	26,350,000	[d,f]	27,612,666
4.00%	26,950,000	[d,f]	28,800,182
4.50%	6,600,000	[d,f]	7,184,202
5.00%	1,500,000	[d,f]	1,670,895
5.50%	875,000	[d,f]	990,722
2.00%, 7/1/28—9/1/29	1,526,499	[d]	1,530,325
2.17%, 5/1/43	512,655	[a,d]	524,190
2.50%, 7/1/27—8/1/43	9,216,039	[d]	9,398,077
2.71%, 11/1/43	230,920	[a,d]	238,999
2.94%, 5/1/42	336,591	[a,d]	349,349
3.00%, 10/1/26—8/1/44	57,662,478	[d]	59,288,211
3.03%, 12/1/41	487,896	[a,d]	515,028
3.50%, 12/1/19—12/1/44	46,531,814	[d]	48,986,926
4.00%, 2/1/24—2/1/45	41,643,344	[d]	44,652,900
4.50%, 4/1/18—11/1/44	28,291,479	[d]	30,830,374
5.00%, 11/1/17—9/1/43	16,623,900	[d]	18,453,934
5.50%, 1/1/17—3/1/40	12,552,179	[d]	14,187,963
6.00%, 5/1/16—11/1/38	6,037,314	[d]	6,902,818
6.50%, 6/1/15—9/1/38	1,518,672	[d]	1,758,001
7.00%, 6/1/15—3/1/38	367,895	[d]	426,798
7.50%, 8/1/15—6/1/31	66,295	[d]	75,006
8.00%, 6/1/15—8/1/30	14,298	[d]	16,948
8.50%, 9/1/15—7/1/30	2,703	[d]	2,839
9.00%, 10/1/30	2,034	[d]	2,142
Ser. 2013-M14, Cl. APT 2.50%, 4/25/23	1,151,851	[a,d]	1,166,863
Ser. 2013-M3, Cl. A2 2.51%, 11/25/22	1,500,000	[a,d]	1,518,397
Ser. 2014-M11, Cl. 1A 3.12%, 8/25/24	996,349	[a,d]	1,045,249
Ser. 2014-M3, Cl. AB2 3.46%, 1/25/24	800,000	[a,d]	857,310
Ser. 2010-M7, Cl. A2 3.66%, 11/25/20	963,198	[d]	1,042,076
Government National Mortgage Association I:
2.50%	500,000	[f]	495,039
3.00%	3,600,000	[f]	3,698,719
4.00%	400,000	[f]	432,081
4.50%	600,000	[f]	661,149

The Fund 61

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage Association I (continued):
2.50%, 2/15/28	1,380,326		1,428,398
3.00%, 9/15/42—8/15/43	1,541,648		1,588,439
3.50%, 2/15/26—11/15/42	5,306,419		5,603,954
4.00%, 2/15/41—3/15/41	6,521,455		7,161,152
4.50%, 1/15/19—2/15/41	8,974,875		9,913,589
5.00%, 1/15/17—4/15/40	10,421,279		11,684,267
5.50%, 9/15/20—11/15/38	3,332,727		3,769,596
6.00%, 2/15/17—4/15/39	3,724,300		4,278,003
6.50%, 2/15/24—2/15/39	793,900		917,404
7.00%, 10/15/27—8/15/32	85,471		98,621
7.50%, 12/15/23—11/15/30	73,438		82,318
8.00%, 8/15/24—3/15/32	16,972		20,961
8.25%, 6/15/27	1,454		1,657
8.50%, 10/15/26	9,305		10,705
9.00%, 2/15/22—2/15/23	8,210		8,343
Government National Mortgage Association II:
3.00%	16,900,000	[f]	17,377,621
3.50%	34,025,000	[f]	35,896,375
4.00%	22,900,000	[f]	24,471,691
4.50%	11,000,000	[f]	11,921,682
5.50%,	1,775,000	[f]	1,975,637
2.00%, 10/20/42—6/20/43	1,475,856	[a]	1,518,787
2.50%, 4/20/28—9/20/43	994,670		988,798
2.50%, 1/20/43—11/20/43	1,601,875	[a]	1,647,753
3.00%, 11/20/27—12/20/44	14,123,160		14,636,223
3.00%, 7/20/42	765,310	[a]	797,723
3.50%, 9/20/28—12/20/44	13,219,490		13,980,825
3.50%, 3/20/41—5/20/41	714,256	[a]	746,644
4.00%, 9/20/43—1/20/45	8,542,289		9,150,469
4.50%, 7/20/41—9/20/44	5,759,442		6,269,075
5.00%, 3/20/37—8/20/44	7,800,322		8,672,995
5.50%, 10/20/31—10/20/44	2,434,163		2,755,921
6.50%, 2/20/28	777		922
8.50%, 7/20/25	539		614
Federal Home Loan Mortgage Corp.:
1.92%, 8/1/37	65,987	[a,d]	70,279
2.13%, 2/1/35	272,820	[a,d]	292,089

62

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal Home Loan Mortgage Corp. (continued):
2.24%, 3/1/37	58,356	[a,d]	61,841
2.25%, 6/1/35	4,677	[a,d]	4,988
2.36%, 12/1/34	14,440	[a,d]	15,479
2.36%, 3/1/36	7,178	[a,d]	7,690
2.38%, 4/1/33	4,699	[a,d]	4,899
2.38%, 6/1/34	3,971	[a,d]	4,175
2.38%, 8/1/34	2,491	[a,d]	2,649
2.38%, 4/1/36	124,217	[a,d]	132,081
2.40%, 6/1/36	7,720	[a,d]	7,811
2.44%, 12/1/34	31,930	[a,d]	33,330
2.53%, 11/1/33	3,736	[a,d]	4,002
Federal National Mortgage Association:
2.05%, 2/1/37	3,214	[a,d]	3,425
2.06%, 10/1/34	15,386	[a,d]	16,316
2.11%, 1/1/35	6,255	[a,d]	6,586
2.11%, 12/1/35	7,012	[a,d]	7,335
2.25%, 3/1/34	148,676	[a,d]	158,841
2.25%, 6/1/34	146,574	[a,d]	157,972
2.25%, 11/1/36	121,545	[a,d]	130,165
2.29%, 8/1/35	54,413	[a,d]	57,842
2.32%, 12/1/36	10,515	[a,d]	10,817
2.33%, 1/1/35	151,901	[a,d]	162,652
2.34%, 6/1/34	39,163	[a,d]	41,682
2.35%, 3/1/37	51,570	[a,d]	55,077
2.39%, 9/1/33	6,157	[a,d]	6,564
2.40%, 11/1/32	11,426	[a,d]	12,182
2.40%, 2/1/37	123,517	[a,d]	133,568
2.43%, 5/1/33	5,980	[a,d]	6,030
2.44%, 9/1/33	16,831	[a,d]	18,000
2.44%, 11/1/36	30,713	[a,d]	32,572
5.26%, 6/1/35	3,949	[a,d]	4,086
5.26%, 11/1/35	1,491	[a,d]	1,590
			737,010,979
U.S. Government Securities—35.0%
U.S. Treasury Bonds:
2.50%, 2/15/45	9,635,000		9,154,753

The Fund 63

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Bonds (continued):
2.75%, 8/15/42	2,440,000		2,441,906
2.75%, 11/15/42	2,182,000		2,182,000
2.88%, 5/15/43	9,457,000		9,691,212
3.00%, 5/15/42	3,500,000		3,675,819
3.00%, 11/15/44	4,810,000		5,062,150
3.13%, 11/15/41	3,750,000		4,040,918
3.13%, 2/15/42	4,320,000		4,647,711
3.13%, 2/15/43	2,990,000		3,212,381
3.13%, 8/15/44	6,215,000		6,694,232
3.38%, 5/15/44	5,330,000		6,009,575
3.50%, 2/15/39	5,000,000		5,721,095
3.63%, 8/15/43	2,885,000		3,395,959
3.63%, 2/15/44	5,030,000		5,925,576
3.75%, 8/15/41	2,310,000		2,770,736
3.75%, 11/15/43	4,995,000		6,011,952
3.88%, 8/15/40	30,000		36,469
4.25%, 11/15/40	5,000,000		6,436,330
4.38%, 11/15/39	452,000		589,366
4.38%, 5/15/40	2,620,000		3,421,558
4.38%, 5/15/41	970,000	[c]	1,277,520
4.50%, 2/15/36	5,105,000		6,762,129
4.63%, 2/15/40	2,596,000		3,507,643
4.75%, 2/15/41	1,010,000		1,400,113
5.00%, 5/15/37	1,420,000		2,007,193
5.25%, 11/15/28	2,000,000		2,689,688
5.38%, 2/15/31	3,000,000		4,185,000
6.00%, 2/15/26	4,000,000		5,509,064
6.13%, 11/15/27	360,000		514,322
6.25%, 5/15/30	1,520,000		2,271,687
6.50%, 11/15/26	1,200,000		1,733,813
6.63%, 2/15/27	430,000		629,513
6.88%, 8/15/25	2,000,000		2,895,938
7.13%, 2/15/23	1,560,000		2,160,722
7.25%, 5/15/16	2,400,000		2,572,687
7.25%, 8/15/22	2,500,000		3,442,383
7.50%, 11/15/16	2,630,000		2,913,958
8.00%, 11/15/21	970,000		1,345,724
8.13%, 5/15/21	1,120,000		1,536,851
8.75%, 5/15/17	2,395,000		2,790,549
8.75%, 8/15/20	1,000,000		1,370,000
8.88%, 8/15/17	2,725,000		3,233,169

64

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Bonds (continued):
8.88%, 2/15/19	720,000		927,844
9.00%, 11/15/18	1,840,000		2,348,874
U.S. Treasury Notes:
0.38%, 5/31/16	3,950,000		3,953,085
0.38%, 10/31/16	3,995,000		3,990,006
0.50%, 6/15/16	4,420,000		4,428,977
0.50%, 6/30/16	3,880,000		3,887,880
0.50%, 7/31/16	3,800,000		3,807,125
0.50%, 8/31/16	5,450,000		5,457,238
0.50%, 11/30/16	2,795,000		2,796,311
0.50%, 1/31/17	3,575,000		3,574,442
0.50%, 2/28/17	3,540,000	[c]	3,538,340
0.50%, 3/31/17	3,585,000		3,579,959
0.50%, 4/30/17	3,610,000		3,604,455
0.50%, 7/31/17	4,640,000		4,620,786
0.63%, 7/15/16	9,120,000		9,150,634
0.63%, 8/15/16	4,175,000		4,188,047
0.63%, 10/15/16	2,700,000		2,707,171
0.63%, 11/15/16	6,765,000		6,781,385
0.63%, 12/15/16	3,154,000		3,160,652
0.63%, 12/31/16	3,710,000		3,718,407
0.63%, 2/15/17	3,870,000		3,876,351
0.63%, 5/31/17	3,500,000		3,499,454
0.63%, 8/31/17	2,636,000		2,630,441
0.63%, 9/30/17	5,473,000		5,456,751
0.63%, 11/30/17	5,040,000		5,016,372
0.63%, 4/30/18	6,864,000		6,802,334
0.75%, 1/15/17	3,755,000		3,769,960
0.75%, 3/15/17	3,500,000		3,512,306
0.75%, 6/30/17	4,817,000		4,826,408
0.75%, 10/31/17	2,220,000		2,218,439
0.75%, 12/31/17	2,200,000		2,195,186
0.75%, 2/28/18	6,300,000		6,275,392
0.75%, 3/31/18	1,790,000		1,782,029
0.75%, 4/15/18	3,330,000		3,314,159
0.88%, 9/15/16	6,690,000		6,732,334
0.88%, 11/30/16	5,000,000		5,031,640
0.88%, 12/31/16	6,355,000		6,396,702
0.88%, 1/31/17	3,325,000		3,345,263
0.88%, 2/28/17	6,280,000		6,317,780
0.88%, 4/15/17	3,305,000		3,323,591

The Fund 65

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
0.88%, 4/30/17	3,810,000		3,830,239
0.88%, 5/15/17	1,885,000		1,895,013
0.88%, 6/15/17	3,625,000		3,642,277
0.88%, 7/15/17	3,540,000		3,556,316
0.88%, 8/15/17	3,570,000		3,583,666
0.88%, 10/15/17	5,530,000		5,545,550
0.88%, 11/15/17	3,590,000		3,597,291
0.88%, 1/15/18	3,300,000		3,302,577
0.88%, 1/31/18	4,700,000		4,702,938
0.88%, 7/31/19	1,290,000		1,267,425
1.00%, 8/31/16	1,800,000		1,814,062
1.00%, 9/30/16	6,971,000		7,028,183
1.00%, 10/31/16	2,510,000		2,530,785
1.00%, 3/31/17	5,000,000		5,039,845
1.00%, 9/15/17	3,235,000		3,255,723
1.00%, 12/15/17	3,435,000		3,451,371
1.00%, 2/15/18	3,265,000		3,276,734
1.00%, 3/15/18	3,310,000		3,320,086
1.00%, 5/31/18	3,540,000		3,544,149
1.00%, 6/30/19	3,000,000		2,965,548
1.00%, 9/30/19	5,375,000		5,293,537
1.00%, 11/30/19	1,900,000		1,867,938
1.13%, 12/31/19	2,290,000		2,261,196
1.13%, 3/31/20	1,800,000		1,773,281
1.13%, 4/30/20	4,490,000		4,418,088
1.25%, 10/31/18	3,168,000		3,184,087
1.25%, 11/30/18	3,976,000		3,993,395
1.25%, 1/31/19	2,090,000		2,095,714
1.25%, 10/31/19	2,000,000		1,990,468
1.25%, 1/31/20	3,800,000		3,771,500
1.25%, 2/29/20	680,000		674,262
1.38%, 6/30/18	2,665,000		2,696,647
1.38%, 7/31/18	1,780,000		1,800,303
1.38%, 9/30/18	7,468,000		7,543,263
1.38%, 11/30/18	1,341,000		1,352,943
1.38%, 12/31/18	1,920,000		1,935,151
1.38%, 2/28/19	498,000		501,190
1.38%, 1/31/20	3,350,000		3,344,767
1.38%, 2/29/20	5,500,000		5,487,537
1.38%, 3/31/20	6,215,000	[c]	6,195,578
1.38%, 4/30/20	4,860,000		4,844,565
1.38%, 5/31/20	3,600,000		3,583,688

66

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
1.50%, 6/30/16	6,740,000		6,831,098
1.50%, 7/31/16	5,000,000		5,070,705
1.50%, 8/31/18	4,905,000		4,977,045
1.50%, 12/31/18	2,850,000		2,885,180
1.50%, 1/31/19	5,534,000		5,598,853
1.50%, 2/28/19	3,910,000		3,954,292
1.50%, 3/31/19	3,000,000		3,032,577
1.50%, 5/31/19	4,440,000		4,480,586
1.50%, 10/31/19	3,320,000		3,338,675
1.50%, 11/30/19	4,660,000		4,686,213
1.50%, 1/31/22	3,990,000		3,917,059
1.63%, 3/31/19	5,760,000		5,849,101
1.63%, 4/30/19	7,000,000		7,102,263
1.63%, 6/30/19	4,000,000		4,054,688
1.63%, 7/31/19	2,910,000		2,947,513
1.63%, 8/31/19	4,500,000		4,556,250
1.63%, 12/31/19	4,310,000		4,354,109
1.63%, 8/15/22	1,450,000	[c]	1,430,063
1.63%, 11/15/22	550,000		541,234
1.75%, 5/31/16	3,500,000		3,554,415
1.75%, 10/31/18	2,300,000		2,351,212
1.75%, 9/30/19	5,500,000		5,592,813
1.75%, 10/31/20	3,740,000		3,775,646
1.75%, 2/28/22	3,450,000		3,440,299
1.75%, 3/31/22	4,000,000		3,987,188
1.75%, 4/30/22	4,025,000		4,010,764
1.75%, 5/15/22	2,690,000		2,680,964
1.75%, 5/15/23	4,041,000		3,989,542
1.88%, 8/31/17	3,140,000		3,224,877
1.88%, 9/30/17	3,130,000		3,215,587
1.88%, 10/31/17	5,000,000		5,136,720
1.88%, 11/30/21	4,000,000		4,027,812
2.00%, 7/31/20	4,500,000		4,613,904
2.00%, 9/30/20	3,745,000		3,833,944
2.00%, 11/30/20	2,868,000		2,931,409
2.00%, 2/28/21	4,357,000		4,444,140
2.00%, 5/31/21	4,490,000		4,571,031
2.00%, 8/31/21	6,635,000		6,742,819
2.00%, 10/31/21	3,995,000		4,054,613
2.00%, 11/15/21	4,930,000		5,006,262
2.00%, 2/15/22	4,567,000		4,633,719
2.00%, 2/15/23	7,915,000		7,986,726

The Fund 67

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
2.00%, 2/15/25	9,505,000		9,467,132
2.13%, 8/31/20	3,190,000		3,286,947
2.13%, 1/31/21	2,800,000		2,876,563
2.13%, 6/30/21	6,000,000		6,148,596
2.13%, 8/15/21	4,805,000		4,917,994
2.13%, 9/30/21	3,475,000		3,555,901
2.13%, 12/31/21	3,985,000		4,074,663
2.25%, 11/30/17	5,240,000		5,434,865
2.25%, 3/31/21	3,265,000		3,373,917
2.25%, 4/30/21	2,685,000		2,773,941
2.25%, 7/31/21	6,100,000		6,292,052
2.25%, 11/15/24	7,945,000		8,092,729
2.38%, 7/31/17	1,320,000		1,370,016
2.38%, 5/31/18	1,000,000		1,042,969
2.38%, 6/30/18	2,000,000		2,086,094
2.38%, 12/31/20	3,025,000		3,151,200
2.38%, 8/15/24	3,430,000		3,533,168
2.50%, 6/30/17	5,000,000	[c]	5,198,830
2.50%, 8/15/23	7,366,000		7,690,561
2.50%, 5/15/24	10,670,000		11,110,138
2.63%, 1/31/18	1,520,000		1,593,387
2.63%, 8/15/20	8,000,000		8,448,752
2.63%, 11/15/20	6,700,000		7,069,545
2.75%, 11/30/16	3,700,000		3,832,390
2.75%, 5/31/17	2,230,000		2,328,782
2.75%, 12/31/17	1,643,000		1,726,433
2.75%, 2/28/18	2,040,000		2,146,623
2.75%, 2/15/19	4,170,000		4,410,426
2.75%, 11/15/23	7,707,000		8,197,119
2.75%, 2/15/24	4,555,000		4,839,332
2.88%, 3/31/18	3,000,000		3,170,157
3.00%, 8/31/16	2,740,000		2,835,259
3.00%, 9/30/16	3,550,000		3,678,411
3.00%, 2/28/17	3,900,000		4,074,283
3.13%, 10/31/16	5,000,000		5,199,220
3.13%, 1/31/17	4,180,000		4,370,386
3.13%, 4/30/17	4,360,000		4,578,340
3.13%, 5/15/19	5,000,000		5,367,190
3.13%, 5/15/21	7,000,000		7,581,875
3.25%, 5/31/16	1,083,000		1,117,436
3.25%, 6/30/16	4,020,000		4,156,302
3.25%, 7/31/16	3,110,000		3,222,252

68

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Government Securities (continued)
U.S. Treasury Notes (continued):
3.25%, 12/31/16			4,700,000	4,914,438
3.25%, 3/31/17			4,131,000	4,341,099
3.38%, 11/15/19			3,130,000	3,405,099
3.50%, 2/15/18			1,520,000	1,630,674
3.50%, 5/15/20			4,050,000	4,450,569
3.63%, 8/15/19			3,210,000	3,519,714
3.63%, 2/15/20			5,430,000	5,987,422
3.63%, 2/15/21			5,000,000	5,554,295
3.75%, 11/15/18			3,000,000	3,276,564
3.88%, 5/15/18			100,000	108,836
4.00%, 8/15/18			2,800,000	3,074,313
4.25%, 11/15/17			4,200,000	4,567,500
4.50%, 5/15/17			2,000,000	2,157,968
4.63%, 11/15/16			3,300,000	3,511,147
4.63%, 2/15/17			1,300,000	1,394,758
4.75%, 8/15/17			2,387,000	2,607,239
4.88%, 8/15/16			3,090,000	3,269,124
				880,781,595
Utilities—2.0%
AGL Capital,
Gtd. Notes	3.50	9/15/21	193,000	203,983
Alabama Power,
Sr. Unscd. Notes	3.75	3/1/45	500,000	495,046
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/24	250,000	268,286
Atmos Energy,
Sr. Unscd. Notes	4.13	10/15/44	1,000,000	1,034,271
Berkshire Hathaway Energy,
Sr. Unscd. Notes	5.15	11/15/43	250,000	293,694
Berkshire Hathaway Energy,
Sr. Unscd. Bonds	6.13	4/1/36	500,000	641,570
Commonwealth Edison,
First Mortgage Bonds	2.15	1/15/19	750,000	764,110
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	471,000	610,513
Connecticut Light & Power,
First Mortgage Bonds	4.30	4/15/44	500,000	536,809
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	475,000	559,607

The Fund 69

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities (continued)
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000	676,692
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	258,083
Consumers Energy,
First Mortgage Bonds	4.35	8/31/64	700,000	728,298
Dominion Resources,
Sr. Unscd. Notes, Ser. B	2.75	9/15/22	1,500,000	1,480,167
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	123,389
DTE Electric,
Mortgage Bonds	3.38	3/1/25	500,000	523,956
DTE Electric,
Sr. Scd. Notes	3.45	10/1/20	700,000	741,670
Duke Energy Carolinas,
First Mortgage Bonds	3.90	6/15/21	800,000	877,746
Duke Energy Carolinas,
First Mortgage Notes	4.00	9/30/42	500,000	513,696
Duke Energy Carolinas,
First Mortgage Bonds	6.00	1/15/38	1,000,000	1,324,127
Duke Energy Florida
First Mortgage Bonds	6.40	6/15/38	150,000	208,025
Duke Energy Progress,
First Mortgage Bonds	4.15	12/1/44	500,000	531,929
Duke Energy,
Sr. Unscd. Notes	3.75	4/15/24	500,000	532,823
Empresa Nacional de Electricidad,
Sr. Unscd. Notes	4.25	4/15/24	500,000	524,367
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	1,000,000	1,114,704
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	750,000	894,910
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000	1,391,173

70

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities (continued)
Georgia Power,
Sr. Unscd. Notes	4.30	3/15/42	1,300,000	1,382,511
Hydro-Quebec,
Gov’t Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	1,873,369
Hydro-Quebec,
Gov’t Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	33,295
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000	1,010,873
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	750,000	1,047,614
Nevada Power,
Mortgage Notes	7.13	3/15/19	2,300,000	2,738,923
Nextera Energy Capital Holdings,
Gtd. Debs.	2.40	9/15/19	500,000	506,152
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000	1,930,410
Oklahoma Gas & Electric,
Sr. Unscd. Notes	4.00	12/15/44	150,000	154,561
Oncor Electric Delivery,
Sr. Scd. Notes	5.00	9/30/17	500,000	544,950
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	216,710
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	347,314
Pacific Gas & Electric,
Sr. Unscd. Notes	4.75	2/15/44	500,000	566,283
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	597,722
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	980,598
PECO Energy,
First Mortgage Bonds	4.80	10/15/43	500,000	585,546
Pennsylvania Electric,
Sr. Unscd. Notes	5.20	4/1/20	500,000	555,295

The Fund 71

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities (continued)
Piedmont Natural Gas,
Sr. Unscd. Notes	4.10	9/18/34	500,000	530,075
PPL Capital Funding,
Gtd. Notes	3.40	6/1/23	400,000	411,062
PPL Capital Funding,
Gtd. Notes	4.70	6/1/43	400,000	441,822
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/43	500,000	580,365
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	679,248
PSEG Power,
Gtd. Notes	2.45	11/15/18	180,000	182,993
Public Service Company of
Colorado, First Mortgage Bonds	3.20	11/15/20	1,500,000	1,583,648
Public Service Electric & Gas,
First Mortgage Notes	3.15	8/15/24	1,200,000	1,236,114
Public Service Electric & Gas,
Sr. Scd. Notes	5.25	7/1/35	230,000	287,700
San Diego Gas & Electric,
First Mortgage Bonds, Ser. NNN	3.60	9/1/23	400,000	425,947
Sempra Energy,
Sr. Unscd. Notes	2.88	10/1/22	1,000,000	997,611
South Carolina Electric & Gas,
First Mortgage Bonds	4.50	6/1/64	500,000	519,699
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	262,753
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	1,400,000	1,524,895
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	91,745

72

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities (continued)
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000		608,518
Southern California Gas,
First Mortgage Bonds	3.15	9/15/24	500,000		517,622
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000		111,861
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000		166,978
Tampa Electric,
Sr. Unscd. Notes	4.35	5/15/44	500,000		541,623
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,000,000		1,111,331
Virginia Electric & Power,
Sr. Unscd. Notes	1.20	1/15/18	1,000,000		999,236
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000		512,919
Wisconsin Power & Light,
Sr. Unscd. Debs.	4.10	10/15/44	800,000		839,632
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	630,000		860,500
					48,951,667
Total Bonds and Notes
(cost $2,440,458,169)					2,513,425,830

Other Investment—8.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $224,267,585)			224,267,585	[g]	224,267,585

The Fund 73

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $370,858)	370,858 [g]	370,858

Total Investments (cost $2,665,096,612)	108.9%	2,738,064,273
Liabilities, Less Cash and Receivables	(8.9%)	(224,470,480)
Net Assets	100.0%	2,513,593,793

GO— General Obligation
REIT— Real Estate Investment Trust

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, these securities were valued at $7,818,948 or 0.3% of net assets.
c Security, or portion thereof, on loan.At April 30, 2015, the value of the fund’s securities on loan was $6,517,623 and the value of the collateral held by the fund was $6,701,797, consisting of cash collateral of $370,858 and U.S.
Government & Agency securities valued at $6,330,939.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f This security is traded on a To-Be-Announced (“TBA”) basis.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	67.7	Commercial Mortgage-Backed	1.7
Corporate Bonds	24.3	Municipal Bonds	.8
Money Market Investments	8.9	Asset-Backed	.6
Foreign/Governmental	4.9		108.9

† Based on net assets.
See notes to financial statements.

74

TBA SALE COMMITMENTS

April 30, 2015 (Unaudited)

	Principal
	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.:
4.50%, 5/17/22	600,000	[a,b]	628,143
5%, 5/1/18	1,200,000	[a,b]	1,259,473
Total Federal Home Loan Mortgage Corp.	1,800,000		1,887,616
Federal National Mortgage Association:
4%, 5/18/30	3,650,000	[a,b]	3,852,211
4.50%, 5/14/29	1,600,000	[a,b]	1,673,800
5%, 5/1/18	300,000	[a,b]	315,103
5.50%, 5/1/29	500,000	[a,b]	524,312
Total Federal National Mortgage Association	6,050,000		6,365,426
Government National Mortgage Association:
5%, 5/1/35	7,100,000	[b]	7,940,682
5.50%, 5/1/31	1,300,000	[b]	1,468,472
Total Government
National Mortgage Association	8,400,000		9,409,154
Total TBA Sale Commitments
(proceeds $17,661,383)			17,662,196

a The Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association and Federal Home
Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
b Sold on a delayed delivery basis.

The Fund 75

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,517,623)—Note 1(b):
Unaffiliated issuers	2,440,458,169	2,513,425,830
Affiliated issuers	224,638,443	224,638,443
Cash		3,233,522
Receivable for investment securities sold		43,470,477
Receivable for TBA sale commitments		17,661,383
Dividends, interest and securities lending income receivable		15,059,506
Receivable for shares of Capital Stock subscribed		2,627,430
		2,820,116,591
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		532,558
Payable for open mortgage dollar roll transactions—Note 4		149,600,238
Payable for investment securities purchased		137,493,996
TBA sales commitment, at value
(proceeds $17,661,383)—see TBA Sales Commitments—Note 4		17,662,196
Payable for shares of Capital Stock redeemed		832,770
Liability for securities on loan—Note 1(b)		370,858
Accrued expenses		30,182
		306,522,798
Net Assets ($)		2,513,593,793
Composition of Net Assets ($):
Paid-in capital		2,430,390,733
Accumulated undistributed investment income—net		389,890
Accumulated net realized gain (loss) on investments		9,846,322
Accumulated net unrealized appreciation (depreciation) on investments		72,966,848
Net Assets ($)		2,513,593,793

Net Asset Value Per Share
	Investor Shares	BASIC Shares
Net Assets ($)	1,190,602,417	1,322,991,376
Shares Outstanding	112,313,768	124,731,001
Net Asset Value Per Share ($)	10.60	10.61

See notes to financial statements.

76

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Interest	29,136,011
Dividends;
Affliated issuers	107,108
Income from securities lending—Note 1(b)	86,345
Total Income	29,329,464
Expenses:
Management fee—Note 3(a)	1,825,484
Distribution Plan fees (Investor Shares)—Note 3(b)	1,465,607
Directors’ fees—Note 3(a)	103,842
Loan commitment fees—Note 2	516
Total Expenses	3,395,449
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(103,842)
Net Expenses	3,291,607
Investment Income—Net	26,037,857
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	11,325,673
Net unrealized appreciation (depreciation) on investments	9,583,673
Net Realized and Unrealized Gain (Loss) on Investments	20,909,346
Net Increase in Net Assets Resulting from Operations	46,947,203
See notes to financial statements.

The Fund 77

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	26,037,857	51,633,894
Net realized gain (loss) on investments	11,325,673	22,902,556
Net unrealized appreciation
(depreciation) on investments	9,583,673	8,616,363
Net Increase (Decrease) in Net Assets
Resulting from Operations	46,947,203	83,152,813
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(12,722,558)	(21,289,213)
BASIC Shares	(15,254,607)	(33,708,941)
Net realized gain on investments:
Investor Shares	(9,303,421)	(11,929,675)
BASIC Shares	(9,799,389)	(16,594,600)
Total Dividends	(47,079,975)	(83,522,429)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	224,222,246	591,861,829
BASIC Shares	207,784,702	434,531,737
Dividends reinvested:
Investor Shares	21,588,981	32,932,622
BASIC Shares	22,364,510	44,839,901
Cost of shares redeemed:
Investor Shares	(246,518,547)	(338,025,004)
BASIC Shares	(127,337,197)	(508,208,499)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	102,104,695	257,932,586
Total Increase (Decrease) in Net Assets	101,971,923	257,562,970
Net Assets ($):
Beginning of Period	2,411,621,870	2,154,058,900
End of Period	2,513,593,793	2,411,621,870
Undistributed investment income—net	389,890	2,329,198

78

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Investor Shares
Shares sold	21,114,403	56,139,224
Shares issued for dividends reinvested	2,036,287	3,148,438
Shares redeemed	(23,176,163)	(32,176,189)
Net Increase (Decrease) in Shares Outstanding	(25,473)	27,111,473
BASIC Shares
Shares sold	19,530,995	41,298,790
Shares issued for dividends reinvested	2,107,384	4,283,160
Shares redeemed	(11,975,826)	(48,124,947)
Net Increase (Decrease) in Shares Outstanding	9,662,553	(2,542,997)

See notes to financial statements.

The Fund 79

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015					Year Ended October 31,
Investor Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		10.60		10.62	11.11	10.93	10.80	10.42
Investment Operations:
Investment income—net[a]		.11		.23	.24	.30	.34	.35
Net realized and unrealized
gain (loss) on investments		.08		.14	(.42)	.21	.14	.39
Total from
Investment Operations		.19		.37	(.18)	.51	.48	.74
Distributions:
Dividends from
investment income—net		(.11)		(.25)	(.28)	(.33)	(.35)	(.36)
Dividends from net realized
gain on investments		(.08)		(.14)	(.03)	—	—	—
Total Distributions		(.19)		(.39)	(.31)	(.33)	(.35)	(.36)
Net asset value, end of period 10.60				10.60	10.62	11.11	10.93	10.80
Total Return (%)		1.88	[b]	3.62	(1.66)	4.75	4.58	7.28
Ratios/Supplemental
Data (%):
Ratio of total expenses
	to average net assets	.41	[c]	.41	.41	.41	.40	.41
Ratio of net expenses
to average net assets		.40	[c]	.40	.40	.40	.40	.40
Ratio of net investment income
to average net assets		2.01	[c]	2.22	2.25	2.67	3.24	3.27
Portfolio Turnover Rate		74.09	[b,d]	145.11[d] 94.21[d]		30.42	30.02	32.15
Net Assets, end of period
($ x 1,000)		1,190,602		1,190,994	904,779	1,032,597	896,293	996,131
a	Based on average shares outstanding.
b	Not annualized.
c Annualized.
d				The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2015, October
31, 2014 and October 31, 2013 were 24.47%, 89.76% and 67.47% respectively.
See notes to financial statements.

80

		Six Months Ended
		April 30, 2015			Year Ended October 31,
BASIC Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		10.61		10.62	11.12	10.94	10.80	10.42
Investment Operations:
Investment income—net[a]		.12		.26	.27	.32	.36	.37
Net realized and unrealized
gain (loss) on investments		.09		.15	(.43)	.22	.16	.40
Total from
Investment Operations		.21		.41	(.16)	.54	.52	.77
Distributions:
Dividends from
investment income—net		(.13)		(.28)	(.31)	(.36)	(.38)	(.39)
Dividends from net realized
gain on investments		(.08)		(.14)	(.03)	—	—	—
Total Distributions		(.21)		(.42)	(.34)	(.36)	(.38)	(.39)
Net asset value, end of period		10.61		10.61	10.62	11.12	10.94	10.80
Total Return (%)		2.01	[b]	3.97	(1.50)	5.01	4.94	7.55
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets		.16	[c]	.16	.16	.16	.15	.16
Ratio of net expenses
to average net assets		.15	[c]	.15	.15	.15	.15	.15
Ratio of net investment income
to average net assets		2.26	[c]	2.47	2.50	2.92	3.31	3.52
Portfolio Turnover Rate		74.09[b,d] 145.11[d]			94.21 [d]	30.42	30.02	32.15
Net Assets, end of period
($ x 1,000)		1,322,991		1,220,628 1,249,280		1,486,179	1,427,0471,249,324
a	Based on average shares outstanding.
b	Not annualized.
c Annualized.
d				The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2015, October
31, 2014 and October 31, 2013 were 24.47%, 89.76% and 67.47% respectively.
See notes to financial statements.

The Fund 81

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Bond Market Index Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek to match the total return of the Barclays U.S. Aggregate Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 500 million shares of $.001 par value Capital Stock in each of the following classes of shares: Investor and BASIC. Investor shares and BASIC shares are offered to any investor. Differences between the two classes include the services offered to and the expenses borne by each class, as well as their minimum purchase and account balance requirements. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authorita-

82

tive GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated withs investing in those securities.

The Fund 83

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when

84

fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	14,255,749	—	14,255,749
Commercial
Mortgage-Backed	—	41,599,200	—	41,599,200
Corporate Bonds†	—	611,962,470	—	611,962,470
Foreign Government	—	123,065,698	—	123,065,698
Municipal Bonds†	—	18,894,877	—	18,894,877
Mutual Funds	224,638,443	—	—	224,638,443
U.S. Government
Agencies/
Mortgage-Backed	—	822,866,241	—	822,866,241
U.S. Treasury	—	880,781,595	—	880,781,595
Liabilities ($)
Other Financial
Instruments:
TBA Sales
Commitments	—	(17,662,196)	—	(17,662,196)

† See Statement of Investments for additional detailed categorizations.

The Fund 85

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2015,The Bank of NewYork Mellon earned $24,399 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

86

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	202,017,347	161,557,985	139,307,747	224,267,585	8.9
Dreyfus
Institutional
Cash
Advantage
Fund	17,606,936	62,231,992	79,468,070	370,858	—
Total	219,624,283	223,789,977	218,775,817	224,638,443	8.9

(d) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(e) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 87

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $55,998,444 and long-term capital gains $27,523,985.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

88

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of .15% of the value of the fund’s average daily net assets. Out of its fee Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2015, fees reimbursed by Dreyfus amounted to $103,842.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities primarily intended to result in the sale of Investor shares. The BASIC shares bear no Distribution Plan fee. During the period ended April 30, 2015, Investor shares were charged $1,465,607 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation or in any agreement related to the Distribution Plan.

The Fund 89

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $309,938 and Distribution Plan fees $245,888, which are offset against an expense reimbursement currently in effect in the amount of $23,268.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended April 30, 2015, amounted to $1,899,615,696 and $1,815,119,701, respectively, in addition to $1,212,351,375 in purchases and $1,215,607,205 in sales were from mortgage dollar transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

90

To-Be-Announced (“TBA”) Securities: During the period ended April 30, 2015, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.”The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At April 30, 2015, accumulated net unrealized appreciation on investments was $72,967,661, consisting of $79,954,712 gross unrealized appreciation and $6,987,051 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 91

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 25-26, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

92

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median, except for the one-year period when it was below the median, and was below the Performance Universe median for all periods, except for the one-year period when it was above the median. The Board also noted that the fund’s yield performance was above the Performance Group and/or Performance Universe medians for six of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group

The Fund 93

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

94

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall perfor- mance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 95

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

96

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Disciplined

Stock Fund

SEMIANNUAL REPORT April 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
23	Information About the Renewal of the Fund’s
Investment Management Agreement

FOR MORE INFORMATION
Back Cover

Dreyfus
Disciplined Stock Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Disciplined Stock Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting modest gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, stock prices were driven broadly higher over the final months of 2014 as U.S. corporate fundamentals benefited from a sustained economic recovery, which was fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. However, gains moderated over the first four months of 2015, when investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. In the meantime, expectations of the timing of short-term interest rate hikes from monetary policymakers have been pushed back, and eventual rate increases are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2014, through April 30, 2015, as provided by Sean P. Fitzgibbon and John Bailer, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Disciplined Stock Fund produced a total return of 4.31%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 4.39% for the same period.2

Despite high levels of volatility, domestic stock prices advanced moderately amid continued U.S. economic growth and aggressive stimulus programs in overseas markets. The fund roughly matched the performance of its benchmark, with relatively strong results from the energy, materials, and consumer staples sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets in stocks, with a focus on large-cap companies. The fund invests in a diversified portfolio of growth and value stocks, with sector weightings and risk characteristics generally similar to those in the S&P 500 Index.We choose stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The result is a portfolio of carefully selected stocks, with overall performance determined by a large number of securities.

Financial Markets Buffeted by Volatility

Although the U.S. economy continued to recover during the reporting period, the expansion proved uneven in the face of severe winter weather.Weak growth, defla-tionary pressures, and uncertain economic prospects in international markets further increased investor uneasiness. European and Japanese central banks responded to economic headwinds with massive quantitative easing programs, causing the U.S. dollar to increase in value against their currencies.This development hampered revenues for U.S. exporters.A steep decline in oil prices generated challenges for petroleum producers, while consumers and some industries benefited from lower gasoline and energy prices.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Equity markets proved choppy in this environment. During the first three months of the reporting period, the S&P 500 Index repeatedly vacillated between gains and losses. By mid-March 2015, however, the market regained its footing, remaining in positive territory through the rest of the reporting period. Most industry groups posted gains for the reporting period overall, led by the consumer discretionary and health care sectors. Conversely, the energy, utilities, and telecommunications services sectors lost a degree of value.

Mixed Results from Individual Holdings

The fund’s asset allocation strategy produced mixed results over the reporting period. Underweighted exposure to richly valued utility stocks and a timely shift from underweighted to overweighted exposure in the energy sector enhanced performance. However, underweighted exposure to consumer discretionary stocks and overweighted exposure to the financials sector detracted from returns compared to the benchmark.

Individual holdings in some sectors performed relatively well. Investments in energy companies that benefited from declining oil prices, such as refiner Valero Energy, more than made up for declines in oil-and-gas producers, such as Occidental Petroleum. In the materials sector,Vulcan Materials and Martin Marietta Materials rose in anticipation of increased spending on housing and infrastructure construction. In the consumer staples sector, pharmacy chain CVS Health performed well in response to positive revenue trends.

The fund generally kept pace with the market’s double-digit gains in the health care sector, with robust returns from UnitedHealth Group, Pfizer and Omnicare balancing declines in biotechnology developer Gilead Sciences. Among information technology companies, top performers included fast growing companies such as consumer electronics producer Apple, network management consultants Accenture, and networking hardware producer Cisco Systems, while laggards included storage device maker EMC and software giant Microsoft. Among financials, a strong showing from JP Morgan Chase & Co. was offset by disappointing returns from Bank of America.

4

Finally, returns in some sectors underperformed the fund’s benchmark. In the consumer discretionary area, clothing retailer Michael Kors Holdings was hurt by foreign currency exposure, while underweighted positions in a few high fliers, such as Amazon.com, further detracted from relative returns. Telecommunications holding Windstream Holdings lost ground due to disappointing earnings. Among industrials, returns suffered from declines in oil-and-gas construction company Fluor, and machinery maker Cummins faced international headwinds.

Emphasizing Emerging Growth Trends

As the U.S. economy continues to expand, we have emphasized attractively valued investments in areas that appear positioned for future growth. As of the end of the reporting period, the fund held overweighted exposure to consumer staples companies poised to benefit from consolidation trends, energy companies that can thrive despite low oil prices, financial companies that appear well positioned for rising interest rates, health care companies profiting from new drug approvals and expanded insurance coverage, and materials producers leveraged to increased construction and infrastructure spending. On the other hand, the fund held underweighted exposure to consumer discretionary and industrial companies that may be undermined by the strong U.S. dollar and weak overseas markets. We also have found relatively few reasonably valued investments in the telecommunications services and utility sectors.

May 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC.—Reflects the monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Disciplined Stock Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

Expenses paid per $1,000†	$5.07
Ending value (after expenses)	$1,043.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

Expenses paid per $1,000†	$5.01
Ending value (after expenses)	$1,019.84

† Expenses are equal to the fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—99.4%	Shares		Value ($)
Automobiles & Components—.7%
General Motors	119,878		4,202,923
Banks—10.6%
Bank of America	455,757		7,260,209
Citigroup	247,142		13,177,611
JPMorgan Chase & Co	348,660		22,056,232
PNC Financial Services Group	105,146		9,645,043
Regions Financial	908,679		8,932,315
			61,071,410
Capital Goods—5.6%
Honeywell International	98,525		9,943,143
Owens Corning	116,868		4,518,117
Raytheon	53,453		5,559,112
United Technologies	108,009		12,286,024
			32,306,396
Consumer Services—1.4%
Carnival	186,953		8,220,323
Diversified Financials—7.0%
Ameriprise Financial	59,700		7,479,216
Berkshire Hathaway, Cl. B	64,751	[a]	9,143,489
Goldman Sachs Group	38,322		7,527,207
Invesco	112,329		4,652,667
Voya Financial	268,634		11,373,964
			40,176,543
Energy—9.6%
Anadarko Petroleum	73,303		6,897,812
EOG Resources	89,061		8,812,586
Marathon Oil	239,397		7,445,247
Occidental Petroleum	234,797		18,807,240
Phillips 66	69,221		5,489,918
Schlumberger	84,130		7,959,539
			55,412,342
Exchange-Traded Funds—1.0%
SPDR S&P 500 ETF Trust	28,130		5,863,980
Food & Staples Retailing—2.3%
CVS Health	131,051		13,012,054

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco—7.9%
Coca-Cola Enterprises	224,073		9,951,082
ConAgra Foods	211,249		7,636,651
Molson Coors Brewing, Cl. B	119,665		8,796,574
Mondelez International, Cl. A	171,758		6,590,354
PepsiCo	77,600		7,381,312
Philip Morris International	66,204		5,526,048
			45,882,021
Health Care Equipment & Services—8.4%
Boston Scientific	331,971	[a]	5,915,723
Cardinal Health	98,067		8,270,971
McKesson	21,747		4,858,280
Medtronic	151,661		11,291,161
Omnicare	83,411		7,338,500
UnitedHealth Group	94,663		10,545,458
			48,220,093
Insurance—2.6%
American International Group	52,093		2,932,315
Hartford Financial Services Group	152,798		6,229,574
Prudential Financial	71,061		5,798,578
			14,960,467
Materials—5.7%
International Paper	73,794		3,964,214
Martin Marietta Materials	61,767		8,811,063
Mosaic	124,357		5,471,708
Potash Corp of Saskatchewan	115,314		3,763,849
Praxair	23,658		2,884,620
Vulcan Materials	93,511		7,997,061
			32,892,515
Media—4.7%
Interpublic Group of Companies	423,516		8,826,073
Omnicom Group	112,890		8,552,546
Twenty-First Century Fox, Cl. A	159,960		5,451,437
Viacom, Cl. B	61,365		4,261,799
			27,091,855

8

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech & Life Sciences—7.9%
Biogen	20,894	[a]	7,812,893
Bristol-Myers Squibb	97,999		6,245,476
Eli Lilly & Co	39,103		2,810,333
Mallinckrodt	22,754	[a]	2,575,298
Merck & Co	127,082		7,569,004
Pfizer	552,356		18,741,439
			45,754,443
Real Estate—.5%
Communications Sales & Leasing	98,678	[a]	2,968,234
Retailing—3.3%
Amazon.com	14,987	[a]	6,321,217
Lowe’s	119,728		8,244,470
Ulta Salon, Cosmetics & Fragrance	30,931	[a]	4,673,365
			19,239,052
Semiconductors & Semiconductor
Equipment—3.3%
Applied Materials	291,811		5,774,940
Microchip Technology	154,725		7,373,420
Texas Instruments	110,085		5,967,708
			19,116,068
Software & Services—9.2%
Accenture, Cl. A	126,827		11,750,521
Facebook, Cl. A	82,029	[a]	6,461,424
Google, Cl. A	11,189	[a]	6,140,187
Google, Cl. C	18,369	[a]	9,870,552
salesforce.com	137,140	[a]	9,986,535
Visa, Cl. A	132,568		8,756,116
			52,965,335
Technology Hardware &
Equipment—7.1%
Apple	221,159		27,678,049
Cisco Systems	454,937		13,115,834
			40,793,883
Telecommunication Services—.1%
Windstream Holdings	60,099		701,955

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Transportation—.5%
Delta Air Lines	67,832	3,028,020
Total Common Stocks
(cost $479,040,543)		573,879,912

Other Investment—.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,633,765)	3,633,765 [b]	3,633,765
Total Investments (cost $482,674,308)	100.0%	577,513,677
Cash and Receivables (Net)	.0%	177,714
Net Assets	100.0%	577,691,391
ETF—Exchange-Traded Fund
a Non-income producing security.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banks	10.6	Retailing	3.3
Energy	9.6	Semiconductors &
Software & Services	9.2	Semiconductor Equipment	3.3
Health Care Equipment & Services	8.4	Insurance	2.6
Food, Beverage & Tobacco	7.9	Food & Staples Retailing	2.3
Pharmaceuticals,		Consumer Services	1.4
Biotech & Life Sciences	7.9	Exchange-Traded Funds	1.0
Technology Hardware		Automobiles & Components	.7
& Equipment	7.1	Money Market Investment	.6
Diversified Financials	7.0	Real Estate	.5
Materials	5.7	Transportation	.5
Capital Goods	5.6	Telecommunication Services	.1
Media	4.7		100.0

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	479,040,543	573,879,912
Affiliated issuers	3,633,765	3,633,765
Receivable for investment securities sold		10,087,214
Dividends receivable		469,491
Receivable for shares of Capital Stock subscribed		601
		588,070,983
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		469,823
Cash overdraft due to Custodian		144,323
Payable for investment securities purchased		9,684,181
Interest payable—Note 2		510
Payable for shares of Capital Stock redeemed		80,755
		10,379,592
Net Assets ($)		577,691,391
Composition of Net Assets ($):
Paid-in capital		444,563,851
Accumulated undistributed investment income—net		1,427,125
Accumulated net realized gain (loss) on investments		36,861,046
Accumulated net unrealized appreciation (depreciation) on
investments		94,839,369
Net Assets ($)		577,691,391
Shares Outstanding
(245 million shares of $.001 par value Capital Stock authorized)		16,454,829
Net Asset Value, offering and redemption price per share ($)		35.11
See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $6,573 foreign taxes withheld at source):
Unaffiliated issuers	5,401,757
Affiliated issuers	1,326
Income from securities lending—Note 1(b)	8,042
Total Income	5,411,125
Expenses:
Management fee—Note 3(a)	2,633,893
Distribution fees—Note 3(b)	292,654
Directors’ fees—Note 3(a,c)	19,181
Loan commitment fees—Note 2	2,560
Interest expense —Note 2	510
Total Expenses	2,948,798
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(19,181)
Net Expenses	2,929,617
Investment Income—Net	2,481,508
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	37,143,749
Net unrealized appreciation (depreciation) on investments	(14,697,950)
Net Realized and Unrealized Gain (Loss) on Investments	22,445,799
Net Increase in Net Assets Resulting from Operations	24,927,307

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	2,481,508	3,841,246
Net realized gain (loss) on investments	37,143,749	60,135,736
Net unrealized appreciation
(depreciation) on investments	(14,697,950)	1,923,059
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,927,307	65,900,041
Dividends to Shareholders from ($):
Investment income—net	(2,355,293)	(3,662,778)
Net realized gain on investments	(60,119,282)	(93,094,069)
Total Dividends	(62,474,575)	(96,756,847)
Capital Stock Transactions ($):
Net proceeds from shares sold	4,865,223	10,292,272
Dividends reinvested	59,895,845	92,470,836
Cost of shares redeemed	(38,434,119)	(67,019,608)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	26,326,949	35,743,500
Total Increase (Decrease) in Net Assets	(11,220,319)	4,886,694
Net Assets ($):
Beginning of Period	588,911,710	584,025,016
End of Period	577,691,391	588,911,710
Undistributed investment income—net	1,427,125	1,300,910
Capital Share Transactions (Shares):
Shares sold	138,745	282,183
Shares issued for dividends reinvested	1,752,867	2,699,912
Shares redeemed	(1,087,937)	(1,846,421)
Net Increase (Decrease) in Shares Outstanding	803,675	1,135,674

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015					Year Ended October 31,
		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		37.63		40.23	32.56	29.35	28.54	24.51
Investment Operations:
Investment income—net [a]		.15		.24	.32	.27	.23	.18
Net realized and unrealized
gain (loss) on investments		1.35		3.86	7.67	3.22	.79	4.01
Total from Investment Operations		1.50		4.10	7.99	3.49	1.02	4.19
Distributions:
Dividends from
investment income—net		(.15)		(.24)	(.32)	(.28)	(.21)	(.16)
Dividends from net realized
gain on investments		(3.87)		(6.46)	—	—	—	—
Total Distributions		(4.02)		(6.70)	(.32)	(.28)	(.21)	(.16)
Net asset value, end of period		35.11		37.63	40.23	32.56	29.35	28.54
Total Return (%)		4.31	[b]	11.91	24.72	11.95	3.56	17.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.01	[c]	1.01	1.01	1.01	1.01	1.01
Ratio of net expenses
to average net assets		1.00	[c]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets		.85	[c]	.65	.90	.85	.76	.65
Portfolio Turnover Rate		33.34	[b]	69.22	118.87	70.82	84.19	78.04
Net Assets, end of period
($ x 1,000)		577,691		588,912	584,025	522,560	516,493	586,726

a	Based on average shares outstanding.
b	Not annualized.
c Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Disciplined Stock Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unad-

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last

16

sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments.

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	564,252,083	—	—	564,252,083
Equity Securities—
Foreign
Common Stocks†	3,763,849	—	—	3,763,849
Exchange—
Traded Funds	5,863,980	—	—	5,863,980
Mutual Funds	3,633,765	—	—	3,633,765

† See Statement of Investments for additional detailed categorizations.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at

18

least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2015,The Bank of New York Mellon earned $2,238 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,266,457	58,767,040	56,399,732	3,633,765.6
Dreyfus
Institutional
Cash
Advantage
Fund	1,195,744	27,002,301	28,198,045	—	—
Total	2,462,201	85,769,341	84,597,777	3,633,765.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $4,557,893 and long-term capital gains $92,198,954.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion

20

of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2015 was approximately $92,300 with a related weighted average annualized interest rate of 1.11%.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2015, fees reimbursed by Dreyfus amounted to $19,181.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund may pay annually up to .10% of the value of its average daily net assets to compensate BNY Mellon and Dreyfus for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of fund shares. During the period ended April 30, 2015, the fund was charged $292,654 pursuant to the Distribution Plan.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $424,841 and Distribution Plan fees $48,075, which are offset against an expense reimbursement currently in effect in the amount of $3,093.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2015, amounted to $195,115,221 and $228,016,739, respectively.

At April 30, 2015, accumulated net unrealized appreciation on investments was $94,839,369, consisting of $100,418,123 gross unrealized appreciation and $5,578,754 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and noted that the fund’s performance was higher than the return of the benchmark for four of the ten calendar years shown.

Representatives of Dreyfus discussed the proprietary quantitative model used to identify and rank stocks and noted that the model screens each stock for relative attractiveness within its economic sector and industry and that the portfolio managers review model outputs on a regular basis and maintain the flexibility to adapt the screening criteria to changes in market conditions. Dreyfus representatives discussed and expressed continued confidence in the investment approach notwithstanding the relative underperformance.

24

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group median and at the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board agreed to closely monitor performance.

26

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 27

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Money Market

Reserves

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
21	Information About the Renewal of the Fund’s
Investment Management Agreement

FOR MORE INFORMATION
Back Cover

Dreyfus
Money Market Reserves

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Money Market Reserves, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer term U.S.Treasury securities fared relatively well over the reporting period when long-term interest rates fell amid robust demand from investors seeking relatively safe havens in the midst of disappointing global growth, deflationary pressures, and intensifying geopolitical conflicts. Yet, yields of money market instruments remained anchored near zero percent by an unchanged target for overnight interest rates.Yields also experienced downward pressure from robust demand for a relatively limited supply of money market-eligible instruments.

We remain optimistic regarding the outlook for the U.S. economy. The domestic economic recovery has continued, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address persistent global economic weakness. However, we expect short-term interest rates to remain low for some time to come, particularly in light of weaker-than-expected U.S. GDP growth over the first quarter of 2015. Moreover, eventual rate hikes are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014 through April 30, 2015, as provided by Patricia A. Larkin, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Money Market Reserves’ Investor shares produced an annualized yield of 0.00%, and Class R shares yielded 0.00%. Taking into account the effects of compounding, the fund’s Investor shares and Class R shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

Despite a sustained U.S. economic recovery and a shift to a more moderately accommodative monetary policy, money market yields remained anchored near zero percent when the target for the federal funds rate stayed unchanged in a range between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks a high level of current income consistent with stability of principal. To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities; certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party agreements; asset-backed securities; domestic and foreign commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest.

Economic Recovery Was Sustained but Choppy

The reporting period began in the midst of a sustained U.S. economic recovery that produced a robust 5.0% annualized GDP growth rate during the third quarter of 2014, the measure’s strongest quarterly performance since 2003. The recovery persisted over the fourth quarter of the year, but GDP growth decelerated to a 2.2% annualized rate. In November, the unemployment rate ticked higher to 5.8% even though 423,000 new jobs were added. Moreover, hourly earnings rose by 0.4%, sug-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

gesting that the recovery’s benefits might be broadening to more Americans. Plunging heating oil and gasoline prices contributed to an inflation rate of –0.3%, giving consumers greater buying power during the holiday season. December brought more positive economic news as the unemployment rate slipped to 5.6% and an estimated 329,000 jobs were created.

January 2015 saw not just the creation of 201,000 new jobs, but compensation for hourly workers jumped by its largest margin since the recession. A slight increase in the unemployment rate to 5.7% was attributed to more workers entering the labor force. The unemployment rate dipped to 5.5% in February, and 266,000 jobs were created, mainly in the food services, professional and business services, construction, health care, transportation, and warehousing industries.Wages and personal incomes also moved higher during the month, while energy prices rebounded from previously depressed levels. On a more negative note, exports and orders for durable goods weakened in February, and retail sales proved disappointing. The unemployment rate was unchanged in March, and job creation data moderated to 85,000 positions, the smallest gain in 15 months.Yet, average hourly wages rose 0.3% during the month, helping to push the personal savings rate to its highest level in more than two years. On the other hand, an appreciating U.S. dollar drove the U.S. trade deficit to a six-and-a-half year high in March, and U.S. GDP grew at an estimated — and anemic — 0.2% annualized rate during the first quarter of 2015.

In April, the unemployment rate slid to 5.4% and 223,000 new jobs were created, lending credence to the Federal Reserve Board (the “Fed”)’s comments that the forces behind the winter soft patch were transitory. Average hourly earnings continued to advance modestly during the month, and the manufacturing and service sectors of the economy continued to expand.The housing market also showed renewed signs of life in April when housing starts surged about 9% above year-ago levels and permit issuance for new construction climbed about 6% on a year-over-year basis. In contrast, industrial production dropped for the fifth consecutive month, which some analysts attributed in part to seasonal factors and the impact of lower commodity prices on mining output.

4

Fed in No Hurry to Raise Rates

Although investors grew concerned in February that the Fed might raise short-term interest rates during the first half of 2015, they soon delayed their expectations of the timing of rate hikes in light of the first quarter’s disappointing growth rate. For its part, the Fed has reiterated that its target for short-term interest rates “remains appropriate” and that policymakers will continue to monitor labor markets and inflationary pressures in determining the timing of future rate hikes.

Therefore, we have maintained the fund’s weighted average maturity in a range we consider to be in line with industry averages, and we have remained focused on well-established issuers with good quality and liquidity characteristics. In our view, these remain prudent strategies until it becomes clearer that higher short-term rates are imminent.

May 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings, and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time.
Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Reserves from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015
	Investor Shares	Class R Shares
Expenses paid per $1,000†	$.84	$.89
Ending value (after expenses)	$1,000.00	$1,000.00

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015
	Investor Shares	Class R Shares
Expenses paid per $1,000†	$.85	$.90
Ending value (after expenses)	$1,023.95	$1,023.90

† Expenses are equal to the fund’s annualized expense ratio of .17% for Investor shares and .18% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES

WITH THOSE OF OTHER FUNDS (Unaudited)

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—28.7%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.29%, 10/14/15	5,000,000		5,000,000
Credit Suisse New York (Yankee)
0.20%, 6/4/15	5,000,000		5,000,000
DZ Bank AG (Yankee)
0.20%, 7/8/15	5,000,000		5,000,000
Mizuho Bank Ltd/NY (Yankee)
0.24%, 5/6/15	5,000,000		5,000,000
Norinchukin Bank/NY (Yankee)
0.24%, 6/16/15	5,000,000		5,000,000
Rabobank Nederland/NY (Yankee)
0.30%, 10/23/15	5,000,000		5,000,000
Standard Chartered Bank (Yankee)
0.22%, 6/2/15	5,000,000	[a]	5,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 6/17/15	5,000,000	[a]	5,000,000
Toronto Dominion Bank NY (Yankee)
0.25%, 5/6/15	5,000,000	[b]	5,000,000
Wells Fargo Bank, NA
0.32%, 5/1/15	5,000,000	[b]	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $50,000,000)			50,000,000

Commercial Paper—29.3%
Bank of Nova Scotia
0.33%, 5/1/15	5,000,000	[a,b]	5,000,000
Barclays US Funding LLC
0.13%, 5/1/15	7,000,000	[a]	7,000,000
Caisse des Depots et Consignations
0.19%, 7/17/15	5,000,000		4,997,968
Commonwealth Bank of Australia
0.28%, 5/20/15	5,000,000	[a,b]	5,000,000
DBS Bank Ltd./Singapore
0.24%, 7/6/15	5,000,000	[a]	4,997,800
Erste Abwicklungsanstalt
0.26%, 7/17/15	8,000,000	[a]	7,995,551
HSBC Bank PLC
0.33%, 5/21/15	5,000,000	[a,b]	5,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Mitsubishi UFJ Trust and Banking Corp.
0.23%, 5/22/15	5,000,000	[a]	4,999,329
Westpac Banking Corp.
0.28%, 5/11/15	6,000,000	[a,b]	6,000,000
Total Commercial Paper
(cost $50,990,648)			50,990,648

Asset-Backed Commercial Paper—13.2%
Antalis U.S. Funding Corp.
0.16%, 5/18/15	7,000,000	[a]	6,999,471
Bedford Row Funding
0.26%, 7/6/15	5,000,000	[a]	4,997,617
Collateralized Commercial Paper II Co., LLC
0.30%, 6/9/15	5,000,000	[a]	4,998,375
Regency Markets No. 1 LLC
0.15%, 5/20/15	6,000,000	[a]	5,999,525
Total Asset-Backed Commercial Paper
(cost $22,994,988)			22,994,988

Time Deposits—8.0%
Credit Agricole (Grand Cayman)
0.07%, 5/1/15	7,000,000		7,000,000
Lloyds Bank (London)
0.05%, 5/1/15	7,000,000		7,000,000
Total Time Deposits
(cost $14,000,000)			14,000,000

Repurchase Agreements—20.7%
Barclays Capital, Inc.
0.10%, dated 4/30/15, due 5/1/15 in the
amount of $16,000,044 (fully collateralized by
$16,361,000 U.S. Treasury Notes, 1.38%,
due 4/30/20, value $16,320,098)	16,000,000		16,000,000

8

		Principal
Repurchase Agreements (continued)		Amount ($)	Value ($)
TD Securities (USA) LLC
0.10%, dated 4/30/15, due 5/1/15 in the
amount of $20,000,056 (fully collateralized by
$15,461,800 U.S. Treasury Bonds, 9%, due 11/15/18,
value $20,390,569 and $9,100 U.S. Treasury Notes,
3%, due 9/30/16, value $9,452)		20,000,000	20,000,000
Total Repurchase Agreements
(cost $36,000,000)			36,000,000

Total Investments (cost $173,985,636)		99.9%	173,985,636

Cash and Receivables (Net)		.1%	162,224

Net Assets		100.0%	174,147,860

a		Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, these
	securities amounted to $78,987,668 or 45.4% of net assets.
b	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	63.2	Asset-Backed/Multi-Seller Programs	3.5
Repurchase Agreements	20.7	Savings and Loan	2.8
Asset-Backed/Banking	5.7
Asset-Backed/Special Purpose Entity	4.0		99.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $36,000,000)—Note 1(b)	173,985,636	173,985,636
Cash		165,022
Interest receivable		19,881
Receivable for shares of Capital Stock subscribed		59
		174,170,598
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		19,688
Payable for shares of Capital Stock redeemed		3,050
		22,738
Net Assets ($)		174,147,860
Composition of Net Assets ($):
Paid-in capital		174,147,554
Accumulated net realized gain (loss) on investments		306
Net Assets ($)		174,147,860

Net Asset Value Per Share
	Investor Shares	Class R Shares
Net Assets ($)	154,996,373	19,151,487
Shares Outstanding	154,996,116	19,151,437
Net Asset Value Per Share ($)	1.00	1.00
See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Interest Income	159,003
Expenses:
Management fee—Note 2(a)	460,771
Distribution Plan fees (Investor Shares)—Note 2(b)	154,413
Directors’ fees—Note 2(a,c)	14,766
Total Expenses	629,950
Less—reduction in expenses due to undertaking—Note 2(a)	(456,207)
Less—Directors’ fees reimbursed by Dreyfus—Note 2(a)	(14,766)
Net Expenses	158,977
Investment Income—Net, representing net increase in
net assets resulting from operations	26

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	26	70
Net realized gain (loss) on investments	—	634
Net Increase (Decrease) in Net Assets
Resulting from Operations	26	704
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(22)	(55)
Class R Shares	(4)	(15)
Total Dividends	(26)	(70)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Investor Shares	93,129,431	182,967,163
Class R Shares	155,918,382	170,274,717
Dividends reinvested:
Investor Shares	22	55
Class R Shares	4	4
Cost of shares redeemed:
Investor Shares	(88,458,974)	(210,349,839)
Class R Shares	(182,980,668)	(185,373,041)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(22,391,803)	(42,480,941)
Total Increase (Decrease) in Net Assets	(22,391,803)	(42,480,307)
Net Assets ($):
Beginning of Period	196,539,663	239,019,970
End of Period	174,147,860	196,539,663

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015					Year Ended October 31,
Investor Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]		.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a]		(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period		1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]		.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.72	[c]	.71	.71	.71	.71	.71
Ratio of net expenses
to average net assets		.17	[c]	.15	.18	.25	.24	.29
Ratio of net investment income
to average net assets[b]		.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period
($ x 1,000)		154,996		150,326	177,708	174,659	208,675	328,806

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2015					Year Ended October 31,
Class R Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]		.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a]		(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period		1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]		.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.52	[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets		.18	[c]	.15	.18	.25	.24	.29
Ratio of net investment income
to average net assets[b]		.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period
($ x 1,000)		19,151		46,214	61,312	95,408	80,785	140,848
a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Money Market Reserves (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is to seek a high level of current income consistent with stability of principal. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 2 billion shares of $.001 par value Capital Stock in each of the following classes of shares: Investor and Class R. Investor shares are sold primarily to retail investors through financial intermediaries and bear a Distribution Plan fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	173,985,636
Level 3—Significant Unobservable Inputs	—
Total	173,985,636
† See Statement of Investments for additional detailed categorizations.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

18

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2015, fees reimbursed by Dreyfus amounted to $14,766.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $456,207 during the period ended April 30, 2015.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% (currently limited by the Board to .20%) of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Investor shares. During the period ended April 30, 2015, Investor shares were charged $154,413 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $66,300 and Distribution Plan fees $25,840, which are offset against an expense reimbursement currently in effect in the amount of $72,452.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

20

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally within one basis point of the Performance Group and Performance Universe medians for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was at the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by

22

Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

24

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 25

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Opportunistic Emerging

Markets Debt Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Options Written
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
46	Information About the Renewal of
the Fund’s Management and
Sub-Investment Advisory Agreements

FOR MORE INFORMATION

Back Cover

Dreyfus
Opportunistic Emerging
Markets Debt Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Emerging Markets Debt Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International bonds generally lost a degree of value for U.S. residents over the reporting period.Although many fixed-income markets fared well in local currency terms amid falling interest rates sparked by increasingly accommodative monetary policies, a strengthening U.S. dollar against most other major currencies more than offset those gains. Strength in the U.S. dollar was mainly the result of intensifying demand for domestic investments, including U.S.Treasury securities, as international bond yields reached historically low levels and nervous investors sought refuge from global economic weakness in the faster growing U.S. market.

We remain optimistic regarding the long-term outlook for the U.S. and global economies. We believe aggressively accommodative monetary policies in Europe and Japan should boost economic activity, oil prices are stabilizing, and foreign currency exchange rates have become less volatile.Yet, we expect economic growth to gain more traction in some countries than others, suggesting that selectivity may become a more important determinant of success in international fixed-income markets. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Alexander Kozhemiakin and Javier Murcio, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Opportunistic Emerging Markets Debt Fund’s Class A shares produced a total return of –6.62%, Class C shares returned –6.98%, Class I shares returned –6.50%, and Class Y shares returned –6.56%.1 In comparison, the JP Morgan Emerging Markets Bond Index Global (the “Index”), a broad-based index, produced a 0.70% total return. A composite index composed of 50% Emerging Markets local currency bonds (JP Morgan Global Bond Index – Emerging Markets Global Diversified Index), 25% U.S. dollar-denominated sovereign and quasi-sovereign bonds (JP Morgan Emerging Markets Bond Global Index) and 25% U.S. dollar-denominated corporate bonds (JP Morgan Corporate Emerging Markets Bond Index Diversified)—which we believe more accurately reflects the market sectors in which the fund invests—produced a –3.51% total return for the same period.2

Bonds in the emerging markets proved volatile over the reporting period, and returns were further dampened for U.S. residents by a strengthening U.S. dollar against most other currencies. The fund underperformed its composite index, primarily due to weakness among holdings in Russia, Brazil, Colombia, and China.

The Fund’s Investment Approach

The fund seeks to maximize total return. To pursue its goal, the fund normally invests at least 80% of its net assets in debt instruments of emerging market issuers, and in derivative instruments that provide investment exposure to such securities. Bonds and debt instruments of emerging market issuers include those issued by corporations, governments, central banks, or supranational organizations. The fund’s investments may be denominated in U.S. dollars, European euros, Japanese yen, or the local currency of issue.

Our investment process uses in-depth fundamental country, issuer, and currency analysis disciplined by proprietary quantitative valuation models. A “top down” analysis of macroeconomic, financial, and political variables guides country, issuer, and currency allocation.We look for shifts in country fundamentals and consider the risk-adjusted attractiveness of currency, issuer, and duration returns for each country. Using these inputs, we seek to identify the best opportunities on a risk-adjusted basis across emerging market debt instruments, currencies, and local interest rates.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Macroeconomic Shifts Drove Emerging Markets

Although many emerging economies showed signs of growth during the reporting period, their progress proved uneven in the face of shifting macroeconomic devel-opments.The Chinese economy was supported by quantitative easing from its central bank while India benefited from lower oil prices and the new government’s reform agenda. Conversely, lower oil prices provided a tailwind in markets that import energy commodities. Manufactured goods exporters, such as Mexico, benefited from strong consumer demand in the United States but were hurt by the increasing value of the U.S. dollar versus most other currencies.

Although economic uncertainty and deflation fears sparked broad-based bond market declines over the final months of 2014, fixed-income market performance improved in 2015. Bonds of oil-importing nations rebounded sharply as investors recognized the benefits of lower fuel costs and more aggressively accommodative monetary policies, and Russian bonds recovered after being punished more severely than warranted by underlying market fundamentals. However, returns for U.S. residents were dampened throughout the reporting period when the U.S. dollar appreciated sharply against most other currencies.

Fund Strategies Produced Mixed Results

Despite good underlying credit fundamentals, the fund’s relative performance was hurt by its holdings of Russian bonds, which struggled with falling oil prices and economic sanctions imposed over the conflict with Ukraine.The fund’s relative performance was further constrained by weakness among corporate bonds in Colombia, which were hit hard by declining oil prices, and Brazil, where a scandal involving the nation’s largest oil producer weighed on the local market. In China, real estate-related bonds suffered amid concerns about the impact of the country’s persistent economic slowdown on property markets.

The fund achieved better results from its currency positions, including generally overweighted exposure to the U.S. dollar and underweighted exposure to the Romanian Leu and Hungarian Forint. An underweighted position in local currency-denominated bonds in Nigeria and lack of exposure to Ukrainian bonds further supported fund performance. Additionally, more ample exposure to sovereign and quasi-sovereign bonds in India and Indonesia fared well amid more optimistic economic outlooks, given the new governments in those two countries.

The fund employed forward contracts to establish its currency strategies.

4

Differentiated Prospects Across Emerging Markets

After nearly three years of synchronized economic trends, we recently have seen more differentiated prospects across various emerging markets. With selectivity likely to be a more critical determinant of investment results, we have maintained underweighted exposure to local currencies in favor of the U.S. dollar. We have favored emerging markets where bond yields are less vulnerable to an eventual tightening of US monetary policy and we have retained underweighted exposure to developing countries that rely on exports of natural resources. In our view, these are prudent strategies in a changing global fixed-income marketplace.

Please note that the Board of Directors for the fund has approved the liquidation of the fund, effective on or about June 30, 2015 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of fund management, the assets of the fund will be liquidated and the fund will cease to pursue its investment objective and policies. The liquidation of the fund may result in one or more taxable events for shareholders subject to federal income tax.

May 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-
rate changes, and rate increases can cause price declines.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rate, political factors, and government control.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.
The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps
(including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit
derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses byThe Dreyfus Corporation pursuant to an agreement in effect until March 1, 2016. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: FACTSET—JP Morgan Emerging Markets Global Bond Index tracks total returns for United States
Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. JP Morgan Government Bond Index – Emerging Markets Global Diversified Index is a
comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed rate, domestic currency government bonds to which international investors can gain exposure. JPMorgan Corporate Emerging Markets Bond
Index Diversified (“CEMBI Diversified”) is a uniquely weighted version of the Corporate Emerging Markets Bond
Index (“CEMBI”) that limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.The countries covered in the CEMBI
Diversified are identical to those covered by the CEMBI. It is not possible to invest directly in any unmanaged Index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Emerging Markets Debt Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.99	$9.57	$4.80	$4.80
Ending value (after expenses)	$933.80	$930.20	$935.00	$934.40

COMPARING YOUR FUND’S EXPENSES

WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.26	$9.99	$5.01	$5.01
Ending value (after expenses)	$1,018.60	$1,014.88	$1,019.84	$1,019.84

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C, 1.00% for
Class I and 1.00 for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)†

		Coupon	Maturity	Principal
Bonds and Notes—89.7%		Rate (%)	Date	Amount ($)[a]		Value ($)
Argentina—1.0%
YPF,
Sr. Unscd. Notes		8.50	7/28/25	180,000	[b]	183,375
Brazil—10.3%
Banco Nacional
de Desenvolvimento
Economico e Social,
Sr. Unscd. Notes		5.75	9/26/23	200,000		213,100
Brazil Minas,
Govt. Gtd. Notes		5.33	2/15/28	210,000		206,850
Brazilian Government,
Treasury Bills	BRL	0.00	4/1/16	100,000	[c]	29,514
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	930,000		304,563
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	2,050,000		618,501
Odebrecht Finance,
Gtd. Notes		7.13	6/26/42	200,000		179,250
Oi,
Sr. Unscd. Notes		5.75	2/10/22	210,000		177,975
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000		145,000
						1,874,753
Chile—2.2%
Empresa Nacional del Petroleo,
Sr. Unscd. Notes		4.38	10/30/24	200,000	[b]	204,553
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	200,000		200,067
						404,620
China—4.5%
Alibaba Group Holding,
Gtd. Notes		3.60	11/28/24	200,000	[b]	199,502
China Cinda Finance 2014,
Gtd. Notes		5.63	5/14/24	210,000	[b]	228,456
China Cinda Finance 2015,
Gtd. Notes		3.13	4/23/20	200,000	[b]	197,936
Sinopec Group Overseas
Development 2015,
Gtd. Notes		2.50	4/28/20	200,000	[b]	198,676
						824,570

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Colombia—6.5%
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/30	735,900,000		318,605
Emgesa,
Sr. Unscd. Notes		COP	8.75	1/25/21		153,000,000
69,955
Empresas Publicas
de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/24	170,000,000	[b]	71,183
Empresas Publicas
de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,022,000,000		457,540
Findeter,
Sr. Unscd. Notes	COP	7.88	8/12/24	335,000,000	[b]	143,310
Pacific Rubiales Energy,
Gtd. Notes		7.25	12/12/21	140,000		111,300
						1,171,893
Curacao—1.0%
SUAM Finance,
Gtd. Notes		4.88	4/17/24	175,000	[b]	184,012
Dominican Republic—.6%
Dominican Republic
Government,
Sr. Unscd. Notes		6.85	1/27/45	110,000	[b]	115,500
Hungary—.4%
Hungarian Government,
Bonds, Ser. 31/A	HUF	3.25	10/22/31	12,740,000		44,132
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	4,600,000		20,310
						64,442
India—1.3%
Rolta Americas,
Gtd. Notes		8.88	7/24/19	280,000	[b]	243,600
Indonesia—7.0%
Indo Energy Finance,
Sr. Scd. Notes		7.00	5/7/18	200,000		167,000
Indonesian Government,
Sr. Unscd. Notes		5.13	1/15/45	200,000	[b]	206,500
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR64	IDR	6.13	5/15/28	2,730,000,000		180,757

8

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]	Value ($)
Indonesia (continued)
Indonesian Government,
Sr. Unscd. Bonds		7.75	1/17/38	100,000	136,875
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	171,000,000	13,802
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	2,000,000,000	160,069
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	2,065,000,000	174,679
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR27	IDR	9.50	6/15/15	2,107,000,000	162,983
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR44	IDR	10.00	9/15/24	761,000,000	67,347
					1,270,012
Ivory Coast—1.1%
Ivory Coast Government,
Sr. Unscd. Notes		5.38	7/23/24	200,000	193,366
Jamaica—1.1%
Digicel Group,
Sr. Unscd. Notes		7.13	4/1/22	200,000	189,875
Kazakhstan—1.1%
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000	206,000
Kenya—1.2%
Kenyan Government,
Sr. Unscd. Notes		6.88	6/24/24	200,000	212,000
Macau—1.1%
MCE Finance,
Gtd. Notes		5.00	2/15/21	200,000	191,000
Mexico—15.3%
America Movil,
Sr. Unscd. Notes	MXN	6.00	6/9/19	2,680,000	175,051
American Movil,
Gtd. Bonds	MXN	8.46	12/18/36	2,600,000	170,279
CEMEX Espana,
Sr. Scd. Notes		9.88	4/30/19	300,000	332,814
Comision Federal
de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	200,000	215,900

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Mexico (continued)
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	200,000		220,000
Metalsa,
Gtd. Notes		4.90	4/24/23	235,000		231,475
Mexican Government,
Bonds, Ser. S	MXN	4.00	11/15/40	225,000		84,010
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	405,000		27,650
Mexichem,
Gtd. Notes		5.88	9/17/44	200,000	[b]	199,000
Petroleos Mexicanos,
Gtd. Notes		4.25	1/15/25	80,000	[b]	80,680
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	1,440,000		91,279
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	5,055,000	[b]	320,427
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	2,595,000		175,033
Red de Carreteras
de Occidente,
Sr. Scd. Notes	MXN	9.00	6/10/28	2,700,000		172,863
Southern Copper,
Sr. Unscd. Notes		5.88	4/23/45	60,000		59,298
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		211,020
						2,766,779
Morocco—1.2%
OCP,
Sr. Unscd. Notes		5.63	4/25/24	200,000		214,290
Panama—2.2%
Global Bank,
Sr. Unscd. Notes		5.13	10/30/19	200,000	[b]	207,000
Panamanian Government,
Sr. Unscd. Bonds, Ser. A		5.63	7/25/22	180,000		199,958
						406,958
Peru—2.9%
BBVA Banco Continental,
Sub. Notes		5.25	9/22/29	120,000	[b,d]	124,200

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Peru (continued)
Corporacion Financiera de
Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	200,000		214,600
Fondo Mivivienda,
Sr. Unscd. Notes		3.50	1/31/23	150,000		148,800
Peruvian Government,
Bonds	PEN	6.71	2/12/55	130,000		40,228
						527,828
Poland—3.7%
Polish Government,
Bonds, Ser. 0725	PLN	3.25	7/25/25	1,615,000		473,093
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	585,000		198,410
						671,503
Russia—6.7%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000		85,459
Gazprom,
Sr. Unscd. Bonds		6.00	11/27/23	200,000	[b]	186,000
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,700,000		277,893
Russian Agricultural Bank,
Sr. Unscd. Notes		5.30	12/27/17	200,000		192,214
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	100,000		101,430
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	5,900,000		105,355
Vnesheconombank,
Sr. Unscd. Notes		6.80	11/22/25	275,000		257,125
						1,205,476
South Africa—5.5%
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	4,330,000		319,312
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	275,000		23,111
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	4,690,000		471,237

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
South Africa (continued)
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	2,200,000	[b]	185,535
						999,195
Thailand—2.0%
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	11,700,000	[e]	366,296
Turkey—9.3%
Akbank TAS,
Sr. Unscd. Notes		4.00	1/24/20	200,000	[b]	194,948
Arcelik,
Sr. Unscd. Notes		5.00	4/3/23	200,000		192,240
Turk Telekomunikasyon,
Sr. Unscd. Notes		4.88	6/19/24	200,000	[b]	200,524
Turkish Government,
Sr. Unscd. Notes		4.88	4/16/43	200,000		193,750
Turkish Government,
Bonds, Ser. 5Y	TRY	6.30	2/14/18	465,000		160,721
Turkish Government,
Bonds	TRY	8.80	9/27/23	320,000		117,159
Turkish Government,
Bonds	TRY	10.50	1/15/20	1,083,255		427,409
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes		5.00	10/31/18	200,000	[b]	204,212
						1,690,963
Uruguay—.5%
Uruguayan Government,
Sr. Unscd. Notes	UYU	4.38	12/15/28	1,840,000		92,000
Total Bonds and Notes
(cost $17,759,475)						16,270,306

Short-Term Investments—.1%
U.S. Treasury Bills;
0.04%, 8/13/15
(cost $24,997)				25,000		24,999

12

Other Investment—9.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,622,194)	1,622,194 [f]	1,622,194

Total Investments (cost $19,406,666)	98.8%	17,917,499

Cash and Receivables (Net)	1.2%	218,015

Net Assets	100.0%	18,135,514

† Prepared on a liquidation basis—See Note 1.
a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
COP—Colombian Peso
HUF—Hungarian Forint
IDR—Indonesian Rupiah
MXN—Mexican New Peso
PEN—Peruvian New Sol
PLN—Polish Zloty
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish Lira
UYU—Uruguayan Peso
ZAR—South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, these securities were valued at $4,079,129 or 22.5% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate security—interest rate subject to periodic change.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Foreign/Governmental	58.3	Municipal Bonds	1.1
Corporate Bonds	30.3
Short-Term/Money Market Investments	9.1		98.8

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF OPTIONS WRITTEN

April 30, 2015 (Unaudited)†

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Brazilian Real,
June 2015 @ BRL 3.5	300,000	(393)
Hungarian Forint,
July 2015 @ HUF 295	200,000	(1,337)
Malaysian ringgit,
July 2015 @ MYR 3.8	200,000	(1,259)
South African Rand,
June 2015 @ ZAR 12.5	200,000	(1,658)
South African Rand,
July 2015 @ ZAR 13	200,000	(1,852)
Turkish Lira,
June 2015 @ TRY 2.7	200,000	(4,216)
Put Options:
Brazilian Real,
May 2015 @ BRL 2.8	260,000	(305)
Polish Zloty,
June 2015 @ PLN 3.6	200,000	(4,337)
Polish Zloty,
July 2015 @ PLN 3.7	200,000	(6,453)
(premiums received $31,410)		(21,810)

† Prepared on a liquidation basis—See Note 1.
BRL—Brazilian Real
HUF—Hungarian Forint
MYR—Malaysian Ringgit
PLN—Polish Zloty
TRY—Turkish Lira
ZAR—South African Rand

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)†

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			17,784,472	16,295,305
Affiliated issuers			1,622,194	1,622,194
Cash				16,331
Cash denominated in foreign currencies			16,635	16,477
Dividends and interest receivable				256,806
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				68,006
Receivable for investment securities sold				5,664
Unrealized appreciation on swap agreements—Note 4				213
Prepaid expenses				41,271
				18,322,267
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				13,477
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				101,802
Outstanding options written, at value (premiums received
$31,410)—See Statement of Options Written—Note 4				21,810
Payable for investment securities purchased				7,142
Swap premium received—Note 4				5,131
Unrealized depreciation on swap agreements—Note 4				2,058
Accrued expenses				35,333
				186,753
Net Assets ($)				18,135,514
Composition of Net Assets ($):
Paid-in capital				21,035,640
Accumulated distributions in excess of investment income—net				(28,728)
Accumulated net realized gain (loss) on investments				(1,355,748)
Accumulated net unrealized appreciation (depreciation)
on investments, options transactions, swap transactions
and foreign currency transactions				(1,515,650)
Net Assets ($)				18,135,514

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	8,566,376	15,676	8,554,702	998,760
Shares Outstanding	801,943	1,466	800,562	93,578
Net Asset Value Per Share ($)	10.68	10.69	10.69	10.67

† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

The Fund 15

16

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)†

Investment Income ($):
Income:
Interest (net of $1,717 foreign taxes withheld at source)	551,073
Dividends;
Affiliated issuers	641
Total Income	551,714
Expenses:
Management fee—Note 3(a)	66,147
Professional fees	26,302
Registration fees	26,080
Shareholder servicing costs—Note 3(c)	11,160
Custodian fees—Note 3(c)	6,288
Prospectus and shareholders’ reports	6,012
Directors’ fees and expenses—Note 3(d)	508
Loan commitment fees—Note 2	104
Distribution fees—Note 3(b)	59
Miscellaneous	20,490
Total Expenses	163,150
Less—reduction in expenses due to undertaking—Note 3(a)	(63,940)
Net Expenses	99,210
Investment Income—Net	452,504
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(753,370)
Net realized gain (loss) on options transactions	789
Net realized gain (loss) on financial futures	(18,212)
Net realized gain (loss) on swap transactions	3,644
Net realized gain (loss) on forward foreign currency exchange contracts	(61,983)
Net Realized Gain (Loss)	(829,132)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(837,486)
Net unrealized appreciation (depreciation) on options transactions	7,637
Net unrealized appreciation (depreciation) on financial futures	7,323
Net unrealized appreciation (depreciation) on swap transactions	(2,065)
Net unrealized appreciation (depreciation) on forward
foreign currency exchange contracts	(40,036)
Net Unrealized Appreciation (Depreciation)	(864,627)
Net Realized and Unrealized Gain (Loss) on Investments	(1,693,759)
Net (Decrease) in Net Assets Resulting from Operations	(1,241,255)

† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Period Ended
	(Unaudited)†	October 31, 2014
Operations ($):
Investment income—net	452,504	984,071
Net realized gain (loss) on investments	(829,132)	(309,718)
Net unrealized appreciation
(depreciation) on investments	(864,627)	(403,607)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,241,255)	270,746
Dividends to Shareholders from ($):
Investment income—net:
Class A	(283,066)	(529,013)
Class C	(411)	(665)
Class I	(293,155)	(551,724)
Class Y	(12,492)	(57)
Total Dividends	(589,124)	(1,081,459)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	—	5,887
Class C	185	7,487
Class I	5,000	11,000
Class Y	982,261	—
Dividends reinvested:
Class A	806	1,277
Class C	—	202
Class I	502	—
Class Y	12,462	—
Cost of shares redeemed:
Class I	(4,769)	—
Increase (Decrease) in Net Assets from
Capital Stock Transactions	996,447	25,853
Total Increase (Decrease) in Net Assets	(833,932)	(784,860)
Net Assets ($):
Beginning of Period	18,969,446	19,754,306
End of Period	18,135,514	18,969,446
Undistributed (distributions in excess of)
investment income—net	(28,728)	107,892

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2015	Period Ended
	(Unaudited)†	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	—	492
Shares issued for dividends reinvested	76	107
Net Increase (Decrease) in Shares Outstanding	76	599
Class C
Shares sold	17	632
Shares issued for dividends reinvested	—	17
Net Increase (Decrease) in Shares Outstanding	17	649
Class I
Shares sold	430	930
Shares issued for dividends reinvested	47	—
Shares redeemed	(445)	—
Net Increase (Decrease) in Shares Outstanding	32	930
Class Y
Shares sold	92,310	—
Shares issued for dividends reinvested	1,186	—
Net Increase (Decrease) in Shares Outstanding	93,496	—

† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the fiscal period indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Six Months Ended
		April 30, 2015		Year Ended October 31,
Class A Shares		(Unaudited)†		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period		11.83		12.33	12.50
Investment Operations:
Investment income—net[b]		.27		.60	.13
Net realized and unrealized
gain (loss) on investments		(1.07)		(.44)	(.19)
Total from Investment Operations		(.80)		.16	(.06)
Distributions:
Dividends from investment income—net		(.35)		(.66)	(.11)
Net asset value, end of period		10.68		11.83	12.33
Total Return (%)[c]		(6.62)[d]		1.36	(.44)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.97	[e]	2.18	2.92	[e]
Ratio of net expenses
to average net assets		1.25	[e]	1.25	1.25	[e]
Ratio of net investment income
to average net assets		5.04	[e]	4.97	2.92	[e]
Portfolio Turnover Rate		45.39	[d]	131.87	46.60	[d]
Net Assets, end of period ($ x 1,000)		8,566		9,482	9,881

†	Prepared on a liquidation basis—See Note 1.
a	From June 17, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e Annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Six Months Ended
		April 30, 2015		Year Ended October 31,
Class C Shares		(Unaudited)†		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period		11.80		12.32	12.50
Investment Operations:
Investment income—net[b]		.23		.51	.10
Net realized and unrealized
gain (loss) on investments		(1.06)		(.45)	(.19)
Total from Investment Operations		(.83)		.06	(.09)
Distributions:
Dividends from investment income—net		(.28)		(.58)	(.09)
Net asset value, end of period		10.69		11.80	12.32
Total Return (%)[c]		(6.98)[d]		.52	(.71)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		3.72	[e]	3.74	4.64	[e]
Ratio of net expenses
to average net assets		2.00	[e]	2.00	2.00	[e]
Ratio of net investment income
to average net assets		4.29	[e]	4.19	2.17	[e]
Portfolio Turnover Rate		45.39	[d]	131.87	46.60	[d]
Net Assets, end of period ($ x 1,000)		16		17	10

†	Prepared on a liquidation basis—See Note 1.
a	From June 17, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e Annualized.
See notes to financial statements.

20

		Six Months Ended
		April 30, 2015		Year Ended October 31,
Class I Shares		(Unaudited)†		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period		11.83		12.33	12.50
Investment Operations:
Investment income—net[b]		.29		.63	.14
Net realized and unrealized
gain (loss) on investments		(1.06)		(.44)	(.19)
Total from Investment Operations		(.77)		.19	(.05)
Distributions:
Dividends from investment income—net		(.37)		(.69)	(.12)
Net asset value, end of period		10.69		11.83	12.33
Total Return (%)		(6.50)[c]		1.61	(.38)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.72	[d]	1.92	2.67	[d]
Ratio of net expenses
to average net assets		1.00	[d]	1.00	1.00	[d]
Ratio of net investment income
to average net assets		5.29	[d]	5.22	3.17	[d]
Portfolio Turnover Rate		45.39	[c]	131.87	46.60	[c]
Net Assets, end of period ($ x 1,000)		8,555		9,469	9,863

†	prepared on a liquidation basis—see note 1.
a	from june 17, 2013 (commencement of operations) to october 31, 2013.
b	based on average shares outstanding.
c	Not annualized.
d Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015		Year Ended October 31,
Class Y Shares	(Unaudited)†		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	11.82		12.33	12.13
Investment Operations:
Investment income—net[b]	.19		.63	.13
Net realized and unrealized
gain (loss) on investments	(.97)		(.44)	.19
Total from Investment Operations	(.78)		.19	.32
Distributions:
Dividends from investment income—net	(.37)		(.70)	(.12)
Net asset value, end of period	10.67		11.82	12.33
Total Return (%)	(6.56)[c]		1.58	2.59	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.81	[d]	1.92	2.34	[d]
Ratio of net expenses
to average net assets	1.00	[d]	1.00	1.00	[d]
Ratio of net investment income
to average net assets	3.40	[d]	5.22	3.27	[d]
Portfolio Turnover Rate	45.39	[c]	131.87	46.60	[c]
Net Assets, end of period ($ x 1,000)	999		1	1

† Prepared on a liquidation basis—See Note 1.
a From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b Based on average shares outstanding.
c Not annualized.
[d] Annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Emerging Markets Debt Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective seeks to maximize total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Standish Mellon Asset Management Company LLC (“Standish”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

On April 28-29, 2015, the Company’s Board of Directors (the “Board”) approved the liquidation of the fund. Accordingly, effective May 27, 2015, no new or subsequent investments in the fund were permitted.The fund’s assets will be liquidated and the proceeds will be distributed to shareholders as of the close of business on or about June 30, 2015. The fund will be terminated, and accordingly shares of the fund will no longer be offered.The financial statements of the fund as of April 30, 2015 have been presented on a liquidation basis, which includes adjustments to present the estimated net realizable value and estimated net settlement amount of fund’s assets and liabilities, respectively, through the liquidation of the fund.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. ClassY shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and ClassY shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 799,600 of Class A, 800 of Class C and 799,600 of Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

24

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but

26

before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	5,486,537	—	5,486,537
Foreign Government	—	10,576,919	—	10,576,919
Municipal Bonds†	—	206,850	—	206,850
Mutual Funds	1,622,194	—	—	1,622,194
U.S. Treasury	—	24,999	—	24,999
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	68,006	—	68,006
Swaps††	—	213	—	213
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(101,802)	—	(101,802)
Options Written	—	(21,810)	—	(21,810)
Swaps††	—	(2,058)	—	(2,058)
†		See Statement of Investments for additional detailed categorizations.
††		Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the

28

amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	30,000	7,453,011	5,860,817	1,622,194	9.0

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

(f) Dividends to shareholders: Dividends are recorded on ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

30

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $494,922 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. If not applied, the fund has $311,034 of short-term capital losses and $183,888 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $1,081,459.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through June 30, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund,

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $63,940 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and Standish, Standish serves as the fund’s sub-investment adviser responsible for the day-to–day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval.The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets. During the period ended April 30, 2015, Class C shares were charged $59 pursuant to the Distribution Plan.

32

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $10,829 and $19, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $269 for transfer agency services and $7 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $6,288 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $11,155, Distribution Plan fees $10, Shareholder Services Plan fees $1,759, custodian fees $4,836, Chief Compliance Officer fees $3,682 and transfer agency fees $60, which are offset against an expense reimbursement currently in effect in the amount of $8,025.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2015, there were no redemption fees charged and retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions, forward contracts and swap transactions, during the period ended April 30, 2015, amounted to $7,464,326 and $7,819,703, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.

34

Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. At April 30, 2015, there were no financial futures outstanding.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies or as a substitute for an investment.The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty, if any, by the counterparty to the fund to cover the fund’s exposure to the counter-party. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

36

The following summarizes the fund’s call/put options written during the period ended April 30, 2015:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
October 31, 2014	190,000	2,901
Contracts written	3,660,000	47,168
Contracts terminated:
Contracts closed	900,000	10,843	6,715	4,128
Contracts expired	990,000	7,816	—	7,816
Total contracts terminated	1,890,000	18,659	6,715	11,944
Contracts Outstanding
April 30, 2015	1,960,000	31,410

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the coun-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

terparty.The following summarizes open forward contracts at April 30, 2015:

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
6/2/2015	[a]	790,000	248,100	259,094	10,994
6/2/2015	[b]	270,000	83,960	88,551	4,591
Indian Rupee,
Expiring
5/29/2015	[c]	42,515,000	675,640	664,831	(10,809)
Indonesian Rupiah,
Expiring
5/29/2015	[a]	233,895,000	17,594	17,931	337
Malaysian Ringgit,
Expiring
5/29/2015	[a]	2,500,000	678,979	700,024	21,045
Mexican New Peso,
Expiring:
5/29/2015	[a]	2,320,000	152,928	150,898	(2,030)
5/29/2015	[c]	3,820,000	251,718	248,461	(3,257)
5/29/2015	[d]	650,000	42,944	42,278	(666)
Philippines Peso,
Expiring
5/29/2015	[e]	1,890,000	42,106	42,370	264
Polish Zloty,
Expiring:
5/29/2015	[a]	85,000	22,860	23,588	728
5/29/2015	[e]	605,000	160,943	167,891	6,948
5/29/2015	[f]	1,025,000	276,280	284,444	8,164
Russian Ruble,
Expiring
5/29/2015	[e]	1,520,000	25,831	29,201	3,370
Sales:			Proceeds ($)
Brazilian Real,
Expiring
6/2/2015	[f]	1,020,000	315,936	334,526	(18,590)
Colombian Peso,
Expiring:
5/29/2015	[a]	1,201,405,000	471,648	502,868	(31,220)
5/29/2015	[f]	158,450,000	61,154	66,322	(5,168)
7/16/2015	[c]	174,965,000	70,164	72,888	(2,724)
Mexican New Peso,
Expiring
5/29/2015	[b]	3,435,000	225,811	223,420	2,391

38

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Peruvian New Sol,
Expiring:
5/29/2015	[b]	620,000	196,607	197,132	(525)
5/29/2015	[c]	790,000	250,873	251,184	(311)
6/11/2015	[c]	625,000	201,288	198,286	3,002
Romanian Leu,
Expiring
5/29/2015	[a]	920,000	223,499	233,406	(9,907)
Singapore Dollar,
Expiring
5/29/2015	[c]	310,000	230,192	234,135	(3,943)
South African Rand,
Expiring:
5/29/2015	[c]	2,515,000	211,592	210,374	1,218
5/29/2015	[f]	2,380,000	196,907	199,083	(2,176)
South Korean Won,
Expiring:
5/29/2015	[a]	283,190,000	255,547	263,944	(8,397)
5/29/2015	[c]	89,580,000	81,413	83,492	(2,079)
Thai Baht,
Expiring
5/29/2015	[a]	1,300,000	39,871	39,398	473
Turkish Lira,
Expiring
5/29/2015	[a]	410,000	156,547	152,066	4,481
Gross Unrealized Appreciation					68,006
Gross Unrealized Depreciation					(101,802)

Counterparties:
a JP Morgan Chase Bank
b Morgan Stanley Capital Services
c Citigroup
d Goldman Sachs International
e Barclays Bank
f Deutsche Bank

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared.The fund enters into these agreements to hedge certain

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is

40

paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum pay-outs for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on sovereign issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.The following summarizes open credit default swaps entered into by the fund at April 30, 2015:

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

OTC—Credit Default Swaps

				(Pay)			Upfront
				Receive	Implied		Premiums	Unrealized
Reference		Notional		Fixed	Credit	Market	Received	Appreciation
	Obligation ($)	Amount ($)[2]		Rate (%)	Spread (%)[3]	Value ($)	(Paid) ($)	(Depreciation) ($)
Sales Contracts:[1]
Russian Federation,
7.5%, 03/31/2030,
	9/20/2015+	400,000	[a]	1.00	284.86	(2,447)	(2,660)	213
Russian Federation,
7.5%, 03/31/2030,
	12/20/2015+	400,000	[a]	1.00	294.69	(4,529)	(2,471)	(2,058)
Gross Unrealized Appreciation								213
Gross Unrealized Depreciation								(2,058)

†	Expiration Date
Counterparty:
a	JP Morgan Chase Bank
1	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as “Defaulted”
indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

42

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	68,006	Foreign exchange risk[1,2]	(123,612)
Credit risk[3]	213	Credit risk[3]	(2,058)
Gross fair value of
derivatives contracts	68,219		(125,670)

Statement of Assets and Liabilities location:
1	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
2	Outstanding options written, at value.
3	Unrealized appreciation (depreciation) on swap agreements.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[4]	Transactions[5]	Contracts[6]	Transactions[7]	Total
IInterest rate	(18,212)	—	—	—	(18,212)
Foreign exchange	—	789	(61,983)	—	(61,194)
Credit	—	—	—	3,644	3,644
Total	(18,212)	789	(61,983)	3,644	(75,762)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Options	Forward	Swap
Underlying risk	Futures[8]	Transactions[9]	Contracts[10]	Transactions[11]	Total
Interest rate	7,323	—	—	—	7,323
Foreign exchange	—	7,637	(40,036)	—	(32,399)
Credit	—	—	—	(2,065)	(2,065)
Total	7,323	7,637	(40,036)	(2,065)	(27,141)

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net realized gain (loss) on swap transactions.
8	Net unrealized appreciation (depreciation) on financial futures.
9	Net unrealized appreciation (depreciation) on options transactions.
[10] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[11] Net unrealized appreciation (depreciation) on swap transactions.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	—	(21,810)
Forward contracts	68,006	(101,802)
Swaps	213	(2,058)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	68,219	(125,670)
Derivatives not subject to
Master Agreements	—	—
Total gross amount of assets and liabilities
subject to Master Agreements	68,219	(125,670)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2015:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Bank	10,582	—	—	10,582
Citigroup	4,220	(4,220)	—	—
Deutsche Bank	8,164	(8,164)	—	—
JP Morgan Chase Bank	38,271	(38,271)	—	—
Morgan Stanley
Capital Services	6,982	(2,488)	—	4,494
Total	68,219	(53,143)	—	15,076

44

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Citigroup	(23,123)	4,220	-	(18,903)
Deutsche Bank	(45,781)	8,164	-	(37,617)
Goldman Sachs
International	(666)	-	-	(666)
JP Morgan Chase Bank	(53,612)	38,271	-	(15,341)
Morgan Stanley
Capital Services	(2,488)	2,488	-	-
Total	(125,670)	53,143	-	(72,527)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Foreign currency options contracts	8,649
Forward contracts	5,634,217
Interest rate financial futures	767,484

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2015:

Average Notional Value ($)
Credit default swap agreements	457,143

At April 30, 2015, accumulated net unrealized depreciation on investments was $1,489,167, consisting of $186,259 gross unrealized appreciation and $1,675,426 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 25-26, 2015, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Standish Mellon Asset Management Company LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in

46

meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for the one-year period ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. Noting that the fund launched in June 2013, the Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the one-year period ended December 31, 2014 (ranking lowest in the Performance Group). The Board also noted that the fund’s yield performance was above the Performance Group and Performance Universe medians for the one-year period ended December 31, 2014. Dreyfus also provided a comparison of the fund’s calendar year total return to the return of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee (which was zero) was below the Expense Group and Expense Universe medians and the fund’s total expense ratio was approximately equal to the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2015, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.00% of the fund’s average daily net assets. The Board was informed that the undertaking by Dreyfus would be extended until March 1, 2016.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing

48

the fund (which was below zero) and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affil-iates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate

The Fund 49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall perfor- mance, noting that there was only one year of performance reported for the fund.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

50

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

The Fund 51

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Opportunistic Fixed Income Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Financial Futures
25	Statement of Options Written
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
30	Financial Highlights
34	Notes to Financial Statements
61	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus

Opportunistic Fixed

Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Opportunistic Fixed Income Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bonds gained a modest degree of value over the reporting period despite a sustained domestic economic recovery. Developments in overseas markets—including plummeting oil prices and ongoing economic concerns in Europe, Japan, and China—sparked a flight to quality among global investors, who turned away from foreign sovereign bonds in favor of U.S.Treasury securities. In addition, aggressively accommodative monetary policies in Europe and Japan made yields of U.S.Treasury securities relatively attractive. Consequently, intensifying demand put downward pressure on U.S. bond yields over much of the reporting period.This trend reversed in early 2015 when investors began to anticipate higher short-term interest rates in the United States, but long-term bond yields soon moderated amid reports of weaker-than-expected U.S. GDP growth for the first quarter of the year.

We remain optimistic regarding the long-term outlook for the U.S. economy as labor markets continue to strengthen, oil prices stabilize, and foreign currency exchange rates become less volatile. We believe U.S. monetary policy is likely to become less accommodative under these conditions, suggesting that selectivity may become a more important determinant of success in fixed-income markets. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by David Leduc, CFA, and David Horsfall, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Opportunistic Fixed Income Fund’s Class A shares produced a total return of 1.53%, Class C shares returned 1.17%, Class I shares returned 1.69%, and Class Y shares returned 1.72%.1 In comparison, the Citibank 30-day Treasury Bill Index (the “Index”) achieved a total return of 0.01% for the same period.2

Bonds gained value in global fixed-income markets after several major central banks implemented more aggressively accommodative monetary policies, but local market gains were offset to a degree by adverse currency exchange-rate fluctuations when the U.S. dollar strengthened sharply against most other currencies.The fund’s sector allocation strategy and its duration positions in peripheral Europe, Australia, and the United States supported its performance.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income. To pursue its goal, we typically allocate the fund’s assets across four sectors of the fixed-income market: U.S. high yield bonds rated below investment grade; U.S. government, investment grade corporate and mortgage-backed securities; foreign debt securities of developed markets; and foreign debt securities of emerging markets.

Our analysis of top-down quantitative and macroeconomic factors guides the allocation of assets among market sectors, industries, and positioning along the yield curve. Using fundamental analysis, we seek to identify individual securities with high current income, as well as appreciation potential, based on relative value, credit upgrade probability, and extensive research into the credit history and current financial strength of the securities’ issuers.

Quantitative Easing Drove Market Performance

Bond prices in markets throughout the world generally climbed during the reporting period when several central banks implemented new monetary policies

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

designed to stimulate greater growth in a persistently sluggish global economy. Amid disappointing economic data, European markets rallied after the European Central Bank announced a larger-than-expected quantitative easing program in January 2015, while Japanese securities benefited from an intensification of the Bank of Japan’s bond buying program. China reduced short-term interest rates and relaxed regulations governing property transactions in an attempt to combat its economic slowdown.

These measures drove foreign sovereign bond yields sharply lower, and investors flocked instead to U.S. government securities. Consequently, yields of U.S.Treasury bonds fell despite a sustained domestic economic recovery. Corporate-backed bonds also produced positive absolute returns as underlying credit conditions improved, but their overall results were dampened by weakness in the energy sector stemming from plummeting oil prices. Finally, the influx of investment capital to the United States caused the U.S. dollar to appreciate sharply against the euro, the yen, and other foreign currencies, effectively eroding returns from unhedged international investments for U.S. residents.

Interest-Rate Strategies Buoyed Fund Performance

The fund particularly benefited during the reporting period from its interest rate strategies. A relatively long duration posture among bonds in Australia and peripheral European nations boosted the fund’s participation in rallying markets as local interest rates declined. In the United States, well-timed tactical shifts between long and short duration positions proved beneficial.

From a sector allocation perspective, the fund’s holdings of asset-backed securities and commercial mortgage-backed securities added significant value when investors were attracted to their competitive yields and strong underlying credit quality. Although high yield bonds were hurt early in the reporting period by weakness in the energy sector, we later increased the fund’s exposure to the lower rated asset class and benefited from a market rebound.

On the other hand, the fund’s positions in Treasury Inflation Protected Securities fared less well when U.S. inflation expectations remained low, and investment-grade corporate bonds lagged when they rebounded less robustly than their high yield counterparts.

Our currency strategy had relatively little impact on the fund’s performance over the reporting period, as the benefits of a bias toward the U.S. dollar early in the reporting period were offset when the dollar later gave up some of its previous gains.

We employed forward contracts to establish the fund’s currency strategy and interest-rate futures and swap contracts to manage its duration positions.

4

A Selective Approach to Global Markets

As of the reporting period’s end, regional economic conditions and monetary policies have shown greater divergence. For example, sustained economic growth and a less accommodative policy are expected in the United States, but China is experiencing an economic slowdown and more aggressive easing.

In our view, these conditions may be particularly suited to an opportunistic investment approach. We have continued to favor asset-backed securities, commercial mortgage-backed securities, and high yield bonds in anticipation of robust demand for higher yielding securities in a low interest rate environment. Conversely, we have maintained relatively short durations among sovereign bonds in the wake of recent international market rallies and amid expectations of rising short-term rates in the United States.

May 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Class I and ClassY shares are not subject to any initial or deferred sales charges. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by the Dreyfus
Corporation pursuant to an agreement in effect through March 1, 2016, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER, INC.—U.S.Treasury Bill Indices.These indices measure return equivalents of yield averages that are not marked to market. For example, the U.S. 1-Month and 3-Month Treasury Bill Indices consist of the last one-month and three-month Treasury bill month-end rates, respectively. Returns for these indices are calculated on a monthly basis only.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Opportunistic Fixed Income Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.45	$8.23	$3.15	$2.95
Ending value (after expenses)	$1,015.30	$1,011.70	$1,016.90	$1,017.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.46	$8.25	$3.16	$2.96
Ending value (after expenses)	$1,020.38	$1,016.61	$1,021.67	$1,021.87

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.65% for Class C, .63% for
Class I and .59% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—92.8%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Certificates—4.2%
CIT Equipment Collateral,
Ser. 2014-VT1, Cl. C	2.65	10/20/22	1,475,000	[b]	1,484,895
Dell Equipment Finance Trust,
Ser. 2014-1, Cl. D	2.68	6/22/20	3,402,000	[b]	3,417,098
Dell Equipment Finance Trust,
Ser. 2015-1, Cl. D	2.84	9/22/20	3,723,000	[b]	3,718,711
IndyMac Residential Asset-Backed
Trust, Ser. 05-D, Cl. AII4	0.53	3/25/36	4,225,000	[c]	3,704,079
OneMain Financial Issuance Trust,
Ser. 2014-1A, Cl. B	3.24	6/18/24	4,000,000	[b]	4,025,574
Popular ABS Mortgage Pass-Through
Trust, Ser. 2007-A, Cl. A2	0.43	6/25/47	4,361,000	[c]	3,748,306
Springleaf Funding Trust,
Ser. 2015-AA, Cl. A	3.16	11/15/24	4,425,000	[b]	4,480,169
Springleaf Funding Trust,
Ser. 2015-AA, Cl. B	3.62	11/15/24	1,925,000	[b]	1,948,601
Springleaf Funding Trust,
Ser. 2013-BA, Cl. A	3.92	1/16/23	2,710,000	[b]	2,720,108
Trafigura Securitisation Finance,
Ser. 2014-1A, Cl. B	2.43	10/15/21	1,560,000	[b,c]	1,564,150
					30,811,691
Asset-Backed Ctfs./
Auto Receivables—10.9%
Ally Master Owner Trust,
Ser. 2012-3, Cl. D	2.53	6/15/17	235,000	[b,c]	235,413
AmeriCredit Automobile Receivables
Trust, Ser. 2015-2, Cl. C	2.40	1/8/21	2,300,000		2,297,493
AmeriCredit Automobile Receivables
Trust, Ser. 2014-2, Cl. D	2.57	7/8/20	3,155,000		3,133,784
AmeriCredit Automobile Receivables
Trust, Ser. 2013-3, Cl. D	3.00	7/8/19	700,000		715,213
AmeriCredit Automobile Receivables
Trust, Ser. 2014-4, Cl. D	3.07	11/9/20	2,250,000		2,273,356
AmeriCredit Automobile Receivables
Trust, Ser. 2014-3, Cl. D	3.13	10/8/20	1,915,000		1,939,865
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. E	3.29	5/8/20	250,000	[b]	254,382
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	2,000,000		2,004,712

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	185,000		185,845
Capital Auto Receivables Asset
Trust, Ser. 2014-3, Cl. D	3.14	2/20/20	1,250,000		1,259,508
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. D	3.39	7/22/19	1,800,000		1,831,364
Chrysler Capital Auto Receivables
Trust, Ser. 2014-BA, Cl. D	3.44	8/16/21	3,236,000	[b]	3,261,744
Drive Auto Receivables Trust,
Ser. 2015-AA, Cl. C	3.06	5/17/21	3,680,000	[b]	3,696,954
Drive Auto Receivables Trust,
Ser. 2015-AA, Cl. D	4.12	6/15/22	6,130,000	[b]	6,171,135
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	955,000	[b]	957,747
DT Auto Owner Trust,
Ser. 2013-1A, Cl. D	3.74	5/15/20	2,885,000	[b]	2,911,463
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D	3.98	1/15/21	5,245,000	[b]	5,306,343
DT Auto Owner Trust,
Ser. 2013-2A, Cl. D	4.18	6/15/20	2,575,000	[b]	2,612,204
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47	11/15/21	3,400,000	[b]	3,451,522
Exeter Automobile Receivables
Trust, Ser. 2014-1A, Cl. B	2.42	1/15/19	715,000	[b]	717,704
Exeter Automobile Receivables
Trust, Ser. 2013-1A, Cl. C	3.52	2/15/19	3,680,000	[b]	3,738,188
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. C	4.35	1/15/19	2,350,000	[b]	2,390,334
Ford Credit Floorplan Master Owner
Trust, Ser. 2013-1, Cl. D	1.82	1/15/18	300,000		301,385
GM Financial Automobile Leasing
Trust, Ser. 2015-1, Cl. D	3.01	3/20/20	1,650,000		1,658,484
Hyundai Auto Receivables Trust,
Ser. 2014-B, Cl. D	2.51	12/15/20	1,400,000		1,414,699
Prestige Auto Receivables Trust,
Ser. 2013-1A, Cl. D	3.04	7/15/20	2,350,000	[b]	2,387,157
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. C	1.81	4/15/19	850,000		854,235

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Santander Drive Auto Receivables
Trust, Ser. 2013-5, Cl. C	2.25	6/17/19	575,000		582,253
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. D	2.42	4/15/19	605,000		612,525
Santander Drive Auto Receivables
Trust, Ser. 2014-3, Cl. D	2.65	8/17/20	3,150,000		3,146,548
Santander Drive Auto Receivables
Trust, Ser. 2014-2, Cl. D	2.76	2/18/20	3,100,000		3,142,882
Santander Drive Auto Receivables
Trust, Ser. 2014-1, Cl. D	2.91	4/15/20	1,225,000		1,241,202
Santander Drive Auto Receivables
Trust, Ser. 2014-4, Cl. D	3.10	11/16/20	2,970,000		3,000,224
Santander Drive Auto Receivables
Trust, Ser. 2014-5, Cl. D	3.21	1/15/21	5,650,000		5,703,161
Santander Drive Auto Receivables
Trust, Ser. 2015-1, Cl. D	3.24	4/15/21	1,825,000		1,844,704
Santander Drive Auto Receivables
Trust, Ser. 2013-4, Cl. D	3.92	1/15/20	235,000		243,888
Westlake Automobile Receivables
Trust, Ser. 2014-2A, Cl. D	2.86	7/15/21	1,875,000	[b]	1,888,049
					79,367,669
Asset-Backed Ctfs./
Home Equity Loans—6.4%
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2006-ASAP3,
Cl. A1	0.32	6/25/36	4,179,690	[c]	3,465,197
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2006-ASP3,
Cl. A2C	0.33	6/25/36	642,672	[c]	603,684
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2006-HE2,
Cl. A2C	0.34	5/25/36	943,169	[c]	844,019
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2005-ASP1,
Cl. M1	0.86	9/25/35	4,250,017	[c]	3,520,124
ACE Securities Corp. Home Equity
Loan Trust, Ser. 2004-HE4,
Cl. M2	1.16	12/25/34	285,241	[c]	279,946

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Home Equity Loans (continued)
Argent Securities Trust,
Ser. 2006-M1, Cl. A2B	0.27	7/25/36	10,065,130	[c]	4,579,478
Asset Backed Funding Certificates
Trust, Ser. 2006-OPT3, Cl. A3B	0.34	11/25/36	305,634	[c]	168,390
Asset Backed Funding Certificates
Trust, Ser. 2007-NC1, Cl. A1	0.40	5/25/37	5,793,492	[b,c]	5,585,865
Asset Backed Securities
Corporation Home Equity Loan
Trust, Ser. 2007-HE1, Cl. A4	0.32	12/25/36	4,184,208	[c]	3,599,619
Bear Stearns Asset Backed
Securities Trust,
Ser. 2004-FR2, Cl. M3	1.98	6/25/34	659,192	[c]	639,039
Citicorp Residential Mortgage
Securities Trust, Ser. 2006-1,
Cl. A4	5.93	7/25/36	192,012	[c]	199,900
Countrywide Asset-Backed
Certificates, Ser. 2004-1,
Cl. M5	1.76	1/25/34	2,087,796	[c]	1,948,271
Ellington Loan Acquisition Trust,
Ser. 2007-2, Cl. A2B	1.13	5/25/37	5,425,000	[b,c]	5,179,372
First Franklin Mortgage Loan Trust
Asset Backed Certificates,
Ser. 2006-FF7, Cl. 2A3	0.33	5/25/36	767,192	[c]	627,062
First Franklin Mortgage Loan Trust
Asset Backed Certificates,
Ser. 2006-FF5, Cl. 2A3	0.34	4/25/36	4,870,743	[c]	4,117,556
Home Equity Asset Trust,
Ser. 2004-7, Cl. M2	1.17	1/25/35	143,370	[c]	137,544
HSI Asset Securitization Corp.
Trust, Ser. 2007-WF1, Cl. 2A3	0.35	5/25/37	2,948,500	[c]	2,872,620
JP Morgan Mortgage Acquisition
Corp., Ser. 2006-FRE1, Cl. A3	0.37	5/25/35	313,766	[c]	309,089
JP Morgan Mortgage Acquisition
Trust, Ser. 2007-CH1, Cl. AF6	5.50	11/25/36	981,855	[c]	991,161
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	1.01	2/25/34	30,995	[c]	29,760
MASTR Asset Backed Securities
Trust, Ser. 2006-HE2, Cl. A3	0.33	6/25/36	1,261,630	[c]	710,769
MASTR Asset Backed Securities
Trust, Ser. 2006-AM2, Cl. A3	0.35	6/25/36	1,380,082	[c]	1,104,518

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Home Equity Loans (continued)
Morgan Stanley ABS Capital I
Trust, Ser. 2006-NC4, Cl. A2C	0.33	6/25/36	493,506	[c]	454,100
Morgan Stanley Home Equity Loan
Trust, Ser. 2006-3, Cl. A3	0.34	4/25/36	483,456	[c]	365,738
New Century Home Equity Loan
Trust, Ser. 2006-1, Cl. A2B	0.36	5/25/36	1,359,756	[c]	968,379
NovaStar Mortgage Funding Trust,
Ser. 2006-4, Cl. A2D	0.43	9/25/36	902,417	[c]	544,379
Residential Asset Mortgage
Products Trust, Ser. 2007-RZ1,
Cl. A2	0.34	2/25/37	1,239,897	[c]	1,132,758
Securitized Asset Backed
Receivables Trust,
Ser. 2005-FR3, Cl. M1	0.89	4/25/35	227,640	[c]	225,878
Structured Asset Securities Corp.,
Ser. 2002-BC1, Cl. M2	3.63	8/25/32	1,038,303	[c]	1,011,080
					46,215,295
Casinos—1.3%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	3,890,000	[b]	3,860,825
International Game Technology,
Sr. Scd. Notes	6.50	2/15/25	5,445,000	[b]	5,308,875
					9,169,700
Commercial Mortgage
Pass-Through Ctfs.—10.1%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A	2.62	11/15/27	796,025	[b]	804,198
Banc of America Commercial
Mortgage Trust, Ser. 2007-2,
Cl. AJ	5.62	4/10/49	5,930,000	[c]	5,989,419
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	4,433,000		4,520,120
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ	5.43	12/11/40	525,000	[c]	525,095
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR16, Cl. AJ	5.71	6/11/40	4,550,000	[c]	4,685,085

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ	5.88	6/11/50	1,725,000	[c]	1,806,969
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.36	6/11/50	1,025,000	[c]	1,043,011
Citigroup Commercial Mortgage
Trust, Ser. 2013-375P, Cl. E	3.52	5/10/35	200,000	[b,c]	186,237
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. AJ	5.71	12/10/49	2,900,000	[c]	2,878,280
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38	12/10/46	8,640,000		8,839,649
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	2,835,000	[b]	2,722,232
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2014-INN, Cl. E	3.78	6/15/29	3,375,000	[b,c]	3,375,366
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46	12/12/43	730,000		753,398
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM	5.46	1/15/49	4,175,000	[c]	4,354,204
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LD12, Cl. AJ	6.21	2/15/51	6,405,000	[c]	6,553,321
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C6, Cl. AJ	6.33	7/15/40	1,573,000	[c]	1,656,459
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ	5.68	5/12/39	2,740,000	[c]	2,779,260
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ	5.24	12/12/49	4,600,000		4,675,192
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ	6.19	9/12/49	1,310,000	[c]	1,304,350
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM	5.87	4/15/49	2,400,000	[c]	2,521,615
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C29, Cl. AJ	5.37	11/15/48	3,275,000	[c]	3,337,487

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C24, Cl. AJ	5.66	3/15/45	4,175,000	[c]	4,252,062
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C32,
Cl. AJ	5.90	6/15/49	3,950,000	[c]	4,046,420
					73,609,429
Consumer Discretionary—2.7%
Acosta,
Sr. Unscd. Notes	7.75	10/1/22	3,640,000	[b]	3,731,000
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,820,000		1,920,100
DIRECTV Holdings/Financing,
Gtd. Notes	3.95	1/15/25	2,350,000		2,394,342
JC Penney,
Gtd. Bonds	8.13	10/1/19	2,315,000	[d]	2,326,575
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	2,175,000	[b]	2,343,562
Sky,
Gtd. Notes	3.75	9/16/24	3,625,000	[b]	3,702,281
Time Warner,
Gtd. Debs	4.65	6/1/44	2,245,000		2,329,852
Time Warner Cable,
Gtd. Notes	5.50	9/1/41	900,000		833,392
					19,581,104
Consumer Staples—.9%
Grupo Bimbo,
Gtd. Notes	3.88	6/27/24	1,925,000	[b]	1,975,050
HJ Heinz,
Scd. Notes	4.88	2/15/25	2,930,000	[b]	3,206,885
Kraft Foods Group,
Sr. Unscd. Notes	6.88	1/26/39	1,310,000		1,711,202
					6,893,137
Energy—6.5%
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	1,665,000	[d]	2,063,884
Antero Resources,
Gtd. Notes	5.38	11/1/21	625,000		634,375

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Antero Resources,
Gtd. Notes	5.63	6/1/23	1,550,000	[b,d]	1,590,687
Antero Resources,
Gtd. Notes	6.00	12/1/20	2,750,000		2,822,187
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	3,505,000	[d]	3,566,337
Cimarex Energy,
Gtd. Notes	5.88	5/1/22	1,055,000		1,126,212
Continental Resources,
Gtd. Notes	3.80	6/1/24	1,025,000	[d]	986,746
Continental Resources,
Gtd. Notes	5.00	9/15/22	735,000		746,944
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	6,501,000		7,004,827
Halcon Resources,
Scd. Notes	8.63	2/1/20	375,000	[b]	391,172
Halcon Resources,
Gtd. Notes	8.88	5/15/21	1,335,000	[d]	1,049,310
Halcon Resources,
Gtd. Notes	9.75	7/15/20	1,296,000	[d]	1,069,200
Kinder Morgan,
Gtd. Notes	5.30	12/1/34	1,230,000		1,224,651
Kinder Morgan,
Gtd. Notes	5.55	6/1/45	1,425,000		1,427,898
Kinder Morgan,
Gtd. Notes	7.80	8/1/31	2,325,000		2,795,638
Kinder Morgan Energy Partners,
Gtd. Notes	5.40	9/1/44	2,470,000		2,439,100
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/26	1,400,000		1,463,000
Newfield Exploration,
Sr. Unscd. Notes	5.75	1/30/22	2,600,000		2,769,000
Noble Energy,
Sr. Unscd. Notes	5.05	11/15/44	1,000,000		1,043,165
Noble Energy,
Sr. Unscd. Notes	5.25	11/15/43	650,000		697,749
NRG Energy,
Gtd. Notes	6.25	7/15/22	2,850,000		2,971,125
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	1,500,000	[d]	1,477,500

14

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Sanchez Energy,
Gtd. Notes		7.75	6/15/21	1,385,000	[d]	1,450,787
Transocean,
Gtd. Notes		2.50	10/15/17	3,055,000	[c,d]	2,955,713
Unit,
Gtd. Notes		6.63	5/15/21	1,225,000		1,182,125
						46,949,332
Financial—15.2%
AerCap Ireland Capital,
Gtd. Notes		5.00	10/1/21	1,350,000	[b]	1,448,820
Allianz Finance II,
Gtd. Notes	EUR	5.75	7/8/41	1,500,000	[c]	2,050,218
Ally Financial,
Gtd. Notes		8.00	11/1/31	2,950,000		3,713,312
American International Group,
Jr. Sub. Debs., Ser. A3	EUR	4.88	3/15/67	5,850,000	[c]	6,865,583
ARC Properties Operating
Partnership, Gtd. Notes		2.00	2/6/17	11,990,000		11,690,250
Army Hawaii Family Housing,
Scd. Bonds		0.64	6/15/50	6,675,000	[b,c]	6,241,125
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	3,895,000	[c]	4,604,811
Bank of America,
Sub. Notes		4.25	10/22/26	2,900,000		2,912,821
Bank of America,
Sub. Notes		4.75	4/21/45	2,350,000		2,327,440
Bank of America,
Sub. Notes		6.11	1/29/37	2,125,000		2,512,067
Barclays,
Sub. Notes		4.38	9/11/24	4,825,000		4,825,854
China Cinda Finance 2015,
Gtd. Notes		3.13	4/23/20	3,460,000	[b]	3,424,296
Credit Suisse Group,
Sub. Notes		6.50	8/8/23	1,600,000	[b]	1,830,888
GE Capital Trust I,
Gtd. Debs.		6.38	11/15/67	1,075,000	[c]	1,177,125
General Electric Capital,
Gtd. Debs.		6.38	11/15/67	7,075,000	[c]	7,747,125
General Motors Financial,
Gtd. Notes		1.84	1/15/20	3,575,000	[c]	3,585,253

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
General Motors,
Sr. Unscd. Notes	5.20	4/1/45	2,970,000		3,154,654
HSBC Holdings,
Jr. Sub. Bonds	5.63	12/29/49	2,110,000	[c,d]	2,160,112
HSBC Holdings,
Jr. Sub. Bonds	6.38	3/29/49	2,750,000	[c,d]	2,846,250
Hub Holdings,
Sr. Unscd. Notes	8.13	7/15/19	1,425,000	[b]	1,430,344
HUB International,
Sr. Unscd. Notes	7.88	10/1/21	2,690,000	[b]	2,777,425
ING Groep,
Jr. Sub. Notes	6.50	12/29/49	2,515,000	[c,d]	2,511,982
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	1,190,000		1,460,725
Intesa Sanpaolo,
Sub. Notes	5.02	6/26/24	4,300,000	[b]	4,339,336
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/24	2,000,000		2,228,252
Liberty Mutual Group,
Gtd. Bonds	4.85	8/1/44	2,200,000	[b]	2,300,245
Lloyds Banking Group,
Sub. Notes	4.50	11/4/24	3,075,000	[d]	3,158,557
Lloyds Banking Group,
Jr. Sub. Bonds	7.50	4/30/49	2,373,000	[c]	2,539,110
Royal Bank of Scotland Group,
Sub. Notes	6.00	12/19/23	4,015,000		4,404,885
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	3,100,000		3,172,605
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs	6.50	5/9/37	4,867,000	[b,c]	5,183,355
					110,624,825
Foreign/Governmental—22.5%
Argentine Government,
Sr. Unscd. Notes	11.75	10/5/15	3,675,000		3,711,750
Australian Government,
Sr. Unscd. Bonds, Ser. 137 AUD	2.75	4/21/24	7,150,000		5,732,465
Brazil Minas,
Govt. Gtd. Notes	5.33	2/15/28	3,725,000		3,669,125
Brazilian Government,
Sr. Notes, Ser. F BRL	10.00	1/1/17	30,050,000		9,840,985

16

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental (continued)
Brazilian Government,
Notes	BRL	10.00	1/1/25	79,250,000		23,365,566
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	44,950,000,000		23,078,787
Italian Government,
Bonds	EUR	4.75	9/1/44	11,610,000	[b]	19,261,722
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	119,400,000		10,098,826
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	2,925,000		3,496,179
New Zealand Government,
Sr. Unscd. Bonds, Ser. 420	NZD	3.00	4/15/20	31,550,000		23,926,506
New Zealand Government,
Sr. Unscd. Bonds, Ser. 423	NZD	5.50	4/15/23	6,000,000		5,279,550
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	18,350,000		32,208,535
						163,669,996
Health Care—1.5%
Perrigo Finance,
Gtd. Notes		4.90	12/15/44	2,250,000		2,329,699
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	2,435,000		2,663,281
Zimmer Holdings,
Sr. Unscd. Notes		4.45	8/15/45	5,675,000		5,632,273
						10,625,253
Industrial—.6%
Abengoa Finance,
Gtd. Notes		7.75	2/1/20	2,680,000	[b,d]	2,682,680
Algeco Scotsman Global Finance,
Sr. Scd. Notes		8.50	10/15/18	1,000,000	[b,d]	972,500
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	1,125,000	[b]	904,922
						4,560,102
Information Technology—.5%
First Data,
Gtd. Notes		11.75	8/15/21	2,987,000		3,442,517
Open Text,
Gtd. Notes		5.63	1/15/23	180,000	[b]	187,200
						3,629,717

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Materials—1.2%
Ardagh Packaging Finance,
Sr. Scd. Notes	3.27	12/15/19	1,315,000	[b,c]	1,301,850
Ardagh Packaging Finance,
Gtd. Notes	6.75	1/31/21	1,725,000	[b]	1,798,312
BWAY Holding,
Sr. Unscd. Notes	9.13	8/15/21	2,175,000	[b]	2,251,125
Glencore Finance Canada,
Gtd. Notes	5.30	10/25/42	330,000	[b,c]	341,098
Glencore Funding,
Gtd. Notes	4.00	4/16/25	1,325,000	[b]	1,302,460
Vedanta Resources,
Sr. Unscd. Notes	6.75	6/7/16	1,750,000	[d]	1,800,225
					8,795,070
Municipal Bonds—.1%
Puerto Rico Commonwealth Aqueduct
and Sewer Authority, Senior
Lien Revenue	5.25	7/1/42	1,490,000		968,500
Residential Mortgage
Pass-Through Ctfs.—1.8%
Bear Stearns ALT-A Trust,
Ser. 2005-4, Cl. 24A1	2.50	5/25/35	1,558,615	[c]	1,534,357
Countrywide Alternative Loan
Trust, Ser. 2004-4CB, Cl. 1A5	5.50	4/25/34	90,515		92,748
Countrywide Alternative Loan
Trust, Ser. 2004-18CB, Cl. 4A1	5.50	9/25/34	279,352		282,967
CS First Boston Commercial
Mortgage Trust, Ser. 2005-8,
Cl. 9A4	5.50	9/25/35	866,239		801,946
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk
Debt Notes, Ser. 15-DN1, Cl. M3	4.33	1/25/25	775,000	[c,e]	807,960
Federal National Mortgage
Association Connecticut Avenue
Securities, Ser. 2014-C02,
Cl. 1M2	2.78	5/25/24	3,640,000	[c,e]	3,381,888
Residential Asset Securitization
Trust, Ser. 05-A4, Cl. A1	0.63	4/25/35	1,715,294	[c]	1,305,153
Residential Funding Mortgage
Securities Trust,
Ser. 2005-S9, Cl. A9	5.50	12/25/35	842,384		831,695

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Residential Mortgage
Pass-Through Ctfs. (continued)
Structured Adjustable Rate
Mortgage Loan Trust,
Ser. 2005-17, Cl. 4A3	4.70	8/25/35	981,158	[c]	960,277
Structured Asset Securities Corp.
Mortgage Pass-through
Certificates, Ser. 2004-11XS,
Cl. 1A5A	6.25	6/25/34	180,000	[c]	185,251
WaMu Mortgage Pass-Through
Certificates Trust,
Ser. 2006-AR16, Cl. 2A1	2.01	12/25/36	2,824,224	[c]	2,401,251
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR12, Cl. 2A11	2.64	6/25/35	828,789	[c]	825,418
					13,410,911
Telecommunication Services—5.1%
Alcatel-Lucent USA,
Sr. Unscd. Debs.	6.45	3/15/29	1,925,000		2,160,813
Altice,
Gtd. Notes	7.75	5/15/22	2,640,000	[b]	2,673,026
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	450,000	[b]	465,750
AT&T,
Sr. Unscd. Notes	4.50	5/15/35	1,750,000		1,719,202
AT&T,
Sr. Unscd. Notes	4.75	5/15/46	4,575,000		4,490,600
Digicel,
Gtd. Notes	6.75	3/1/23	2,050,000	[b]	2,025,400
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	4,825,000	[b]	5,000,630
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	2,345,000		2,579,500
iHeartCommunications,
Sr. Scd. Notes	9.00	3/1/21	3,640,000		3,503,500
Intelsat Jackson Holding,
Gtd. Notes	7.50	4/1/21	1,535,000		1,600,238
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	1,035,000		1,076,400
Intelsat Luxembourg,
Gtd. Bonds	7.75	6/1/21	3,750,000		3,459,375

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]			Value ($)
Telecommunication Services (continued)
T-Mobile USA,
Gtd. Notes	6.00	3/1/23	1,115,000			1,139,028
T-Mobile USA,
Gtd. Notes	6.38	3/1/25	790,000			813,297
T-Mobile USA,
Gtd. Bonds	6.50	1/15/24	1,355,000			1,417,669
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	3,040,000	[b]		3,119,800
						37,244,228
U.S. Government Agencies/
Mortgage-Backed—.3%
Government National
Mortgage Association I:
Ser. 2011-53 (Interest Only)
0.33%, 5/16/51			868,012		[c,f]	31,571
Ser. 2012-125 (Interest Only)
0.83%, 2/16/53			28,534,544		[c,f]	1,807,235
Ser. 2011-77 (Interest Only)
1.06%, 4/16/42			777,808		[c,f]	32,982
						1,871,788
U.S. Government
Securities—.8%
U.S. Treasury Bonds
2.50%, 2/15/45			5,980,000			5,681,933
Utilities—.2%
Dynegy,
Gtd. Notes	6.75	11/1/19	450,000	[b]		472,500
Dynegy,
Gtd. Notes	7.38	11/1/22	720,000	[b]		770,400
Dynegy,
Gtd. Notes	7.63	11/1/24	175,000	[b]		189,000
						1,431,900
Total Bonds and Notes
(cost $680,007,978)						675,111,580

20

Floating Rate Loan	Coupon	Maturity	Principal
Interests—2.9%	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary—.5%
Dollar Tree,
Term Loan B	4.25	2/6/22	1,800,000	[c]	1,825,542
Hilton Worldwide Finance,
Initial Term Loan	3.50	9/23/20	1,775,000	[c]	1,783,618
					3,609,160
Consumer Staples—.1%
HJ Heinz,
Term B-2 Loan	3.25	6/5/20	660,077	[c]	662,063
Energy—.7%
Templar Energy,
Second Lien Term Loan	8.50	11/25/20	6,154,833	[c]	4,675,119
Health Care—.4%
Catalent Pharma Solutions,
Dollar Term Loan	4.25	5/7/21	975,000	[c]	985,086
Valeant Pharmaceuticals
International, Term D2 Loan	3.50	2/13/19	1,786,851	[c]	1,795,124
					2,780,210
Information Technology—.2%
Avago Technologies,
Term Loan	3.75	4/16/21	1,775,000	[c]	1,785,632
Materials—.7%
ABC Supply,
Term B Loan	3.50	4/16/20	1,758,920	[c]	1,766,070
Axalta Coating,
Term B Loan	3.75	2/1/20	1,780,547	[c]	1,787,785
Ineos US Finance,
Dollar Term Loan	3.75	5/4/18	1,800,000	[c]	1,806,534
					5,360,389
Telecommunication Services—.3%
Intelsat Jackson Holdings,
Tranche B-2 Term Loan	3.75	6/30/19	1,800,000	[c]	1,800,963
Total Floating Rate Loan Interests
(cost $21,928,036)					20,673,536

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Face Amount
	Covered by
Options Purchased—.1%	Contracts ($)		Value ($)
Put Options
1-Year Eurodollar,
September 2015 @ $98.50	1,750,000		113,750
1-Year USD LIBOR-BBA,
November 2015 @ $1.12	303,000,000		224,705
1-Year USD LIBOR-BBA,
November 2015 @ $0.96	383,000,000		471,167
2-Year Eurodollar,
June 2015 @ $97.75	6,875,000		51,562
2-Year Eurodollar,
June 2015 @ $98.13	2,475,000		136,125
10-Year USD LIBOR-BBA,
November 2015 @ $ 5.80	1,500,000		0
Total Options Purchased
(cost $2,961,168)			997,309
	Principal
Short-Term Investments—1.7%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 10/29/15	540,000		539,864
0.04%, 8/13/15	11,839,000	[g]	11,838,740
Total Short-Term Investments
(cost $12,377,632)			12,378,604

Other Investment—3.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $22,509,686)	22,509,686	[h]	22,509,686

22

Investment of Cash Collateral
for Securities Loaned—2.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $18,761,103)	18,761,103 [h]	18,761,103
Total Investments (cost $758,545,603)	103.2%	750,431,818
Liabilities, Less Cash and Receivables	(3.2%)	(22,941,849)
Net Assets	100.0%	727,489,969

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
COP—Colombian Peso
EUR—Euro
GBP—British Pound
MXN—Mexican New Peso
NZD—New Zealand Dollar
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, these securities were valued at $181,999,461 or 25.0% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Security, or portion thereof, on loan.At April 30, 2015, the value of the fund’s securities on loan was $25,071,326 and the value of the collateral held by the fund was $25,896,504, consisting of cash collateral of $18,761,103 and
U.S. Government & Agency securities valued at $7,135,401.
e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and
Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Notional face amount shown.
g Held by or on behalf of a counterparty for open financial futures contracts.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Corporate Bonds	35.7	Residental Mortgage-Backed	1.8
Foreign/Governmental	22.5	U.S. Government and
Asset-Backed	21.5	Agency/Mortgage-Backed	1.1
Commercial Mortgage-Backed	10.1	Municipal Bonds	.1
Short-Term/Money Market Investments	7.4	Options Purchased	.1
Floating Rate Loan Interests	2.9		103.2

† Based on net assets.
See notes to financial statements.

The Fund 23

STATEMENT OF FINANCIAL FUTURES

April 30, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2015($)
Financial Futures Long
Australian 3 Year Bonds	679	60,077,578	June 2015	(134,773)
Australian 10 Year Bonds	1,228	125,612,089	June 2015	(1,701,046)
U.S. Treasury Ultra Long Bonds	31	5,099,500	June 2015	(3,385)
Financial Futures Short
Euro 30 Year Bonds	76	(14,392,886)	June 2015	158,752
Long Gilt	426	(77,239,350)	June 2015	728,386
U.S. Treasury 2 Year Notes	598	(131,118,975)	June 2015	(92,377)
U.S. Treasury 5 Year Notes	606	(72,799,538)	June 2015	(694,480)
U.S. Treasury 10 Year Notes	198	(25,418,250)	June 2015	143,981
U.S. Treasury Long Bonds	171	(27,290,531)	June 2015	(6,764)
Gross Unrealized Appreciation				1,031,119
Gross Unrealized Depreciation				(2,632,825)

See notes to financial statements.

24

STATEMENT OF OPTIONS WRITTEN
April 30, 2015 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Brazilian Real,
June 2015 @ BRL 3.70	10,400,000	(3,039)
Hungarian Forint,
July 2015 @ HUF 295	3,600,000	(24,058)
Malaysian Ringgit,
July 2015 @ MYR 3.77	3,600,000	(22,658)
Mexican New Peso,
May 2015 @ MXN 15.25	10,700,000	(106,643)
Mexican New Peso,
May 2015 @ MXN 15.50	10,600,000	(56,635)
Norwegian Krone,
June 2015 @ NOK 9.10	19,500,000	(34,065)
South African Rand,
June 2015 @ ZAR 12.49	13,600,000	(112,755)
South African Rand,
July 2015 @ ZAR 13	14,200,000	(131,509)
Swedish Krona,
May 2015 @ SEK 9.50	6,600,000	(9,754)
Put Options:
1-Year USD LIBOR BBA,
November 2015 @ $1.13	385,000,000	(278,894)
1-Year USD LIBOR BBA,
November 2015 @ $1.535	303,000,000	(57,085)
Eurodollar,
June 2015 @ $97.625	6,875,000	(34,375)
Eurodollar,
June 2015 @ $97.875	2,475,000	(37,125)
Eurodollar,
September 2015 @ $98.25	1,750,000	(48,125)
Total Options Written
(premiums received $2,775,690)		(956,720)

BBA—British Bankers Association
BRL—Brazilian Real
HUF—Hungarian Forint
LIBOR—London Interbank Offered Rate
MXN—Mexican New Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
SEK—Swedish Krona
USD—U.S. Dollar
ZAR—South African Rand
See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $25,071,326)—Note 1(c):
Unaffiliated issuers		717,274,814		709,161,029
Affiliated issuers			41,270,789	41,270,789
Cash				3,992,011
Cash denominated in foreign currencies			560,422	692,140
Receivable for investment securities sold				9,921,743
Dividends, interest and securities lending income receivable				6,369,142
Receivable for shares of Capital Stock subscribed				4,869,973
Cash collateral				4,781,646
Unrealized appreciation on swap agreements—Note 4				955,425
Unrealized appreciation on forward foreign currency exchange
contracts—Note 4				820,379
Receivable for futures variation margin—Note 4				272,211
Receivable for swap variation margin—Note 4				254,538
Receivable from broker for swap transactions—Note 4				641
Prepaid expenses				41,571
				783,403,238
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				451,150
Payable for investment securities purchased				26,050,538
Liability for securities on loan—Note 1(c)				18,761,103
Unrealized depreciation on forward foreign currency exchange
contracts—Note 4				6,249,587
Unrealized depreciation on swap agreements—Note 4				1,957,196
Outstanding options written, at value (premiums received
$2,775,690)—See Statement of Options Written—Note 4				956,720
Swaps premium received—Note 4				774,897
Payable for shares of Capital Stock redeemed				548,927
Accrued expenses				163,151
				55,913,269
Net Assets ($)			727,489,969
Composition of Net Assets ($):
Paid-in capital				738,518,480
Accumulated undistributed investment income—net				2,017,568
Accumulated net realized gain (loss) on investments				3,630,250
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
[including ($1,601,706) net unrealized (depreciation) on financial futures and
($2,577,430) net unrealized (depreciation) on centrally cleared swap transactions]				(16,676,329)
Net Assets ($)			727,489,969

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y

Net Assets ($)	220,352,732	72,276,908	417,313,783 17,546,546
Shares Outstanding	16,860,335	5,547,205	31,954,843	1,343,903
Net Asset Value Per Share ($)	13.07	13.03	13.06	13.06

See notes to financial statements.

26

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Interest	15,020,399
Income from securities lending—Note 1(c)	36,698
Dividends;
Affiliated issuers	9,742
Total Income	15,066,839
Expenses:
Management fee—Note 3(a)	1,623,951
Shareholder servicing costs—Note 3(c)	508,963
Distribution fees—Note 3(b)	240,715
Custodian fees—Note 3(c)	100,156
Registration fees	38,939
Professional fees	36,937
Prospectus and shareholders’ reports	25,863
Directors’ fees and expenses—Note 3(d)	22,357
Loan commitment fees—Note 2	4,070
Miscellaneous	37,064
Total Expenses	2,639,015
Less—reduction in fees due to earnings credits—Note 3(c)	(13)
Net Expenses	2,639,002
Investment Income—Net	12,427,837
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(10,407,096)
Net realized gain (loss) on options transactions	(318,191)
Net realized gain (loss) on financial futures	254,385
Net realized gain (loss) on swap transactions	(5,494,918)
Net realized gain (loss) on forward foreign currency exchange contracts	21,523,951
Net Realized Gain (Loss)	5,558,131
Net unrealized appreciation (depreciation) on investments and
foreign currency transactions	617,809
Net unrealized appreciation (depreciation) on options transactions	352,772
Net unrealized appreciation (depreciation) on financial futures	(909,436)
Net unrealized appreciation (depreciation) on swap transactions	(92,684)
Net unrealized appreciation (depreciation) on forward foreign
currency exchange contracts	(7,894,556)
Net Unrealized Appreciation (Depreciation)	(7,926,095)
Net Realized and Unrealized Gain (Loss) on Investments	(2,367,964)
Net Increase in Net Assets Resulting from Operations	10,059,873

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	12,427,837	10,314,793
Net realized gain (loss) on investments	5,558,131	4,703,572
Net unrealized appreciation (depreciation) on
investments	(7,926,095)	(9,360,594)
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,059,873	5,657,771
Dividends to Shareholders from ($):
Investment income—net:
Class A	(6,134,135)	(2,776,837)
Class C	(238,582)	(428,450)
Class I	(1,716,739)	(3,205,118)
Class Y	(12,560,341)	(44,825)
Total Dividends	(20,649,797)	(6,455,230)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	73,658,042	167,123,694
Class C	21,097,320	48,170,319
Class I	171,347,730	342,775,789
Class Y	13,048,865	5,748,119
Dividends reinvested:
Class A	5,108,730	2,213,251
Class C	1,058,956	269,135
Class I	8,375,554	1,769,442
Class Y	173,385	40,136
Cost of shares redeemed:
Class A	(39,775,307)	(71,523,550)
Class C	(7,520,701)	(6,019,894)
Class I	(106,038,549)	(50,209,616)
Class Y	(1,221,972)	(1,893)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	139,312,053	440,354,932
Total Increase (Decrease) in Net Assets	128,722,129	439,557,473
Net Assets ($):
Beginning of Period	598,767,840	159,210,367
End of Period	727,489,969	598,767,840
Undistributed investment income—net	2,017,568	10,239,528

28

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	5,614,986	12,519,432
Shares issued for dividends reinvested	393,245	166,121
Shares redeemed	(3,036,006)	(5,351,645)
Net Increase (Decrease) in Shares Outstanding	2,972,225	7,333,908
Class C
Shares sold	1,612,632	3,607,867
Shares issued for dividends reinvested	81,801	20,233
Shares redeemed	(575,738)	(454,167)
Net Increase (Decrease) in Shares Outstanding	1,118,695	3,173,933
Class Ia
Shares sold	13,066,674	25,614,464
Shares issued for dividends reinvested	645,180	132,473
Shares redeemed	(8,106,973)	(3,767,211)
Net Increase (Decrease) in Shares Outstanding	5,604,881	21,979,726
Class Ya
Shares sold	992,471	428,240
Shares issued for dividends reinvested	13,357	2,995
Shares redeemed	(93,095)	(142)
Net Increase (Decrease) in Shares Outstanding	912,733	431,093

a During the period ended October 31, 2014, 344,609 Class I shares representing $4,641,890 were exchanged for
344,866 ClassY shares.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015					Year Ended October 31,
Class A Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		13.29		13.08	13.38	12.84	13.44	12.36
Investment Operations:
Investment income—net[a]		.24		.43	.36	.46	.51	.67
Net realized and unrealized
gain (loss) on investments		(.04)		.06	(.02)	.64	(.54)	.98
Total from Investment Operations		.20		.49	.34	1.10	(.03)	1.65
Distributions:
Dividends from
investment income—net		(.42)		(.28)	(.37)	(.51)	(.57)	(.57)
Dividends from net realized
gain on investments		—		—	(.27)	(.05)	—	—
Total Distributions		(.42)		(.28)	(.64)	(.56)	(.57)	(.57)
Net asset value, end of period		13.07		13.29	13.08	13.38	12.84	13.44
Total Return (%)[b]		1.53	[c]	3.77	2.54	8.85	(.24)	13.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.89	[d]	.98	1.23	1.51	1.44	1.41
Ratio of net expenses
to average net assets		.89	[d]	.97	1.10	1.10	1.10	1.10
Ratio of net investment income
to average net assets		3.75	[d]	3.25	2.78	3.58	3.88	5.27
Portfolio Turnover Rate		72.99	[c]	230.83	304.46	267.60	309.54 [e]	172.20
Net Assets, end of period
($ x 1,000)		220,353		184,506	85,719	24,830	27,735	29,926

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d Annualized.
e				The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended October 31, 2011 was 303.56%.
See notes to financial statements.

30

Six Months Ended
April 30, 2015					Year Ended October 31,
Class C Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		13.24		13.03	13.34	12.79	13.39	12.31
Investment Operations:
Investment income—net[a]		.19		.33	.25	.36	.42	.59
Net realized and unrealized
gain (loss) on investments		(.04)		.06	(.02)	.64	(.55)	.96
Total from Investment Operations		.15		.39	.23	1.00	(.13)	1.55
Distributions:
Dividends from
investment income—net		(.36)		(.18)	(.27)	(.40)	(.47)	(.47)
Dividends from net realized
gain on investments		—		—	(.27)	(.05)	—	—
Total Distributions		(.36)		(.18)	(.54)	(.45)	(.47)	(.47)
Net asset value, end of period		13.03		13.24	13.03	13.34	12.79	13.39
Total Return (%)[b]		1.17	[c]	3.02	1.72	8.08	(1.00)	12.81
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.65	[d]	1.72	2.01	2.30	2.22	2.20
Ratio of net expenses
to average net assets		1.65	[d]	1.70	1.85	1.85	1.85	1.85
Ratio of net investment income
to average net assets		2.98	[d]	2.52	1.98	2.84	3.15	4.57
Portfolio Turnover Rate		72.99	[c]	230.83	304.46	267.60	309.54 [e]	172.20
Net Assets, end of period
($ x 1,000)		72,277		58,623	16,352	4,277	4,746	5,295

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d Annualized.
e				The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended October 31, 2011 was
	303.56%.
See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2015					Year Ended October 31,
Class I Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		13.28		13.07	13.38	12.84	13.44	12.36
Investment Operations:
Investment income—net[a]		.26		.46	.36	.49	.51	.72
Net realized and unrealized
gain (loss) on investments		(.04)		.07	—	.64	(.50)	.96
Total from Investment Operations		.22		.53	.36	1.13	.01	1.68
Distributions:
Dividends from
investment income—net		(.44)		(.32)	(.40)	(.54)	(.61)	(.60)
Dividends from net realized
gain on investments		—		—	(.27)	(.05)	—	—
Total Distributions		(.44)		(.32)	(.67)	(.59)	(.61)	(.60)
Net asset value, end of period		13.06		13.28	13.07	13.38	12.84	13.44
Total Return (%)		1.69	[b]	4.06	2.74	9.13	.03	13.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.63	[c]	.72	.96	1.20	1.23	1.16
Ratio of net expenses
to average net assets		.63	[c]	.69	.85	.85	.85	.85
Ratio of net investment income
to average net assets		4.01	[c]	3.53	2.91	3.83	3.87	5.54
Portfolio Turnover Rate		72.99	[b]	230.83	304.46	267.60	309.54 [d]	172.20
Net Assets, end of period
($ x 1,000)		417,314		349,915	57,138	8,329	7,095	1,469

a	Based on average shares outstanding.
b	Not annualized.
c Annualized.
d				The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended October 31, 2011 was
	303.56%.
See notes to financial statements.

32

		Six Months Ended
		April 30, 2015		Year Ended October 31,
Class Y Shares		(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period		13.28		13.07	13.07
Investment Operations:
Investment income—net[b]		.25		.47	.13
Net realized and unrealized gain (loss) on investments		(.03)		.07	(.07)
Total from Investment Operations		.22		.54	.06
Distributions:
Dividends from investment income—net		(.44)		(.33)	(.06)
Net asset value, end of period		13.06		13.28	13.07
Total Return (%)		1.72	[c]	4.13	.42	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.59	[d]	.61	.85	[d]
Ratio of net expenses to average net assets		.59	[d]	.60	.85	[d]
Ratio of net investment income to average net assets		3.98	[d]	3.61	2.88	[d]
Portfolio Turnover Rate		72.99	[c]	230.83	304.46
Net Assets, end of period ($ x 1,000)		17,547		5,724	1

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d Annualized.
See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Opportunistic Fixed Income Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than

34

expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable

36

quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	156,394,655	—	156,394,655
Commercial
Mortgage-Backed	—	73,609,429	—	73,609,429
Corporate Bonds†	—	259,504,368	—	259,504,368
Floating Rate Loan Interests	—	20,673,536	—	20,673,536
Foreign Government	—	163,669,996	—	163,669,996
Municipal Bonds†	—	968,500	—	968,500
Mutual Funds	41,270,789	—	—	41,270,789
Residential
Mortgage-Backed	—	13,410,911	—	13,410,911
U.S. Government
Agency/
Mortgage-Backed	—	1,871,788	—	1,871,788
U.S. Treasury	—	18,060,537	—	18,060,537
Other Financial
Instruments:
Financial Futures††	1,031,119	—	—	1,031,119

38

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Other Financial
Instruments (continued):
Forward Foreign
Currency Exchange
Contracts††	—	820,379	—	820,379
Options Purchased	—	997,309	—	997,309
Swaps††	—	1,392,821	—	1,392,821
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(2,632,825)	—	—	(2,632,825)
Forward Foreign
Currency Exchange
Contracts††	—	(6,249,587)	—	(6,249,587)
Swaps††	—	(4,972,022)	—	(4,972,022)
Options Written	—	(956,720)	—	(956,720)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2015,The Bank of NewYork Mellon earned $10,180 from lending portfolio securities, pursuant to the securities lending agreement.

40

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	5,172,509	292,186,101	274,848,924	22,509,686	3.1
Dreyfus
Institutional
Cash
Advantage
Fund	21,907,460	90,018,512	93,164,869	18,761,103	2.6
Total	27,079,969	382,204,613	368,013,793	41,270,789	5.7

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 30, 2015, the Board declared a cash dividend of $.029, $.021, $.032 and $.32 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on May 1, 2015 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2015.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

42

The fund has an unused capital loss of $2,737,072 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. If not applied, the fund has $766,980 short-term capital losses and $1,970,092 long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income 6,455,230. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, Class C, Class I and Class Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .65%,

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

.65%, .65% and .60% of the value of the respective class’ average daily net assets. During the period ended April 30, 2015, there was no reduction in expenses pursuant to the undertaking.

During the period ended April 30, 2015, the Distributor retained $12,594 from commissions earned on sales of the fund’s Class A shares and $4,099 from CDSCs on redemptions of the fund’s Class

C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $240,715 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $246,960 and $80,238, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

44

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $6,457 for transfer agency services and $300 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $13.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $100,156 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $293,503, Distribution Plan fees $44,296, Shareholder Services Plan fees $59,170, custodian fees $48,827, Chief Compliance Officer fees $3,682 and transfer agency fees $1,672.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended April 30, 2015, amounted to $584,748,191 and $452,112,671, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients.The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (LIBOR) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 and 90 days, but not exceed one year. The fund may invest in multiple series or tranches of a loan.A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

46

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2015:

48

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
October 31, 2014	99,542,000	2,082,863
Contracts written	1,112,672,500	5,497,945
Contracts terminated:
Contracts closed	158,970,500	2,075,943	1,936,265	139,678
Contracts expired	261,344,000	2,729,175	—	2,729,175
Total contracts
terminated	420,314,500	4,805,118	1,936,265	2,868,853
Contracts outstanding
April 30, 2015	791,900,000	2,775,690

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2015:

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Indian Rupee,
Expiring
5/29/2015	[a]	1,053,495,000	16,725,063	16,474,093	(250,970)
New Zealand Dollar,
Expiring
5/29/2015	[b]	1,425,000	1,077,667	1,084,477	6,810
Norwegian Krone,
Expiring
5/29/2015	[b]	54,970,000	6,978,302	7,294,167	315,865
Sales:			Proceeds ($)
Australian Dollar,
Expiring:
5/29/2015	[b]	25,240,000	19,567,689	19,940,947	(373,258)
5/29/2015	[c]	9,170,000	7,072,127	7,244,789	(172,662)
Brazilian Real,
Expiring:
6/2/2015	[d]	8,855,000	2,780,918	2,904,145	(123,227)
6/2/2015	[e]	33,100,000	10,612,630	10,855,698	(243,068)
6/2/2015	[f]	15,240,000	4,858,145	4,998,213	(140,068)
British Pound,
Expiring
5/29/2015	[g]	22,395,000	33,462,676	34,368,970	(906,294)
Canadian Dollar,
Expiring
5/29/2015	[b]	4,870,000	3,988,550	4,034,820	(46,270)
Colombian Peso,
Expiring:
5/29/2015	[c]	13,540,360,000	5,329,801	5,667,546	(337,745)
5/29/2015	[d]	27,938,070,000	10,967,934	11,693,951	(726,017)
5/29/2015	[g]	12,047,980,000	4,717,298	5,042,886	(325,588)
7/16/2015	[a]	17,347,750,000	6,956,770	7,226,857	(270,087)
Euro,
Expiring:
5/29/2015	[b]	9,085,000	9,845,142	10,205,088	(359,946)
5/29/2015	[d]	25,025,000	27,111,334	28,110,328	(998,994)
5/29/2015	[e]	2,870,000	3,082,954	3,223,842	(140,888)
5/29/2015	[g]	4,326,000	4,688,086	4,859,352	(171,266)
5/29/2015	[h]	6,489,000	7,029,988	7,289,028	(259,040)

50

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Hungarian Forint,
Expiring
5/29/2015	[d]	656,445,000	2,410,476	2,424,335	(13,859)
Malaysian Ringgit,
Expiring
5/29/2015	[d]	11,520,000	3,128,734	3,225,710	(96,976)
Mexican New Peso:
Expiring:
5/29/2015	[d]	114,915,000	7,574,899	7,474,330	100,569
5/29/2015	[f]	51,220,000	3,360,068	3,331,464	28,604
New Zealand Dollar,
Expiring
5/29/2015	[c]	39,185,000	29,970,647	29,821,203	149,444
Peruvian New Sol,
Expiring
6/11/2015	[a]	40,000,000	12,882,448	12,690,275	192,173
Singapore Dollar,
Expiring
5/29/2015	[a]	4,035,000	2,996,213	3,047,534	(51,321)
South African Rand,
Expiring:
5/29/2015	[a]	55,620,000	4,679,415	4,652,501	26,914
5/29/2015	[d]	18,130,000	1,494,555	1,516,538	(21,983)
5/29/2015	[i]	85,910,000	7,129,409	7,186,198	(56,789)
5/29/2015	[j]	23,590,000	1,946,177	1,973,256	(27,079)
Swiss Franc,
Expiring
5/29/2015	[c]	6,055,000	6,360,762	6,496,954	(136,192)
Gross Unrealized
Appreciation					820,379
Gross Unrealized
Depreciation					(6,249,587)

Counterparties:
a	Citigroup
b	Goldman Sachs International
c	HSBC
d	JP Morgan Chase Bank
e	Morgan Stanley Capital Services
f	Standard Chartered Bank
g	Credit Suisse
h	UBS
i	Bank of America
j	Barclays Bank

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

52

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the coun-terparty over the agreement’s remaining life, to the extent that the amount is positive.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counter-party. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swap against default. The following summarizes open interest rate swaps entered into by the fund at April 30, 2015:

OTC—Interest Rate Swaps

					Unrealized
Notional	Currency/		(Pay) Receive		Appreciation
Amount ($)	Floating Rate	Counterparties	Fixed Rate (%)	Expiration	(Depreciation) ($)

94,900,000	MXN—28 Day	Deutsche	6.74	1/2/2024	330,411
	Libor	Bank
244,400,000	MXN—28 Day	J.P. Morgan	(4.74)	1/10/2017	(180,383)
	Libor	Chase Bank
16,900,000	MXN—28 Day	Deutsche	6.47	4/23/2024	36,790
	Libor	Bank
33,600,000	MXN—28 Day	Deutsche	(4.67)	5/2/2017	(19,371)
	Libor	Bank
150,000,000	USD—1 Year US CPI	Deutsche	(1.13)	10/22/2015	(1,725,592)
	Urban Consumers	Bank
	NSA
72,500,000	MXN—28 Day	Citigroup	6.11	7/29/2024	21,929
	Libor
202,000,000	MXN—28 Day	Citigroup	(4.31)	8/7/2017	20,063
	Libor
71,400,000	MXN—28 Day	Deutsche	6.30	9/24/2024	82,092
	Libor	Bank

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

OTC—Interest Rate Swaps (continued)

						Unrealized
Notional		Currency/		(Pay) Receive		Appreciation
Amount ($)		Floating Rate	Counterparties	Fixed Rate (%)	Expiration	(Depreciation) ($)

199,500,000		MXN—28 Day	Deutsche	(4.55)	10/3/2017	(31,850)
		Libor	Bank
890,000,000		MXN—28 Day	Citigroup	(4.45)	11/3/2017	56,049
		Libor
320,000,000		MXN—28 Day	Citigroup	6.15	10/25/2024	119,121
		Libor
200,000,000		MXN—28 Day	Goldman,	(4.60)	3/21/2018	17,578
		Libor	Sachs
			International
Gross Unrealized Appreciation						684,033
Gross Unrealized Depreciation						(1,957,196)

Centrally Cleared Interest Rate Swaps

						Unrealized
Notional		Currency/ (Pay) Receive				Appreciation
Amount ($)		Floating Rate Fixed Rate (%)		Expiration Clearing House (Depreciation) ($)

33,000,000[a] USD-3 Month			(2.31)	6/15/2021	Chicago	(1,179,563)
		Libor		Mercantile
				Exchange
310,000,000[b] USD-6 Month			(0.79)	12/18/2016	Chicago	(1,316,486)
		Libor		Mercantile
				Exchange
110,000,000	[c]	USD-6 Month	(1.48)	4/17/2020	Chicago	437,396
		Libor		Mercantile
				Exchange
350,000,000[a] USD-6 Month			(1.19)	3/29/2017	Chicago	(386,926)
		Libor		Mercantile
				Exchange
60,000,000	[c]	USD-6 Month	0.28	4/14/2018	Chicago	(36,787)
		Libor		Mercantile
				Exchange
13,100,000	[a]	USD-3 Month	(2.12)	1/13/2025	Chicago	(95,064)
		Libor		Mercantile
				Exchange
Gross Unrealized Appreciation						437,396
Gross Unrealized Depreciation						(3,014,826)

Counterparties:
a	JP Morgan Chase Bank
b	Deutsche Bank
c	Bank of America
LIBOR—London Interbank Offer
MXN—Mexican New Peso
USD—U.S. Dollar

54

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering

The Fund 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.The following summarizes open credit default swaps entered into by the fund at April 30, 2015:

OTC Credit Default Swaps

				(Pay)			Upfront
				Receive	Implied		Premiums
Reference		Notional		Fixed	Credit	Market	Received	Unrealized
Obligation		Amount ($)[2]		Rate(%)	Spread(%)[3]	Value ($)	(Paid) ($)	Appreciation ($)

Sales Contract:[1]
Markit CMBX.NA.
BBB Series 7
1/17/2047	†	62,800,000	[a]	3.00 314.21		(503,505)	(774,897)	271,392

† Expiration Date
Counterparty:

a	Deutsche Bank
1	If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
2	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
3	Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.A credit spread identified as
“Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative,

56

and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2,3]	3,149,857	Interest rate risk[1,3,4]	(8,060,451)
Foreign exchange risk[2,5]	820,379	Foreign exchange risk[4,6]	(6,750,703)
Credit risk[3]	271,392	Credit risk	—
Gross fair value of
derivatives contracts	4,241,628		(14,811,154)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in Note 4.
Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement fo Assets and Liabilities.
4	Outstanding options written, at value.
5	Unrealized appreciation on forward foreign currency exchange contracts.
6	Unrealized depreciation on forward foreign currency exchange contracts.

The effective of derivative instruments in the Statement of Operation during the period ended April 30, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[7]	Transactions[8]	Contracts[9]	Transactions[10]	Total
Interest rate	254,385	(794,003)	—	(5,247,114)	(5,786,732)
Foreign exchange	—	475,812	21,523,951	—	21,999,763
Credit	—	—	—	(247,804)	(247,804)
Total	254,385	(318,191) 21,523,951		(5,494,918) 15,965,227

The Fund 57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[11]	Transactions[12]	Contracts[13]	Transactions[14]	Total
Interest rate	(909,436)	(313,786)	—	(160,527)	(1,383,749)
Foreign exchange	—	666,558	(7,894,556)	—	(7,227,998)
Credit	—	—	—	67,843	67,843
Total	(909,436)	352,772	(7,894,556)	(92,684)	(8,543,904)

Statement of Operations location:
7	Net realized gain (loss) on financial futures.
8	Net realized gain (loss) on options transactions.
9	Net realized gain (loss) on forward foreign currency exchange contracts.
[10] Net realized gain (loss) on swap transactions.
[11] Net unrealized appreciation (depreciation) on financial futures.
[12] Net unrealized appreciation (depreciation) on options transactions.
[13] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[14] Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	1,031,119	(2,632,825)
Options	997,309	(956,720)
Forward contracts	820,379	(6,249,587)
Swaps	1,392,821	(4,972,022)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	4,241,628	(14,811,154)
Derivatives not subject to
Master Agreements	(1,770,049)	7,170,520
Total gross amount of assets and
liabilities subject to Master Agreements	2,471,579	(7,640,634)

58

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2015:†

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
Citigroup	436,250	(436,250)	—	—
Deutsche Bank	720,593	(720,593)	—	—
Goldman Sachs
International	340,249	(340,249)	—	—
HSBC	149,444	(149,444)	—	—
JP Morgan
Chase Bank	100,568	(100,568)	—	—
Morgan Stanley	695,871	(695,871)	—	—
Standard Chartered
Bank	28,604	(28,604)	—	—
Total	2,471,579	(2,471,579)	—	—

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterpartys	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Liabilities ($)
Bank of America	(56,789)	—		(56,789)
Barclays Bank	(27,079)	—	27,079	—
Citigroup	(679,021)	436,250	—	(242,771)
Deutsche Bank	(1,932,374)	720,593	—	(1,211,781)
Goldman Sachs
International	(805,171)	340,249	—	(464,922)
HSBC	(646,600)	149,444		(497,156)
JP Morgan
Chase Bank	(2,374,557)	100,568	1,430,000	(843,989)
Morgan Stanley
Capital Services	(719,935)	695,871	24,064	—
Standard Chartered
Bank	(140,068)	28,604	—	(111,464)
UBS	(259,040)	—	—	(259,040)
Total	(7,640,634)	2,471,579	1,481,143	(3,687,912)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The Fund 59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Interest rate financial futures	327,768,586
Interest rate options contracts	2,492,507
Foreign currency options contracts	417,411
Forward contracts	273,277,359

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2015:

Average Notional Value ($)
Interest rate swap agreements	862,369,932
Credit default swap agreements	37,450,000

At April 30, 2015, accumulated net unrealized depreciation on investments was $8,113,785, consisting of $8,192,279 gross unrealized appreciation and $16,306,064 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

60

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 25-26, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund 61

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for all peri-ods.The Board also noted that the fund’s yield performance was at or above the Performance Group and Performance Universe medians for seven of the eight one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Dreyfus representatives noted that the fund was managed pursuant to a different investment strategy before October 2010 and that performance for periods prior to October 2010 was not necessarily indicative of how the fund would have performed pursuant to its current strategy. They also noted that, since July 2013, the fund has not been managed to a benchmark index and that the fund seeks to provide returns that are largely independent of market movements.They noted that the benchmark index serves as a performance baseline for the fund.

62

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2015, so that annual direct fund operating expenses of its Class A, C, I and Y shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 0.65%, 0.65%, 0.65% and 0.60%, respectively, of the fund’s average daily net assets. Dreyfus representatives informed the Board that the expense limitation would be extended until March 1, 2016.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing

The Fund 63

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

64

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 65

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Tax Managed

Growth Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
28	Information About the Renewal of
the Fund’s Investment Management and
Sub-Investment Advisory Agreements

FOR MORE INFORMATION
Back Cover

Dreyfus
Tax Managed
Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Tax Managed Growth Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting modest gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, stock prices were driven broadly higher over the final months of 2014 as U.S. corporate fundamentals benefited from a sustained economic recovery, which was fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. However, gains moderated over the first four months of 2015, when investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. In the meantime, expectations of the timing of short-term interest rate hikes from monetary policymakers have been pushed back, and eventual rate increases are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2014, through April 30, 2015, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Tax Managed Growth Fund’s Class A shares produced a total return of 1.58%, Class C shares returned 1.20% and Class I shares returned 1.71%.1 In comparison, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 4.39% for the same period.2

U.S. stocks gained ground amid bouts of heightened market volatility stemming from choppy U.S. and global economic growth. The fund lagged its benchmark, mainly due to our emphasis on large, global industry leaders at a time when smaller, more domestically oriented companies fared better.

The Fund’s Investment Approach

The fund invests primarily in well-established, multinational companies that we believe are well positioned to weather difficult economic climates and thrive during favorable times. We focus on purchasing large-cap, blue-chip stocks at a price we consider to be justified by a company’s fundamentals. The result is a portfolio of stocks selected for what we consider to be sustained patterns of profitability, strong balance sheets, expanding global presence and above-average earnings growth potential. At the same time, we manage the fund in a manner cognizant of the concerns of tax-conscious investors.We typically buy and sell relatively few stocks during the course of the year, which may help reduce investors’ tax liabilities.

Economic Developments Drove Market Performance

The S&P 500 Index gained a moderate degree of value during the reporting period despite a series of short-lived sell-offs. Through most of the reporting period, oil prices continued to slide, and the U.S. dollar appreciated against most other major currencies. U.S. economic activity was pressured by the West Coast port strike and harsh winter weather across much of the nation, causing GDP growth to slow markedly in the early months of 2015. The Federal Reserve Board continued to

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

contemplate raising interest rates even as other major central banks eased their monetary policies to combat persistent global economic weakness.

Market leadership oscillated in this environment, but the consumer discretionary, health care and information technology sectors ranked as the benchmark’s strongest sectors overall. The energy sector proved to be the weakest sector despite a partial rebound from mid-March through the end of April.

Global Industry Leaders Dampened Relative Results

The fund participated in the market’s moderate gains during the reporting period, but its returns lagged the benchmark. Relative results were impeded by the overall impact of our stock selection strategy, which reflected an emphasis on large, global industry leaders at a time when investors favored stocks of smaller, more domestically oriented companies. The fund’s holdings in the consumer staples, health care and industrials sectors displayed weakness compared to the benchmark’s constituents in these industry groups. Relative performance also was undermined by the fund’s limited and selectively focused representation in the strong-performing consumer discretionary sector. An overweighted allocation to the energy sector was likewise a drag on results.

Factors that contributed positively to the fund’s relative performance over the reporting period included an advantageous stock focus in the information technology sector. Holdings such as Apple and Texas Instruments outperformed market averages and their industry peers. The fund’s avoidance of the underperforming utilities and telecommunications services sectors also proved constructive, while its positioning in the financials sector had a generally neutral impact on relative performance.

Holdings in the fund making the largest contributions to returns for the reporting period included Apple, Novo Nordisk, Walgreen Boots Alliance, The Walt Disney Company, Nestle, Texas Instruments and Altria Group. The largest detractors from returns included ExxonMobil, Philip Morris International, Procter & Gamble, Chevron, Johnson and Johnson, QUALCOMM and American Express.

Maintaining a Constructive Investment Posture

The S&P 500 Index has struggled to find direction in recent months. In our view, the U.S. stock market may continue to lack conviction until investors see greater

4

clarity surrounding the expected rebound in economic growth after the first quarter’s soft patch. Increased certainty regarding the timing and pace of upcoming interest rate hikes also should give investors more confidence.

Although large, high-quality multinational companies recently have lagged market averages, we believe that these companies are better equipped than many of their smaller competitors to cope with the prospect of rising wage costs, and they appear better able to pursue their growth initiatives in a more normalized interest-rate environment. Furthermore, in our judgment, these global industry leaders may be viewed as increasingly attractive investments based on their ability to benefit not only from faster economic growth in the United States, but also from stabilizing conditions abroad. Finally, we note that, despite their recent weakness, the fund’s energy holdings feature attractive valuations, strong balance sheets, disciplined cost controls, and established records of returning capital to shareholders. These characteristics are expected to support improved absolute performance from the energy sector in upcoming reporting periods.

May 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Tax Managed Growth Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.75	$10.48	$5.50
Ending value (after expenses)	$1,015.80	$1,012.00	$1,017.10

COMPARING YOUR FUND’S EXPENSES

WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.76	$10.49	$5.51
Ending value (after expenses)	$1,018.10	$1,014.38	$1,019.34

† Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class C and 1.10%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—99.4%	Shares	Value ($)
Banks—1.3%
Wells Fargo & Co	42,700	2,352,770
Capital Goods—2.4%
Caterpillar	20,600	1,789,728
United Technologies	23,400	2,661,750
		4,451,478
Consumer Services—1.4%
McDonald’s	27,150	2,621,333
Diversified Financials—9.0%
American Express	33,700	2,610,065
BlackRock	10,600	3,857,764
Franklin Resources	52,800	2,722,368
JPMorgan Chase & Co	75,300	4,763,478
State Street	25,400	1,958,848
Visa, Cl. A	14,000	924,700
		16,837,223
Energy—14.2%
California Resources	23,880	222,084
Chevron	59,600	6,619,176
ConocoPhillips	37,800	2,567,376
EOG Resources	13,400	1,325,930
Exxon Mobil	101,912	8,904,051
Imperial Oil	47,400	2,091,762
Occidental Petroleum	59,700	4,781,970
		26,512,349
Food & Staples Retailing—3.0%
Walgreens Boots Alliance	46,400	3,847,952
Whole Foods Market	36,000	1,719,360
		5,567,312
Food, Beverage & Tobacco—19.6%
Altria Group	101,900	5,100,095
Coca-Cola	170,600	6,919,536
Diageo, ADR	17,100	1,898,442

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Nestle, ADR	74,150		5,755,523
PepsiCo	40,300		3,833,336
Philip Morris International	122,300		10,208,381
SABMiller	51,850		2,747,132
			36,462,445
Health Care Equipment &
Services—1.8%
Abbott Laboratories	71,100		3,300,462
Household & Personal
Products—4.7%
Estee Lauder, Cl. A	44,600		3,625,534
Procter & Gamble	64,100		5,096,591
			8,722,125
Insurance—1.3%
ACE	22,000		2,353,780
Materials—1.3%
Praxair	19,500		2,377,635
Media—5.4%
Comcast, Cl. A	47,400		2,737,824
Time Warner Cable	2,200		342,144
Twenty-First Century Fox, Cl. A	36,000		1,226,880
Twenty-First Century Fox, Cl. B	50,000		1,667,500
Walt Disney	37,900		4,120,488
			10,094,836
Pharmaceuticals, Biotech &
Life Sciences—12.6%
AbbVie	71,100		4,597,326
Celgene	12,000	[a]	1,296,720
Gilead Sciences	20,000	[a]	2,010,200
Johnson & Johnson	25,600		2,539,520

8

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Novartis, ADR	28,600		2,911,480
Novo Nordisk, ADR	99,500		5,598,865
Roche Holding, ADR	123,400		4,427,592
			23,381,703
Retailing—1.6%
Wal-Mart Stores	38,200		2,981,510
Semiconductors & Semiconductor
Equipment—3.7%
Intel	71,600		2,330,580
Texas Instruments	71,000		3,848,910
Xilinx	17,100		741,456
			6,920,946
Software & Services—6.2%
Automatic Data Processing	33,200		2,806,728
Facebook, Cl. A	25,000	[a]	1,969,250
International Business Machines	24,900		4,265,121
Oracle	57,500		2,508,150
			11,549,249
Technology Hardware
& Equipment—7.1%
Apple	87,200		10,913,080
QUALCOMM	33,500		2,278,000
			13,191,080
Transportation—2.8%
Canadian Pacific Railway	18,900		3,601,962
Union Pacific	15,000		1,593,450
			5,195,412
Total Common Stocks
(cost $115,034,900)			184,873,648

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $923,196)	923,196 [b]	923,196

Total Investments (cost $115,958,096)	99.9%	185,796,844
Cash and Receivables (Net)	.1%	228,108
Net Assets	100.0%	186,024,952

ADR — American Depository Receipts
a Non-income producing security.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Food, Beverage & Tobacco	19.6	Food & Staples Retailing	3.0
Energy	14.2	Transportation	2.8
Pharmaceuticals,		Capital Goods	2.4
Biotech & Life Sciences	12.6	Health Care Equipment & Services	1.8
Diversified Financials	9.0	Retailing	1.6
Technology Hardware & Equipment	7.1	Consumer Services	1.4
Software & Services	6.2	Banks	1.3
Media	5.4	Insurance	1.3
Household & Personal Products	4.7	Materials	1.3
Semiconductors &		Money Market Investment	.5
Semiconductor Equipment	3.7		99.9

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		115,034,900	184,873,648
Affiliated issuers		923,196	923,196
Cash			87,010
Dividends receivable			355,197
Receivable for shares of Capital Stock subscribed			59,772
			186,298,823
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)			212,801
Payable for shares of Capital Stock redeemed			61,011
Accrued expenses			59
			273,871
Net Assets ($)			186,024,952
Composition of Net Assets ($):
Paid-in capital			109,151,707
Accumulated undistributed investment income—net			768,272
Accumulated net realized gain (loss) on investments			6,266,225
Accumulated net unrealized appreciation (depreciation) on
investments			69,838,748
Net Assets ($)			186,024,952

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	79,322,150	34,395,829	72,306,973
Shares Outstanding	3,020,522	1,382,010	2,747,325
Net Asset Value Per Share ($)	26.26	24.89	26.32

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $79,270 foreign taxes withheld at source):
Unaffiliated issuers	2,521,598
Affiliated issuers	460
Income from securities lending—Note 1(b)	2,147
Total Income	2,524,205
Expenses:
Management fee—Note 3(a)	1,032,348
Disbribution/Service Plan fees—Note 3(b)	278,227
Directors’ fees—Note 3(a,c)	6,229
Loan commitment fees—Note 2	822
Interest expense—Note 2	112
Total Expenses	1,317,738
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(6,229)
Net Expenses	1,311,509
Investment Income—Net	1,212,696
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	6,266,393
Net unrealized appreciation (depreciation) on investments	(4,566,586)
Net Realized and Unrealized Gain (Loss) on Investments	1,699,807
Net Increase in Net Assets Resulting from Operations	2,912,503
See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	1,212,696	2,216,114
Net realized gain (loss) on investments	6,266,393	5,646,286
Net unrealized appreciation (depreciation) on
investments	(4,566,586)	13,663,583
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,912,503	21,525,983
Dividends to Shareholders from ($):
Investment income—net:
Class A	(468,641)	(1,673,385)
Class C	(71,310)	(210,320)
Class I	(468,222)	(393,158)
Net realized gain on investments:
Class A	(2,133,022)	—
Class C	(920,755)	—
Class I	(1,736,330)	—
Total Dividends	(5,798,280)	(2,276,863)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,616,365	11,671,447
Class C	1,335,818	3,667,230
Class I	7,212,711	63,932,939
Dividends reinvested:
Class A	2,205,942	1,503,509
Class C	606,051	132,504
Class I	2,120,735	355,412
Cost of shares redeemed:
Class A	(10,726,164)	(85,863,612)
Class C	(2,547,071)	(5,648,728)
Class I	(6,369,227)	(10,835,103)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(4,544,840)	(21,084,402)
Total Increase (Decrease) in Net Assets	(7,430,617)	(1,835,282)
Net Assets ($):
Beginning of Period	193,455,569	195,290,851
End of Period	186,024,952	193,455,569
Undistributed investment income—net	768,272	563,749

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	62,016	471,566
Shares issued for dividends reinvested	84,313	60,583
Shares redeemed	(410,337)	(3,321,920)
Net Increase (Decrease) in Shares Outstanding	(264,008)	(2,789,771)
Class C
Shares sold	53,900	154,387
Shares issued for dividends reinvested	24,380	5,595
Shares redeemed	(102,079)	(235,473)
Net Increase (Decrease) in Shares Outstanding	(23,799)	(75,491)
Class I
Shares sold	275,950	2,430,540
Shares issued for dividends reinvested	80,947	14,009
Shares redeemed	(242,525)	(434,481)
Net Increase (Decrease) in Shares Outstanding	114,372	2,010,068
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015					Year Ended October 31,
Class A Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		26.65		24.09	21.27	19.34	17.47	15.40
Investment Operations:
Investment income—net [a]		.17		.33	.34	.27	.27	.25
Net realized and unrealized
gain (loss) on investments		.24		2.54	2.80	2.03	1.85	2.10
Total from Investment Operations		.41		2.87	3.14	2.30	2.12	2.35
Distributions:
Dividends from
investment income—net		(.14)		(.31)	(.32)	(.37)	(.25)	(.28)
Dividends from net realized
gain on investments		(.66)		—	—	—	—	—
Total Distributions		(.80)		(.31)	(.32)	(.37)	(.25)	(.28)
Net asset value, end of period		26.26		26.65	24.09	21.27	19.34	17.47
Total Return (%) [b]		1.58	[c]	12.00	14.91	12.10	12.13	15.53
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.36	[d]	1.36	1.36	1.36	1.36	1.36
Ratio of net expenses
to average net assets		1.35	[d]	1.35	1.35	1.35	1.32	1.25
Ratio of net investment income
to average net assets		1.34	[d]	1.30	1.49	1.28	1.42	1.54
Portfolio Turnover Rate		4.45	[c]	2.44	6.47	11.15	15.10	3.00
Net Assets, end of period
($ x 1,000)		79,322		87,549	146,333	132,387	100,740	76,318

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2015					Year Ended October 31,
Class C Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		25.30		22.90	20.23	18.36	16.60	14.65
Investment Operations:
Investment income—net [a]		.07		.12	.16	.10	.12	.12
Net realized and unrealized
gain (loss) on investments		.23		2.42	2.68	1.94	1.76	2.01
Total from Investment Operations		.30		2.54	2.84	2.04	1.88	2.13
Distributions:
Dividends from
investment income—net		(.05)		(.14)	(.17)	(.17)	(.12)	(.18)
Dividends from net realized
gain on investments		(.66)		—	—	—	—	—
Total Distributions		(.71)		(.14)	(.17)	(.17)	(.12)	(.18)
Net asset value, end of period		24.89		25.30	22.90	20.23	18.36	16.60
Total Return (%) [b]		1.20	[c]	11.16	14.11	11.19	11.38	14.63
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		2.11	[d]	2.11	2.11	2.11	2.11	2.11
Ratio of net expenses
to average net assets		2.10	[d]	2.10	2.10	2.10	2.07	2.00
Ratio of net investment income
to average net assets		.59	[d]	.48	.75	.51	.68	.80
Portfolio Turnover Rate		4.45	[c]	2.44	6.47	11.15	15.10	3.00
Net Assets, end of period
($ x 1,000)		34,396		35,570	33,915	29,304	20,386	18,714

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d Annualized.
See notes to financial statements.

16

Six Months Ended
April 30, 2015					Year Ended October 31,
Class I Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		26.71		24.15	21.32	19.40	17.53	15.44
Investment Operations:
Investment income—net [a]		.21		.32	.40	.32	.30	.28
Net realized and unrealized
gain (loss) on investments		.24		2.62	2.81	2.04	1.86	2.13
Total from Investment Operations		.45		2.94	3.21	2.36	2.16	2.41
Distributions:
Dividends from
investment income—net		(.18)		(.38)	(.38)	(.44)	(.29)	(.32)
Dividends from net realized
gain on investments		(.66)		—	—	—	—	—
Total Distributions		(.84)		(.38)	(.38)	(.44)	(.29)	(.32)
Net asset value, end of period		26.32		26.71	24.15	21.32	19.40	17.53
Total Return (%)		1.71	[b]	12.29	15.21	12.33	12.47	15.81
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		1.11	[c]	1.11	1.11	1.11	1.11	1.11
Ratio of net expenses
to average net assets		1.10	[c]	1.10	1.10	1.10	1.08	1.00
Ratio of net investment income
to average net assets		1.59	[c]	1.24	1.78	1.51	1.62	1.72
Portfolio Turnover Rate		4.45	[b]	2.44	6.47	11.15	15.10	3.00
Net Assets, end of period
($ x 1,000)		72,307		70,336	15,043	18,253	6,284	1,785

a	Based on average shares outstanding.
b	Not annualized.
c Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Tax Managed Growth Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek long-term capital appreciation consistent with minimizing realized capital gains and taxable current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Capital Stock. The fund currently offers three classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution fee and/or Service Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a

18

front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued

20

at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	155,840,890	—		—	155,840,890
Equity Securities—
Foreign
Common Stocks†	26,285,626	2,747,132	††	—	29,032,758
Mutual Funds	923,196	—		—	923,196

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At October 31, 2014, $2,928,492 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S.

22

Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2015,The Bank of New York Mellon earned $664 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	801,064	10,441,721	10,319,589	923,196.5
Dreyfus
Institutional
Cash Advantage
Fund	—	14,026,809	14,026,809	—	—
Total	801,064	24,468,530	24,346,398	923,196.5

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $2,276,863. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

24

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2015 was approximately $20,400 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of 1.10% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan and Service Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2015, fees reimbursed by Dreyfus amounted to $6,229.

Pursuant to a sub-investment advisory agreement between Dreyfus and Sarofim & Co., Dreyfus pays Sarofim & Co. a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets.

During the period ended April 30, 2015, the Distributor retained $2,300 from commissions earned on sales of the fund’s Class A shares and $3,014 from CDSCs on redemptions of the fund’s class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares may pay annually up to .25% of the value of its average daily net assets to compen-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of its average daily net assets. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at the annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2015, Class A and Class C shares were charged $103,886 and $130,756, respectively, pursuant to their Distribution Plans. During the period ended April 30, 2015, Class C shares were charged $43,585 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $168,757, Distribution Plans fees $37,874 and Service Plan fees $7,157, which are offset against an expense reimbursement currently in effect in the amount of $987.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2015, amounted to $8,368,217 and $17,932,906, respectively.

26

At April 30, 2015, accumulated net unrealized appreciation on investments was $69,838,748, consisting of $70,818,973 gross unrealized appreciation and $980,225 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Subadviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations,

28

including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (ranking lowest in the Performance Group for nearly all periods). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and noted that the fund’s performance higher than the return of the benchmark for five of the ten calendar years shown.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board discussed with representatives of Dreyfus, its affiliates and the Subadviser the investment strategy employed in the management of the fund’s assets, how that strategy was implemented and how that implementation affected the fund’s relative performance. The Board members noted that the Subadviser is an experienced manager with a long-term “buy-and-hold” investment approach to investing in high quality, “mega-cap” companies. The Subadviser’s considerable reputation, based on following this investment approach, was noted. Dreyfus advised the Board that a performance attribution analysis had been completed with respect to the manner in which the Subadviser was implementing its strategy and that suggestions had been made to the Subadviser based on the analysis, which the Subadviser advised were being considered.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

30

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board noted the Subadviser’s adherence to the fund’s invest- ment strategy and the Subadviser’s general investment approach and the efforts by Dreyfus and the Subadviser to improve fund perfor- mance and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

32

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

U.S. Treasury

Reserves

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
20	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
U.S. Treasury Reserves

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S.Treasury Reserves, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer term U.S.Treasury securities fared relatively well over the reporting period when long-term interest rates fell amid robust demand from investors seeking relatively safe havens in the midst of disappointing global growth, deflationary pressures, and intensifying geopolitical conflicts. Yet, yields of money market instruments remained anchored near zero percent by an unchanged target for overnight interest rates.Yields also experienced downward pressure from robust demand for a relatively limited supply of money market-eligible instruments.

We remain optimistic regarding the outlook for the U.S. economy. The domestic economic recovery has continued, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address persistent global economic weakness. However, we expect short-term interest rates to remain low for some time to come, particularly in light of weaker-than-expected U.S. GDP growth over the first quarter of 2015. Moreover, eventual rate hikes are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014 through April 30, 2015, as provided by Patricia A. Larkin, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus U.S. Treasury Reserves’ Investor shares produced an annualized yield of 0.00%, and Class R shares yielded 0.00%. Taking into account the effects of compounding, the fund’s Investor shares and Class R shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

Despite a sustained U.S. economic recovery and a shift to a more moderately accommodative monetary policy, money market yields remained anchored near zero percent when the target for the federal funds rate stayed unchanged in a range between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks a high level of current income consistent with stability of principal. As a U.S.Treasury money market fund, we attempt to provide shareholders with an investment vehicle that is made up of direct U.S.Treasury obligations with remaining maturities of 13 months or less, as well as repurchase agreements with securities dealers, which are backed by U.S. Treasuries. To pursue its goal, the fund normally invests only in direct obligations of the U.S.Treasury and in repurchase agreements secured by these obligations.

Economic Recovery Was Sustained but Choppy

The reporting period began in the midst of a sustained U.S. economic recovery that produced a robust 5.0% annualized GDP growth rate during the third quarter of 2014, the measure’s strongest quarterly performance since 2003. The recovery persisted over the fourth quarter of the year, but GDP growth decelerated to a 2.2% annualized rate. In November, the unemployment rate ticked higher to 5.8% even though 423,000 new jobs were added. Moreover, hourly earnings rose by 0.4%, suggesting that the recovery’s benefits might be broadening to more Americans. Plunging heating oil and gasoline prices contributed to an inflation rate of –0.3%,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

giving consumers greater buying power during the holiday season. December brought more positive economic news as the unemployment rate slipped to 5.6% and an estimated 329,000 jobs were created.

January 2015 saw not just the creation of 201,000 new jobs, but compensation for hourly workers jumped by its largest margin since the recession. A slight increase in the unemployment rate to 5.7% was attributed to more workers entering the labor force. The unemployment rate dipped to 5.5% in February, and 266,000 jobs were created, mainly in the food services, professional and business services, construction, health care, transportation, and warehousing industries.Wages and personal incomes also moved higher during the month, while energy prices rebounded from previously depressed levels. On a more negative note, exports and orders for durable goods weakened in February, and retail sales proved disappointing. The unemployment rate was unchanged in March, and job creation data moderated to 85,000 positions, the smallest gain in 15 months.Yet, average hourly wages rose 0.3% during the month, helping to push the personal savings rate to its highest level in more than two years. On the other hand, an appreciating U.S. dollar drove the U.S. trade deficit to a six-and-a-half year high in March, and U.S. GDP grew at an estimated—and anemic—0.2% annualized rate during the first quarter of 2015.

In April, the unemployment rate slid to 5.4% and 223,000 new jobs were created, lending credence to the Federal Reserve Board (the “Fed”)’s comments that the forces behind the winter soft patch were transitory. Average hourly earnings continued to advance modestly during the month, and the manufacturing and service sectors of the economy continued to expand.The housing market also showed renewed signs of life in April when housing starts surged about 9% above year-ago levels and permit issuance for new construction climbed about 6% on a year-over-year basis. In contrast, industrial production dropped for the fifth consecutive month, which some analysts attributed in part to seasonal factors and the impact of lower commodity prices on mining output.

Fed in No Hurry to Raise Rates

Although investors grew concerned in February that the Fed might raise short-term interest rates during the first half of 2015, they soon delayed their expectations of the timing of rate hikes in light of the first quarter’s disappointing growth rate. For

4

its part, the Fed has reiterated that its target for short-term interest rates “remains appropriate” and that policymakers will continue to monitor labor markets and inflationary pressures in determining the timing of future rate hikes.

Therefore, we have maintained the fund’s weighted average maturity in a range we consider to be in line with industry averages, and we have remained focused on high-quality U.S. Treasury obligations and repurchase agreements with strong liquidity characteristics. In our view, these remain prudent strategies until it becomes clearer that higher short-term rates are imminent.

May 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1

Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time.

Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Treasury Reserves from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015
	Investor Shares	Class R Shares
Expenses paid per $1,000†	$.35	$.35
Ending value (after expenses)	$1,000.00	$1,000.00

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015
	Investor Shares	Class R Shares
Expenses paid per $1,000†	$.35	$.35
Ending value (after expenses)	$1,024.45	$1,024.45

† Expenses are equal to the fund’s annualized expense ratio of .07% for Investor shares and .07% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—20.5%	Purchase (%)	Amount ($)	Value ($)
7/23/15	0.06	50,000,000	49,993,083
2/4/16	0.17	25,000,000	24,967,063
Total U.S. Treasury Bills
(cost $74,960,146)			74,960,146

Repurchase Agreements—79.2%
Barclays Capital, Inc.
dated 4/30/15, due 5/1/15 in the
amount of $29,000,081 (fully
collateralized by $29,654,200
U.S. Treasury Notes, 1.38%,
due 4/30/20, value $29,580,065)	0.10	29,000,000	29,000,000
BNP Paribas
dated 4/30/15, due 5/1/15 in the
amount of $50,000,139 (fully
collateralized by $2,592,400
U.S. Treasury Inflation Protected
Securities, 2.63%, due 7/15/17,
value $3,212,438, $34,316,900
U.S. Treasury Notes, 0.88%-1%,
due 12/31/16-6/30/19, value
$34,594,341 and $15,200,356
U.S. Treasury Strips, due
5/15/16-2/15/42,
value $13,193,284)	0.10	50,000,000	50,000,000
Citigroup Global Markets Holdings Inc.
dated 4/30/15, due 5/1/15 in the
amount of $80,000,244 (fully
collateralized by $78,801,400
U.S. Treasury Inflation Protected
Securities, 0.13%, due 7/15/22,
value $81,600,012)	0.11	80,000,000	80,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Annualized
		Yield on
		Date of	Principal
Repurchase Agreements (continued)		Purchase (%)	Amount ($)	Value ($)
HSBC USA Inc.
dated 4/30/15, due 5/1/15 in the
amount of $80,000,222 (fully
collateralized by $20,180,000
U.S. Treasury Bonds, 3.75%, due
1/15/43, value $24,654,434 and
$55,038,400 U.S. Treasury Notes,
2.13%, due 8/31/20, value $56,947,815)		0.10	80,000,000	80,000,000
JPMorgan Chase & Co.
dated 4/30/15, due 5/1/15 in the
amount of $50,000,153 (fully
collateralized by $37,970,000
U.S. Treasury Bonds, 4.50%,
due 5/15/38, value $51,001,887)		0.11	50,000,000	50,000,000
Total Repurchase Agreements
(cost $289,000,000)				289,000,000

Total Investments (cost $363,960,146)			99.7%	363,960,146

Cash and Receivables (Net)			.3%	1,018,196

Net Assets			100.0%	364,978,342

Portfolio Summary (Unaudited)†

	Value (%)			Value (%)
Repurchase Agreements	79.2	U.S. Treasury Bills		20.5
				99.7

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $289,000,000)—Note 1(b)	363,960,146	363,960,146
Cash		1,031,670
Interest receivable		838
		364,992,654
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		14,312
Net Assets ($)		364,978,342
Composition of Net Assets ($):
Paid-in capital		364,976,430
Accumulated net realized gain (loss) on investments		1,912
Net Assets ($)		364,978,342

Net Asset Value Per Share
	Investor Shares	Class R Shares
Net Assets ($)	124,997,788	239,980,554
Shares Outstanding	124,996,396	239,980,034
Net Asset Value Per Share ($)	1.00	1.00
See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Interest Income	145,333
Expenses:
Management fee—Note 2(a)	1,069,790
Distribution Plan fees (Investor Shares)—Note 2(b)	127,307
Directors’ fees—Note 2(a,c)	24,588
Total Expenses	1,221,685
Less—reduction in expenses due to undertaking—Note 2(a)	(1,051,871)
Less—Directors’ fees reimbursed by Dreyfus—Note 2(a)	(24,588)
Net Expenses	145,226
Investment Income—Net	107
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	800
Net Increase in Net Assets Resulting from Operations	907
See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	107	117
Net realized gain (loss) on investments	800	1,112
Net Increase (Decrease) in Net Assets
Resulting from Operations	907	1,229
Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	—	(51)
Class R Shares	(107)	(66)
Total Dividends	(107)	(117)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Investor Shares	38,784,568	88,084,148
Class R Shares	311,142,335	524,399,309
Dividends reinvested:
Investor Shares	—	51
Class R Shares	4	—
Cost of shares redeemed:
Investor Shares	(36,324,169)	(121,394,764)
Class R Shares	(402,757,668)	(379,459,480)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(89,154,930)	111,629,264
Total Increase (Decrease) in Net Assets	(89,154,130)	111,630,376
Net Assets ($):
Beginning of Period	454,132,472	342,502,096
End of Period	364,978,342	454,132,472

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015						Year Ended October 31,
Investor Shares		(Unaudited)		2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period		1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[a]		.000		.000		.000		.000		.000		.000
Distributions:
Dividends from
investment income—net[a]		(.000)		(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value, end of period		1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)[b]		.00	[c]	.00		.00		.00		.00		.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.71	[c]	.71		.71		.71		.71		.71
Ratio of net expenses
to average net assets		.07	[c]	.05		.09		.10		.12		.21
Ratio of net investment income
to average net assets		—		.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Net Assets, end of period
($ x 1,000)		124,998		122,537		155,847		122,029		125,984		116,980

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c Annualized.
See notes to financial statements.

12

Six Months Ended
April 30, 2015					Year Ended October 31,
Class R Shares		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]		.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a]		(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period		1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]		.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.51	[c]	.51	.51	.51	.50	.51
Ratio of net expenses
to average net assets		.07	[c]	.05	.09	.11	.12	.21
Ratio of net investment income
to average net assets[b]		.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period
($ x 1,000)		239,981		331,596	186,655	214,391	153,112	196,629

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c Annualized.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Treasury Reserves (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek a high level of current income consistent with stability of principal. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 1 billion shares of $.001 par value Capital Stock in each of the following classes of shares: Investor and Class R. Investor shares are sold primarily to retail investors through financial intermediaries and bear a Distribution Plan fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

14

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	363,960,146
Level 3—Significant Unobservable Inputs	—
Total	363,960,146
† See Statement of Investments for additional detailed categorizations.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

16

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of .50% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, Distribution Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2015, fees reimbursed by Dreyfus amounted to $24,588.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated

18

at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,051,871 during the period ended April 30, 2015.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Investor shares may pay annually up to .25% (currently limited by the Board to .20%) of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Investor shares. During the period ended April 30, 2015, Investor shares were charged $127,307 pursuant to the Distribution Plan.

Under its terms, the Distribution Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $146,874 and Distribution Plan fees $21,146, which are offset against an expense reimbursement currently in effect in the amount of $153,708.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

The Fund 19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

20

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or within one basis point of the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s total return performance was below the Performance Group median by five basis points.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (which was zero) was at the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund

22

grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

24

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2015

By: /s/ James Windels
James Windels, Treasurer
Date:	June 17, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)